                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07797
                                  ---------------------------------------------

                    SunAmerica Style Select Series, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

   Harborside Financial Center, 3200 Plaza 5  Jersey City, NJ  07311
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                                Robert M. Zakem, ESQ.
                      Senior Vice President & General Counsel
                       AIG SunAmerica Asset Management Corp.
                            Harborside Financial Center,
                                   3200 Plaza 5
                               Jersey City, NJ 07311
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 324-6363
                                                   ----------------------------

Date of fiscal year end:   October 31
                        --------------------------
Date of reporting period:  April 30, 2003
                         -------------------------

Item 1. Reports to Shareholders.

        SunAmerica Style Select Series, Inc., Semiannual Report at April 30, 2003. (Focused Portfolios)
        SunAmerica Style Select Series, Inc., Semiannual Report at April 30, 2003. (Value Fund)

[GRAPHIC]

SunAmerica
FOCUSED PORTFOLIOS

                                                          2003 SEMIANNUAL REPORT
                                              [GRAPHIC]
                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

TABLE OF CONTENTS

STATEMENT OF ASSETS AND LIABILITIES...............    1

STATEMENT OF OPERATIONS...........................    7

STATEMENT OF CHANGES IN NET ASSETS................   10

FINANCIAL HIGHLIGHTS..............................   15

PORTFOLIO OF INVESTMENTS..........................   23

NOTES TO FINANCIAL STATEMENTS.....................   40

DIRECTORS INFORMATION.............................   64

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)

                                         FOCUSED       FOCUSED        FOCUSED         FOCUSED          FOCUSED
                                          EQUITY     MULTI-ASSET     BALANCED     FIXED INCOME AND   FIXED INCOME
                                         STRATEGY      STRATEGY      STRATEGY     EQUITY STRATEGY     STRATEGY
                                        PORTFOLIO+    PORTFOLIO+    PORTFOLIO+       PORTFOLIO+       PORTFOLIO+
                                       --------------------------------------------------------------------------
ASSETS:
Investment securities, at value*....   $24,397,218   $47,881,299   $39,027,458      $16,881,278      $16,042,911
Short-term securities*..............            --            --            --               --               --
Repurchase agreements (cost
 approximates market)...............            --            --            --               --               --
Cash................................        49,846       637,142       904,488          220,703           44,390
Foreign cash*.......................            --            --            --               --               --
Receivable for investments sold.....            --            --            --               --               --
Receivable for shares sold..........     1,123,670     1,805,190     1,920,930          582,605          364,320
Interest and dividends receivable...            --            --            --               --               --
Receivable from investment adviser..        14,993        15,379        12,558           12,987           12,052
Deferred organizational expenses....            --            --            --               --               --
Prepaid expenses and other assets...         1,644            --            --               --               --
                                       -----------   -----------   -----------      -----------      -----------
Total assets........................    25,587,371    50,339,010    41,865,434       17,697,573       16,463,673
                                       -----------   -----------   -----------      -----------      -----------
LIABILITIES:
Payable for investments purchased...            --            --            --               --               --
Payable for shares redeemed.........        22,722        28,134        33,805              804               --
Investment advisory and management
 fees payable.......................         1,765         3,439         2,791            1,191            1,103
Distribution and service maintenance
 fees payable.......................         8,313        17,201        14,532            5,518            5,013
Due to custodian bank...............            --            --            --               --               --
Accrued expenses....................        61,578        70,970        54,693           46,190           42,812
Unrealized depreciation on
 forward foreign currency contracts.            --            --            --               --               --
                                       -----------   -----------   -----------      -----------      -----------
Total liabilities...................        94,378       119,744       105,821           53,703           48,928
                                       -----------   -----------   -----------      -----------      -----------
Net assets..........................   $25,492,993   $50,219,266   $41,759,613      $17,643,870      $16,414,745
                                       ===========   ===========   ===========      ===========      ===========
*Identified cost
Investment securities...............   $23,170,446   $45,805,683   $37,398,420      $16,395,014      $15,755,842
                                       ===========   ===========   ===========      ===========      ===========
Short-term securities...............   $        --   $        --   $        --      $        --      $        --
                                       ===========   ===========   ===========      ===========      ===========
Foreign cash........................   $        --   $        --   $        --      $        --      $        --
                                       ===========   ===========   ===========      ===========      ===========

+ See Note 1

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                            FOCUSED        FOCUSED         FOCUSED      FOCUSED          FOCUSED
                                             EQUITY      MULTI-ASSET      BALANCED   FIXED INCOME AND  FIXED INCOME
                                            STRATEGY       STRATEGY       STRATEGY   EQUITY STRATEGY    STRATEGY
                                           PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO        PORTFOLIO
                                          --------------------------------------------------------------------------
NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001 par value
 (1 billion shares authorized).........   $       196    $       394    $       322    $       137     $       128
Paid-in capital........................    24,344,931     48,140,549     40,171,790     17,132,185      16,124,484
                                          -----------    -----------    -----------    -----------     -----------
                                           24,345,127     48,140,943     40,172,112     17,132,322      16,124,612
Accumulated undistributed net
 investment income (loss)..............       (43,373)       (30,535)        (7,316)        13,719           1,107
Accumulated undistributed net realized
 gain (loss) on investments, futures
 contracts, options contracts, foreign
 currency, and other assets and
 liabilities...........................       (35,533)        33,242        (34,221)        11,565           1,957
Net unrealized appreciation
 (depreciation) on investments.........     1,226,772      2,075,616      1,629,038        486,264         287,069
Net unrealized appreciation
 (depreciation) on futures contracts...            --             --             --             --              --
Net unrealized appreciation
 (depreciation) on foreign currency,
 and other assets and liabilities......            --             --             --             --              --
                                          -----------    -----------    -----------    -----------     -----------
Net assets.............................   $25,492,993    $50,219,266    $41,759,613    $17,643,870     $16,414,745
                                          ===========    ===========    ===========    ===========     ===========
CLASS A:
Net assets.............................   $ 6,912,543    $11,799,018    $ 8,332,141    $ 5,307,967     $ 4,974,012
Shares outstanding.....................       530,495        924,306        641,606        410,554         387,855
Net asset value and redemption price
 per share.............................   $     13.03    $     12.77    $     12.99    $     12.93     $     12.82
Maximum sales charge (5.75% of
 offering price).......................          0.79           0.78           0.79           0.79            0.78
                                          -----------    -----------    -----------    -----------     -----------
Maximum offering price to public.......   $     13.82    $     13.55    $     13.78    $     13.72     $     13.60
                                          ===========    ===========    ===========    ===========     ===========
CLASS B:
Net assets.............................   $ 5,125,501    $10,371,555    $12,932,238    $ 4,668,523     $ 4,007,526
Shares outstanding.....................       394,619        814,067        996,505        361,374         312,610
Net asset value, offering and
 redemption price per share (excluding
 any applicable contingent deferred
 sales charge).........................   $     12.99    $     12.74    $     12.98    $     12.92     $     12.82
                                          ===========    ===========    ===========    ===========     ===========
CLASS II:
Net assets.............................   $13,454,949    $28,048,693    $20,495,234    $ 7,667,380     $ 7,433,207
Shares outstanding.....................     1,036,167      2,200,948      1,577,973        593,792         579,827
Net asset value and redemption price
 per share (excluding any applicable
 contingent deferred sales charge).....   $     12.99    $     12.74    $     12.99    $     12.91     $     12.82
Maximum sales charge (1.00% of
 offering price).......................          0.13           0.13           0.13           0.13            0.13
                                          -----------    -----------    -----------    -----------     -----------
Maximum offering price to public.......   $     13.12    $     12.87    $     13.12    $     13.04     $     12.95
                                          ===========    ===========    ===========    ===========     ===========
CLASS I:
Net assets.............................   $        --    $        --    $        --    $        --     $        --
Shares outstanding.....................            --             --             --             --              --
Net asset value, offering and
 redemption price per share............   $        --    $        --    $        --    $        --     $        --
                                          ===========    ===========    ===========    ===========     ===========
CLASS Z:
Net assets.............................   $        --    $        --    $        --    $        --     $        --
Shares outstanding.....................            --             --             --             --              --
Net asset value, offering and
 redemption price per share............   $        --    $        --    $        --    $        --     $        --
                                          ===========    ===========    ===========    ===========     ===========
CLASS X:
Net assets.............................   $        --    $        --    $        --    $        --     $        --
Shares outstanding.....................            --             --             --             --              --
Net asset value, offering and
 redemption price per share............   $        --    $        --    $        --    $        --     $        --
                                          ===========    ===========    ===========    ===========     ===========

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                          FOCUSED          FOCUSED       FOCUSED        FOCUSED        FOCUSED
                                         LARGE-CAP        MULTI-CAP       2000         LARGE-CAP      MULTI-CAP
                                           GROWTH          GROWTH        GROWTH          VALUE         VALUE
                                         PORTFOLIO+       PORTFOLIO+    PORTFOLIO+    PORTFOLIO+      PORTFOLIO+
                                       -------------------------------------------------------------------------
ASSETS:
Investment securities, at value*....   $1,141,961,304   $204,469,214   $75,864,446   $123,768,783   $451,141,481
Short-term securities*..............       51,459,451      3,100,000            --        675,000             --
Repurchase agreements (cost
 approximates market)...............       15,931,000     12,429,000     3,223,000      6,881,000     48,539,000
Cash................................           37,755          8,191            --          4,939          1,659
Foreign cash*.......................               --             --            --             --         81,885
Receivable for investments sold.....        7,587,584      6,678,752       599,640      9,038,596      3,146,779
Receivable for shares sold..........        3,530,136        379,006       519,181        792,717        937,590
Interest and dividends receivable...          826,449            381            84        281,488        455,364
Receivable from investment adviser..               --         26,432        17,518         12,267         13,445
Deferred organizational expenses....              210             --            --             --             --
Prepaid expenses and other assets...            6,635          1,446           114         24,419          2,710
                                       --------------   ------------   -----------   ------------   ------------
Total assets........................    1,221,340,524    227,092,422    80,223,983    141,479,209    504,319,913
                                       --------------   ------------   -----------   ------------   ------------
LIABILITIES:
Payable for investments purchased...       21,623,807             --     1,964,020     12,973,299        296,383
Payable for shares redeemed.........        2,169,120        432,560       155,052        265,325        975,611
Investment advisory and management
 fees payable.......................          804,970        179,262        59,570         97,081        399,268
Distribution and service maintenance
 fees payable.......................          752,039        135,560        43,109         70,838        326,204
Due to custodian bank...............               --             --         6,952             --             --
Accrued expenses....................          373,736        165,357        33,870             --        302,342
Unrealized depreciation on forward
 foreign currency contracts.........               --             --            --             --         89,114
                                       --------------   ------------   -----------   ------------   ------------
Total liabilities...................       25,723,672        912,739     2,262,573     13,406,543      2,388,922
                                       ==============   ============   ===========   ============   ============
Net assets..........................   $1,195,616,852   $226,179,683   $77,961,410   $128,072,666   $501,930,991
                                       ==============   ============   ===========   ============   ============
*Identified cost
Investment securities...............   $1,051,574,031   $195,670,743   $64,748,981   $122,424,758   $491,630,589
                                       ==============   ============   ===========   ============   ============
Short-term securities...............   $   51,459,451   $  3,100,000   $        --   $    675,000   $         --
                                       ==============   ============   ===========   ============   ============
Foreign cash........................   $           --   $         --   $        --   $         --   $     36,943
                                       ==============   ============   ===========   ============   ============

+ See Note 1

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                             FOCUSED          FOCUSED         FOCUSED         FOCUSED        FOCUSED
                                            LARGE-CAP        MULTI-CAP         2000          LARGE-CAP      MULTI-CAP
                                             GROWTH           GROWTH          GROWTH           VALUE          VALUE
                                            PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                         ------------------------------------------------------------------------------
NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001 par value
 (1 billion shares authorized)........   $        9,145   $       1,789    $        728    $      1,081    $       3,537
Paid-in capital.......................    1,856,135,135     391,088,071      92,854,566     139,549,637      608,801,231
                                         --------------    ------------    ------------    ------------    -------------
                                          1,856,144,280     391,089,860      92,855,294     139,550,718      608,804,768
Accumulated undistributed net
 investment income (loss).............       (6,392,398)     (1,851,229)       (605,836)        154,436       (1,889,184)
Accumulated undistributed net realized
 gain (loss) on investments, futures
 contracts, options contracts, foreign
 currency, and other assets and
 liabilities..........................     (744,531,892)   (171,857,419)    (25,403,513)    (12,976,513)     (65,516,678)
Net unrealized appreciation
 (depreciation) on investments........       90,387,273       8,798,471      11,115,465       1,344,025      (40,489,108)
Net unrealized appreciation
 (depreciation) on futures contracts..               --              --              --              --        1,065,402
Net unrealized appreciation
 (depreciation) on foreign currency,
 and other assets and liabilities.....            9,589              --              --              --          (44,209)
                                         --------------   -------------    ------------    ------------    -------------
Net assets............................   $1,195,616,852   $ 226,179,683    $ 77,961,410    $128,072,666    $ 501,930,991
                                         ==============   =============    ============    ============    =============
CLASS A:
Net assets............................   $  302,233,199   $  85,110,588    $ 27,506,935    $ 55,228,831    $ 125,320,479
Shares outstanding....................       22,603,011       6,517,292       2,506,429       4,593,986        8,684,462
Net asset value and redemption price
 per share............................   $        13.37   $       13.06    $      10.97    $      12.02    $       14.43
Maximum sales charge (5.75% of
 offering price)......................             0.82            0.80            0.67            0.73             0.88
                                         --------------   -------------    ------------    ------------    -------------
Maximum offering price to public......   $        14.19   $       13.86    $      11.64    $      12.75    $       15.31
                                         ==============   =============    ============    ============    =============
CLASS B:
Net assets............................   $  406,228,339   $ 105,927,296    $ 17,352,066    $ 33,945,425    $ 166,391,476
Shares outstanding....................       31,391,961       8,540,916       1,646,774       2,905,506       11,795,282
Net asset value, offering and
 redemption price per share (excluding
 any applicable contingent deferred
 sales charge)........................   $        12.94   $       12.40    $      10.54    $      11.68    $       14.11
                                         ==============   =============    ============    ============    =============
CLASS II:
Net assets............................   $  434,289,858   $  34,797,103    $ 27,548,343    $ 38,871,733    $ 195,840,702
Shares outstanding....................       33,556,827       2,806,178       2,621,497       3,323,091       13,890,334
Net asset value and redemption price
 per share (excluding any applicable
 contingent deferred sales charge)....   $        12.94   $       12.40    $      10.51    $      11.70    $       14.10
Maximum sales charge (1.00% of
 offering price)......................             0.13            0.13            0.11            0.12             0.14
                                         --------------   -------------    ------------    ------------    -------------
Maximum offering price to public......   $        13.07   $       12.53    $      10.62    $      11.82    $       14.24
                                         ==============   =============    ============    ============    =============
CLASS I:
Net assets............................   $           --   $          --    $  5,554,066    $         --    $  14,378,334
Shares outstanding....................               --              --         501,642              --          995,151
Net asset value, offering and
 redemption price per share...........   $           --   $          --    $      11.07    $         --    $       14.45
                                         ==============   =============    ============    ============    =============
CLASS Z:
Net assets............................   $   52,865,456   $      25,827    $         --    $     26,677    $          --
Shares outstanding....................        3,897,550           1,908              --           2,168               --
Net asset value, offering and
 redemption price per share...........   $        13.56   $       13.54    $         --    $      12.30    $          --
                                         ==============   =============    ============    ============    =============
CLASS X:
Net assets............................   $           --   $     318,869    $         --    $         --    $          --
Shares outstanding....................               --          24,396              --              --               --
Net asset value, offering and
 redemption price per share...........   $           --   $       13.07    $         --    $         --    $          --
                                         ==============   =============    ============    ============    =============

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                      FOCUSED        FOCUSED       FOCUSED
                                                       2000          GROWTH      INTERNATIONAL    FOCUSED
                                                       VALUE        AND INCOME      EQUITY       TECHNOLOGY
                                                     PORTFOLIO+     PORTFOLIO+     PORTFOLIO+    PORTFOLIO+
                                                    -------------------------------------------------------
ASSETS:
Investment securities, at value*.................   $137,454,893   $238,989,155   $34,863,978   $50,061,096
Short-term securities*...........................      9,100,000      8,200,000       790,000            --
Repurchase agreements (cost approximates market).     15,175,000      6,224,000     1,086,000     5,002,000
Cash.............................................         18,742         48,269       780,134         1,756
Foreign cash*....................................             --             --        80,729            --
Receivable for investments sold..................             --        962,500       876,043            --
Receivable for shares sold.......................        882,356      1,567,643       305,987       359,316
Interest and dividends receivable................         69,649        300,995       192,552           104
Receivable from investment adviser...............         15,596         10,767        19,308        27,365
Deferred organizational expenses.................             --             --            --            --
Prepaid expenses and other assets................            518            904           123           578
                                                    ------------   ------------   -----------   -----------
Total assets.....................................    162,716,754    256,304,233    38,994,854    55,452,215
                                                    ------------   ------------   -----------   -----------
LIABILITIES:
Payable for investments purchased................             --             --     1,793,294     1,219,105
Payable for shares redeemed......................        443,177        520,532       288,433       110,702
Investment advisory and management fees payable..        126,477        197,306        33,844        51,566
Distribution and service maintenance fees payable         97,268        149,385        18,423        31,013
Due to custodian bank............................             --             --            --            --
Accrued expenses.................................         53,275         93,972        33,784        70,442
Unrealized depreciation on forward foreign
 currency contracts..............................             --             --           207            --
                                                    ------------   ------------   -----------   -----------
Total liabilities................................        720,197        961,195     2,167,985     1,482,828
                                                    ------------   ------------   -----------   -----------
Net assets.......................................   $161,996,557   $255,343,038   $36,826,869   $53,969,387
                                                    ============   ============   ===========   ===========
*Identified cost
Investment securities............................   $148,765,876   $219,037,965   $34,900,614   $43,653,931
                                                    ============   ============   ===========   ===========
Short-term securities............................   $  9,100,000   $  8,200,000   $   790,000   $        --
                                                    ============   ============   ===========   ===========
Foreign cash.....................................   $         --   $         --   $    79,497   $        --
                                                    ============   ============   ===========   ===========

+ See Note 1

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                            FOCUSED         FOCUSED        FOCUSED
                                                             2000           GROWTH       INTERNATIONAL     FOCUSED
                                                             VALUE        AND INCOME        EQUITY        TECHNOLOGY
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                         -----------------------------------------------------------
NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001 par value
 (1 billion shares authorized)........................   $      1,194    $      2,042    $       304    $      1,677
Paid-in capital.......................................    181,865,266     319,293,200     38,296,983     272,830,256
                                                         ------------    ------------    -----------    ------------
                                                          181,866,460     319,295,242     38,297,287     272,831,933
Accumulated undistributed net investment income
 (loss)...............................................       (391,574)       (980,043)        26,211        (553,376)
Accumulated undistributed net realized gain
 (loss) on investments, futures contracts, options
 contracts, foreign currency, and other assets and
 liabilities..........................................     (8,167,517)    (82,924,888)    (1,462,242)   (224,716,335)
Net unrealized appreciation
 (depreciation) on investments........................    (11,310,983)     19,951,190        (36,636)      6,407,165
Net unrealized appreciation
 (depreciation) on futures contracts..................             --              --             --              --
Net unrealized appreciation
 (depreciation) on foreign currency, and other
 assets and liabilities...............................            171           1,537          2,249              --
                                                         ------------    ------------    -----------    ------------
Net assets............................................   $161,996,557    $255,343,038    $36,826,869    $ 53,969,387
                                                         ============    ============    ===========    ============
CLASS A:
Net assets............................................   $ 59,146,587    $ 72,887,751    $18,875,493    $ 20,678,537
Shares outstanding....................................      4,252,954       5,685,012      1,552,768       6,359,211
Net asset value and redemption price per share........   $      13.91    $      12.82    $     12.16    $       3.25
Maximum sales charge (5.75% of offering price)........           0.85            0.78           0.74            0.20
                                                         ------------    ------------    -----------    ------------
Maximum offering price to public......................   $      14.76    $      13.60    $     12.90    $       3.45
                                                         ============    ============    ===========    ============
CLASS B:
Net assets............................................   $ 46,838,483    $ 70,189,967    $ 5,699,815    $ 15,407,736
Shares outstanding....................................      3,504,613       5,684,102        473,180       4,819,566
Net asset value, offering and redemption
 price per share (excluding any applicable contingent
 deferred sales charge)...............................   $      13.36    $      12.35    $     12.05    $       3.20
                                                         ============    ============    ===========    ============
CLASS II:
Net assets............................................   $ 55,985,636    $ 96,795,691    $12,251,561    $ 17,862,985
Shares outstanding....................................      4,180,251       7,845,055      1,017,906       5,586,755
Net asset value and redemption price per
 share (excluding any applicable contingent deferred
 sales charge)........................................   $      13.39    $      12.34    $     12.04    $       3.20
Maximum sales charge (1.00% of offering price)........           0.14            0.12           0.12            0.03
                                                         ------------    ------------    -----------    ------------
Maximum offering price to public......................   $      13.53    $      12.46    $     12.16    $       3.23
                                                         ============    ============    ===========    ============
CLASS I:
Net assets............................................   $         --    $         --    $        --    $         --
Shares outstanding....................................             --              --             --              --
Net asset value, offering and redemption
 price per share......................................   $         --    $         --    $        --    $         --
                                                         ============    ============    ===========    ============
CLASS Z:
Net assets............................................   $     25,851    $     63,659    $        --    $     20,129
Shares outstanding....................................          1,802           4,908             --           6,064
Net asset value, offering and redemption
 price per share......................................   $      14.35    $      12.97    $        --    $       3.32
                                                         ============    ============    ===========    ============
CLASS X:
Net assets............................................   $         --    $ 15,405,970    $        --    $         --
Shares outstanding....................................             --       1,198,460             --              --
Net asset value, offering and redemption
 price per share......................................   $         --    $      12.85    $        --    $         --
                                                         ============    ============    ===========    ============

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)


                                                                              FOCUSED        FOCUSED      FOCUSED
                                                                               EQUITY      MULTI-ASSET    BALANCED
                                                                              STRATEGY      STRATEGY      STRATEGY
                                                                              PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                             --------------------------------------
INVESTMENT INCOME:
Income:
 Interest.................................................................   $       --    $       --    $       --
 Dividends*...............................................................           --        56,604        65,136
                                                                             ----------    ----------    ----------
  Total investment income.................................................           --        56,604        65,136
                                                                             ==========    ==========    ==========
Expenses:
 Investment advisory and management fees..................................        5,303         9,553         6,815
 Distribution and service maintenance fees
  Class A.................................................................           --            --            --
  Class B.................................................................        6,722        11,872        13,384
  Class II................................................................       18,293        36,087        22,898
  Class Z.................................................................           --            --            --
  Class X.................................................................           --            --            --
 Service fees Class I.....................................................           --            --            --
 Transfer agent fees and expenses
  Class A.................................................................        6,090         4,350         6,960
  Class B.................................................................        5,220         4,350         4,350
  Class II................................................................        5,220         4,350         5,220
  Class I.................................................................           --            --            --
  Class Z.................................................................           --            --            --
  Class X.................................................................           --            --            --
 Registration fees
  Class A.................................................................       15,660        16,530        12,180
  Class B.................................................................       10,440        13,050        10,440
  Class II................................................................       10,440        13,050         8,700
  Class I.................................................................           --            --            --
  Class Z.................................................................           --            --            --
  Class X.................................................................           --            --            --
 Custodian fees and expenses..............................................        6,058         6,058         6,058
 Printing expense.........................................................       21,814        28,790        16,578
 Directors' fees and expenses.............................................        3,515         4,423         2,642
 Audit and tax expenses...................................................        7,556         7,556         7,556
 Amortization of organizational expenses..................................           --            --            --
 Insurance expense........................................................           --            --            --
 Interest expense.........................................................           --            --            --
 Legal fees and expenses..................................................        2,610         2,610         2,610
 Miscellaneous expenses...................................................        2,594         2,592         2,594
                                                                             ----------    ----------    ----------
  Total expenses before reimbursements, custody credits,
   and fees paid indirectly...............................................      127,535       165,221       128,985
  Expenses waived/reimbursed by investment adviser........................      (89,262)      (93,380)      (75,665)
  Custody credits earned on cash balances.................................           --            --            --
  Fees paid indirectly (Note 8)...........................................           --            --            --
                                                                             ----------    ----------    ----------
  Net expenses............................................................       38,273        71,841        53,320
                                                                             ----------    ----------    ----------
Net investment income (loss)..............................................      (38,273)      (15,237)       11,816
                                                                             ----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments...................................      (56,692)          509       (51,296)
Net realized gain (loss) from capital gain distributions
 from underlying funds....................................................       21,159        32,733        17,075
Net realized gain (loss) on futures contracts.............................           --            --            --
Net realized gain (loss) on foreign currency and other assets
 and liabilities..........................................................           --            --            --
Net change in unrealized appreciation (depreciation) on investments.......    1,226,772     2,075,616     1,629,038
Net change in unrealized appreciation (depreciation) on
 futures contracts........................................................           --            --            --
Net change in unrealized appreciation (depreciation) on
 foreign currency and other assets and liabilities........................           --            --            --
                                                                             ----------    ----------    ----------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, foreign currency and other assets
 and liabilities..........................................................    1,191,239     2,108,858     1,594,817
                                                                             ==========    ==========    ==========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..........................................................   $1,152,966    $2,093,621    $1,606,633
                                                                             ==========    ==========    ==========
*Net of foreign withholding taxes on dividends of.........................   $       --    $       --    $       --
                                                                             ==========    ==========    ==========

                                                                               FOCUSED     FOCUSED
                                                                             FIXED INCOME   FIXED
                                                                              AND EQUITY    INCOME
                                                                               STRATEGY    STRATEGY
                                                                              PORTFOLIO    PORTFOLIO
                                                                             -----------------------
INVESTMENT INCOME:
Income:
 Interest.................................................................     $     --    $     --
 Dividends*...............................................................       73,026      85,417
                                                                               --------    --------
  Total investment income.................................................       73,026      85,417
                                                                               ========    ========
Expenses:
 Investment advisory and management fees..................................        3,090       2,707
 Distribution and service maintenance fees
  Class A.................................................................           --          --
  Class B.................................................................        4,629       4,630
  Class II................................................................       10,540       8,392
  Class Z.................................................................           --          --
  Class X.................................................................           --          --
 Service fees Class I.....................................................           --          --
 Transfer agent fees and expenses
  Class A.................................................................        5,220       6,090
  Class B.................................................................        4,350       4,350
  Class II................................................................        4,350       4,350
  Class I.................................................................           --          --
  Class Z.................................................................           --          --
  Class X.................................................................           --          --
 Registration fees
  Class A.................................................................       11,310      10,440
  Class B.................................................................        7,830       6,960
  Class II................................................................        7,830       6,960
  Class I.................................................................           --          --
  Class Z.................................................................           --          --
  Class X.................................................................           --          --
 Custodian fees and expenses..............................................        6,058       6,058
 Printing expense.........................................................       12,212       8,716
 Directors' fees and expenses.............................................        2,629       1,747
 Audit and tax expenses...................................................        7,556       7,556
 Amortization of organizational expenses..................................           --          --
 Insurance expense........................................................           --          --
 Interest expense.........................................................           --          --
 Legal fees and expenses..................................................        2,610       2,610
 Miscellaneous expenses...................................................        2,594       2,594
                                                                               --------    --------
  Total expenses before reimbursements, custody credits,
   and fees paid indirectly...............................................       92,808      84,160
  Expenses waived/reimbursed by investment adviser........................      (69,914)    (64,372)
  Custody credits earned on cash balances.................................           --          --
  Fees paid indirectly (Note 8)...........................................           --          --
                                                                               --------    --------
  Net expenses............................................................       22,894      19,788
                                                                               --------    --------
Net investment income (loss)..............................................       50,132      65,629
                                                                               --------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments...................................        5,440      (1,797)
Net realized gain (loss) from capital gain distributions
 from underlying funds....................................................        6,125       3,754
Net realized gain (loss) on futures contracts.............................           --          --
Net realized gain (loss) on foreign currency and other assets
 and liabilities..........................................................           --          --
Net change in unrealized appreciation (depreciation) on investments.......      486,264     287,069
Net change in unrealized appreciation (depreciation) on
 futures contracts........................................................           --          --
Net change in unrealized appreciation (depreciation) on
 foreign currency and other assets and liabilities........................           --          --
                                                                               --------    --------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, foreign currency and other assets
 and liabilities..........................................................      497,829     289,026
                                                                               ========    ========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..........................................................     $547,961    $354,655
                                                                               ========    ========
*Net of foreign withholding taxes on dividends of.........................     $     --    $     --
                                                                               ========    ========

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

                                                                                FOCUSED        FOCUSED       FOCUSED
                                                                               LARGE-CAP      MULTI-CAP       2000
                                                                                GROWTH         GROWTH        GROWTH
                                                                               PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                             -----------------------------------------
INVESTMENT INCOME:
Income:
 Interest.................................................................   $    302,204   $     75,538   $    12,319
 Dividends*...............................................................      4,614,898        479,838        45,472
                                                                             ------------   ------------   -----------
  Total investment income.................................................      4,917,102        555,376        57,791
                                                                             ============   ============   ===========
Expenses:
 Investment advisory and management fees..................................      4,790,876      1,116,275       319,140
 Distribution and service maintenance fees
  Class A.................................................................        474,131        140,725        32,764
  Class B.................................................................      1,970,393        534,852        78,463
  Class II................................................................      2,139,620        175,184       121,932
  Class Z.................................................................             --             --            --
  Class X.................................................................             --             --            --
 Service fees Class I.....................................................             --             --         6,284
 Transfer agent fees and expenses
  Class A.................................................................        381,756        130,807        24,577
  Class B.................................................................        557,793        159,623        27,558
  Class II................................................................        597,645         53,674        29,769
  Class I.................................................................             --             --         5,748
  Class Z.................................................................          8,637          8,594            --
  Class X.................................................................             --            392            --
 Registration fees
  Class A.................................................................         17,291          8,095         6,747
  Class B.................................................................         14,852          8,374         7,479
  Class II................................................................         12,030          5,986         7,663
  Class I.................................................................             --             --         6,903
  Class Z.................................................................          5,622          4,991            --
  Class X.................................................................             --            438            --
 Custodian fees and expenses..............................................        247,978         75,916        69,075
 Printing expense.........................................................        221,605         51,507         9,556
 Directors' fees and expenses.............................................         45,475          9,644         2,048
 Audit and tax expenses...................................................         12,201         12,691        12,761
 Amortization of organizational expenses..................................          1,683             --            --
 Insurance expense........................................................          5,018          1,107            59
 Interest expense.........................................................            698             47            68
 Legal fees and expenses..................................................         22,168          4,790           988
 Miscellaneous expenses...................................................          5,309          3,753         5,725
                                                                             ------------   ------------   -----------
  Total expenses before reimbursements, custody credits,
    and fees paid indirectly..............................................     11,532,781      2,507,465       775,307
  Expenses waived/reimbursed by investment adviser........................             --       (127,781)      (98,418)
  Custody credits earned on cash balances.................................           (649)          (202)         (226)
  Fees paid indirectly (Note 8)...........................................       (303,408)          (727)      (13,436)
                                                                             ------------   ------------   -----------
  Net expenses............................................................     11,228,724      2,378,755       663,227
                                                                             ------------   ------------   -----------
Net investment income (loss)..............................................     (6,311,622)    (1,823,379)     (605,436)
                                                                             ------------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments...................................    (30,147,390)   (17,517,011)   (6,769,614)
Net realized gain (loss) from capital gains distributions
 from underlying funds....................................................             --             --            --
Net realized gain (loss) on futures contracts.............................             --        (15,310)           --
Net realized gain (loss) on foreign currency and other assets
 and liabilities..........................................................             --             --            --
Net change in unrealized appreciation (depreciation) on
 investments..............................................................     81,303,520     12,727,192    12,210,924
Net change in unrealized appreciation (depreciation) on
 futures contracts........................................................             --             --            --
Net change in unrealized appreciation (depreciation) on
 foreign currency and other assets and liabilities........................          6,312             --            --
                                                                             ------------   ------------   -----------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, foreign currency
 and other assets and liabilities.........................................     51,162,442     (4,805,129)    5,441,310
                                                                             ------------   ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.........................................................   $ 44,850,820   $ (6,628,508)  $ 4,835,874
                                                                             ============   ============   ===========
*Net of foreign withholding taxes on dividends of.........................   $ 110,820.00   $         --   $        --
                                                                             ============   ============   ===========

                                                                               FOCUSED        FOCUSED
                                                                              LARGE-CAP      MULTI-CAP
                                                                                VALUE          VALUE
                                                                              PORTFOLIO      PORTFOLIO
                                                                             --------------------------
INVESTMENT INCOME:
Income:
 Interest.................................................................   $    23,366   $    130,903
 Dividends*...............................................................     1,127,399      3,440,070
                                                                             -----------   ------------
  Total investment income.................................................     1,150,765      3,570,973
                                                                             ===========   ============
Expenses:
 Investment advisory and management fees..................................       529,666      2,488,456
 Distribution and service maintenance fees
  Class A.................................................................        66,748        216,142
  Class B.................................................................       159,653        822,795
  Class II................................................................       176,823        982,359
  Class Z.................................................................            --             --
  Class X.................................................................            --             --
 Service fees Class I.....................................................            --         16,439
 Transfer agent fees and expenses
  Class A.................................................................        48,466        170,802
  Class B.................................................................        46,399        229,469
  Class II................................................................        45,786        262,734
  Class I.................................................................            --         14,768
  Class Z.................................................................         8,759             --
  Class X.................................................................            --             --
 Registration fees
  Class A.................................................................         5,527         13,762
  Class B.................................................................         7,173         14,176
  Class II................................................................         6,921         12,114
  Class I.................................................................            --         10,604
  Class Z.................................................................         4,023             --
  Class X.................................................................            --             --
 Custodian fees and expenses..............................................        70,959        171,696
 Printing expense.........................................................        14,782         91,595
 Directors' fees and expenses.............................................         3,638         21,263
 Audit and tax expenses...................................................        12,652         12,559
 Amortization of organizational expenses..................................            --             --
 Insurance expense........................................................           261          1,242
 Interest expense.........................................................            --          1,455
 Legal fees and expenses..................................................         1,832         10,279
 Miscellaneous expenses...................................................         2,867          4,007
                                                                             -----------   ------------
  Total expenses before reimbursements, custody credits,
    and fees paid indirectly..............................................     1,212,935      5,568,716
  Expenses waived/reimbursed by investment adviser........................       (84,382)      (121,918)
  Custody credits earned on cash balances.................................          (235)          (279)
  Fees paid indirectly (Note 8)...........................................      (138,236)            --
                                                                             -----------   ------------
  Net expenses............................................................       990,082      5,446,519
                                                                             -----------   ------------
Net investment income (loss)..............................................       160,683     (1,875,546)
                                                                             -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments...................................    (3,737,423)   (41,905,092)
Net realized gain (loss) from capital gains distributions
 from underlying funds....................................................            --             --
Net realized gain (loss) on futures contracts.............................            --      1,681,415
Net realized gain (loss) on foreign currency and other assets
 and liabilities..........................................................            --       (925,588)
Net change in unrealized appreciation (depreciation) on
 investments..............................................................    12,242,602     76,014,722
Net change in unrealized appreciation (depreciation) on
 futures contracts........................................................            --      1,058,763
Net change in unrealized appreciation (depreciation) on
 foreign currency and other assets and liabilities........................            --        (60,770)
                                                                             -----------   ------------
Net realized and unrealized gain (loss) on investments, futures contracts, options contracts, foreign currency
 and other assets and liabilities.........................................     8,505,179     35,863,450
                                                                             -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.........................................................   $ 8,665,862   $ 33,987,904
                                                                             ===========   ============
*Net of foreign withholding taxes on dividends of.........................   $        --   $     53,788
                                                                             ===========   ============

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

                                                                                       FOCUSED        FOCUSED
                                                                                        2000          GROWTH
                                                                                        VALUE       AND INCOME
                                                                                      PORTFOLIO      PORTFOLIO
                                                                                     -------------------------
INVESTMENT INCOME:
Income:
 Interest.........................................................................   $    70,719   $    51,627
 Dividends*.......................................................................     1,116,912     1,349,239
                                                                                     -----------   -----------
  Total investment income.........................................................     1,187,631     1,400,866
                                                                                     ===========   ===========
Expenses:
 Investment advisory and management fees..........................................       751,272     1,139,709
 Distribution and service maintenance fees
  Class A.........................................................................        86,019       109,823
  Class B.........................................................................       231,617       326,297
  Class II........................................................................       268,875       440,936
  Class Z.........................................................................            --            --
  Class X.........................................................................            --            --
 Service fees Class I.............................................................            --            --
 Transfer agent fees and expenses
  Class A.........................................................................        66,285        83,500
  Class B.........................................................................        66,487        91,871
  Class II........................................................................        69,932       112,674
  Class I.........................................................................            --            --
  Class Z.........................................................................         8,635         8,606
  Class X.........................................................................            --        15,267
 Registration fees
  Class A.........................................................................         9,962         8,575
  Class B.........................................................................         8,304         7,876
  Class II........................................................................         9,217        13,918
  Class I.........................................................................            --            --
  Class Z.........................................................................         4,296         4,617
  Class X.........................................................................            --         1,281
 Custodian fees and expenses......................................................        73,044        76,175
 Printing expense.................................................................        24,393        39,961
 Directors' fees and expenses.....................................................         5,412         8,318
 Audit and tax expenses...........................................................        12,825        12,809
 Amortization of organizational expenses..........................................            --            --
 Insurance expense................................................................           282           578
 Interest expense.................................................................            --           176
 Legal fees and expenses..........................................................         2,921         4,346
 Miscellaneous expenses...........................................................         3,260         3,743
                                                                                     -----------   -----------
  Total expenses before reimbursements, custody credits, and fees paid indirectly.     1,703,038     2,511,056
  Expenses waived/reimbursed by investment adviser................................       (88,199)      (69,925)
  Custody credits earned on cash balances.........................................          (193)         (614)
  Fees paid indirectly (Note 8)...................................................       (41,569)      (69,873)
                                                                                     -----------   -----------
  Net expenses....................................................................     1,573,077     2,370,644
                                                                                     -----------   -----------
Net investment income (loss)......................................................      (385,446)     (969,778)
                                                                                     -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments...........................................    (7,947,365)  (15,482,248)
Net realized gain (loss) from capital gains distributions from underlying funds...            --            --
Net realized gain (loss) on futures contracts.....................................            --            --
Net realized gain (loss) on foreign currency and other assets and liabilities.....           444       197,883
Net change in unrealized appreciation (depreciation) on investments...............    22,309,344    30,755,321
Net change in unrealized appreciation (depreciation) on futures contracts.........            --            --
Net change in unrealized appreciation (depreciation) on foreign currency and
 other assets and liabilities.....................................................            78         1,012
                                                                                     -----------   -----------
Net realized and unrealized gain (loss) on investments, futures contracts, options
 contracts, foreign currency and other assets and liabilities.....................    14,362,501    15,471,968
                                                                                     -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................   $13,977,055   $14,502,190
                                                                                     ===========   ===========
*Net of foreign withholding taxes on dividends of.................................   $    16,685   $    19,360
                                                                                     ===========   ===========

                                                                                        FOCUSED
                                                                                     INTERNATIONAL   FOCUSED
                                                                                        EQUITY      TECHNOLOGY
                                                                                       PORTFOLIO    PORTFOLIO
                                                                                     -------------------------
INVESTMENT INCOME:
Income:
 Interest.........................................................................    $    1,852   $    12,119
 Dividends*.......................................................................       380,535        16,679
                                                                                      ----------   -----------
  Total investment income.........................................................       382,387        28,798
                                                                                      ==========   ===========
Expenses:
 Investment advisory and management fees..........................................       195,579       306,418
 Distribution and service maintenance fees
  Class A.........................................................................        26,060        32,245
  Class B.........................................................................        26,576        68,257
  Class II........................................................................        55,431        82,737
  Class Z.........................................................................            --            --
  Class X.........................................................................            --            --
 Service fees Class I.............................................................            --            --
 Transfer agent fees and expenses
  Class A.........................................................................        18,715        39,595
  Class B.........................................................................         8,094        32,891
  Class II........................................................................        14,433        36,529
  Class I.........................................................................            --            --
  Class Z.........................................................................            --         8,488
  Class X.........................................................................            --            --
 Registration fees
  Class A.........................................................................         5,008         8,868
  Class B.........................................................................         4,355         7,040
  Class II........................................................................         4,671         6,958
  Class I.........................................................................            --            --
  Class Z.........................................................................            --         5,261
  Class X.........................................................................            --            --
 Custodian fees and expenses......................................................        95,840        68,895
 Printing expense.................................................................         6,119        14,841
 Directors' fees and expenses.....................................................         1,310         2,136
 Audit and tax expenses...........................................................        13,132        12,809
 Amortization of organizational expenses..........................................            --            --
 Insurance expense................................................................            32           332
 Interest expense.................................................................           239           349
 Legal fees and expenses..........................................................           578           995
 Miscellaneous expenses...........................................................         2,259         2,518
                                                                                      ----------   -----------
  Total expenses before reimbursements, custody credits, and fees paid indirectly.       478,431       737,862
  Expenses waived/reimbursed by investment adviser................................      (118,940)     (158,169)
  Custody credits earned on cash balances.........................................        (1,082)         (113)
  Fees paid indirectly (Note 8)...................................................        (2,233)       (2,441)
                                                                                      ----------   -----------
  Net expenses....................................................................       356,176       577,139
                                                                                      ----------   -----------
Net investment income (loss)......................................................        26,211      (548,341)
                                                                                      ----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments...........................................      (908,204)   (7,903,821)
Net realized gain (loss) from capital gains distributions from underlying funds...            --            --
Net realized gain (loss) on futures contracts.....................................            --        89,453
Net realized gain (loss) on foreign currency and other assets and liabilities.....        22,945          (211)
Net change in unrealized appreciation (depreciation) on investments...............     1,542,265    15,654,698
Net change in unrealized appreciation (depreciation) on futures contracts.........            --       148,855
Net change in unrealized appreciation (depreciation) on foreign currency and
 other assets and liabilities.....................................................        (4,000)           --
                                                                                      ----------   -----------
Net realized and unrealized gain (loss) on investments, futures contracts, options
 contracts, foreign currency and other assets and liabilities.....................       653,006     7,988,974
                                                                                      ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................    $  679,217   $ 7,440,633
                                                                                      ==========   ===========
*Net of foreign withholding taxes on dividends of.................................    $   41,009   $        --
                                                                                      ==========   ===========

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOCUSED EQUITY STRATEGY   FOCUSED MULTI-ASSET   FOCUSED BALANCED
                                                                          PORTFOLIO          STRATEGY PORTFOLIO  STRATEGY PORTFOLIO
                                                                  -----------------------   -------------------  ------------------
                                                                        FOR THE PERIOD        FOR THE PERIOD        FOR THE PERIOD
                                                                             ENDED                 ENDED                 ENDED
                                                                           APRIL 30,             APRIL 30,             APRIL 30,
                                                                             2003#                 2003#                 2003#
                                                                          (UNAUDITED)           (UNAUDITED)           (UNAUDITED)
                                                                  -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss).................................          $   (38,273)          $   (15,237)          $    11,816
  Net realized gain (loss) on investments......................              (56,692)                  509               (51,296)
  Net realized gain (loss) from capital gain distributions
    from underlying funds......................................               21,159                32,733                17,075
  Net realized gain (loss) on futures contracts................                   --                    --                    --
  Net realized gain (loss) on foreign currency and other assets
    and liabilities............................................                   --                    --                    --
  Net change in unrealized appreciation (depreciation) on
    investments................................................            1,226,772             2,075,616             1,629,038
  Net change in unrealized appreciation (depreciation) on
    futures contracts..........................................                   --                    --                    --
  Net change in unrealized appreciation (depreciation) on
    foreign currency and other assets and liabilities..........                   --                    --                    --
                                                                         -----------           -----------           -----------
Net increase (decrease) in net assets resulting from operations            1,152,966             2,093,621             1,606,633
                                                                         -----------           -----------           -----------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS:
  From net investment income (Class A).........................               (2,323)               (4,235)               (9,827)
  From net investment income (Class B).........................                 (745)               (1,800)               (2,430)
  From net investment income (Class II)........................               (2,032)               (9,263)               (6,875)
  From net investment income (Class I).........................                   --                    --                    --
  From net investment income (Class Z).........................                   --                    --                    --
  From net investment income (Class X).........................                   --                    --                    --
  From net realized gain on investments (Class A)..............                   --                    --                    --
  From net realized gain on investments (Class B)..............                   --                    --                    --
  From net realized gain on investments (Class II).............                   --                    --                    --
  From net realized gain on investments (Class I)..............                   --                    --                    --
  From net realized gain on investments (Class Z)..............                   --                    --                    --
  From net realized gain on investments (Class X)..............                   --                    --                    --
                                                                         -----------           -----------           -----------
Total dividends and distributions to shareholders..............               (5,100)              (15,298)              (19,132)
                                                                         -----------           -----------           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS (NOTE 9)..................................           24,345,127            48,140,943            40,172,112
                                                                         -----------           -----------           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................           25,492,993            50,219,266            41,759,613

NET ASSETS:
Beginning of period............................................                   --                    --                    --
                                                                         -----------           -----------           -----------
End of period*.................................................          $25,492,993           $50,219,266           $41,759,613
                                                                         ===========           ===========           ===========
*Includes undistributed net investment income (loss)...........          $   (43,373)          $   (30,535)          $    (7,316)
                                                                         ===========           ===========           ===========

----------
# Commenced operations November 8, 2002

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                      FOCUSED FIXED INCOME
                                                       AND EQUITY STRATEGY   FOCUSED FIXED INCOME        FOCUSED LARGE-CAP
                                                            PORTFOLIO         STRATEGY PORTFOLIO          GROWTH PORTFOLIO
                                                       -------------------   --------------------  -------------------------------
                                                          FOR THE PERIOD        FOR THE PERIOD      FOR THE SIX
                                                               ENDED                 ENDED          MONTHS ENDED     FOR THE YEAR
                                                             APRIL 30,             APRIL 30,          APRIL 30,          ENDED
                                                               2003#                 2003#              2003          OCTOBER 31,
                                                            (UNAUDITED)           (UNAUDITED)        (UNAUDITED)         2002
                                                      ----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss)......................       $    50,132           $    65,629       $   (6,311,622)  $  (16,276,287)
  Net realized gain (loss) on investments...........             5,440                (1,797)         (30,147,390)    (215,725,377)
  Net realized gain (loss) from capital gains
    distributions from underlying funds.............             6,125                 3,754                   --               --
  Net realized gain (loss) on futures contracts.....                --                    --                   --               --
  Net realized gain (loss) on foreign currency and
    other assets and liabilities....................                --                    --                   --            4,231
  Net change in unrealized appreciation
    (depreciation) on investments...................           486,264               287,069           81,303,520       53,815,531
  Net change in unrealized appreciation
    (depreciation) on futures contracts.............                --                    --                   --               --
  Net change in unrealized appreciation
    (depreciation) on foreign currency and
    other assets and liabilities....................                --                    --                6,312            3,277
                                                           -----------           -----------       --------------   --------------
Net increase (decrease) in net assets resulting from
  operations........................................           547,961               354,655           44,850,820     (178,178,625)
                                                           -----------           -----------       --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income (Class A)..............           (13,028)              (24,420)                  --               --
  From net investment income (Class B)..............            (6,192)              (15,300)                  --               --
  From net investment income (Class II).............           (17,193)              (24,802)                  --               --
  From net investment income (Class I)..............                --                    --                   --               --
  From net investment income (Class Z)..............                --                    --                   --               --
  From net investment income (Class X)..............                --                    --                   --               --
  From net realized gain on investments (Class A)...                --                    --                   --               --
  From net realized gain on investments (Class B)...                --                    --                   --               --
  From net realized gain on investments (Class II)..                --                    --                   --               --
  From net realized gain on investments (Class I)...                --                    --                   --               --
  From net realized gain on investments (Class Z)...                --                    --                   --               --
  From net realized gain on investments (Class X)...                --                    --                   --               --
                                                           -----------           -----------       --------------   --------------
Total dividends and distributions to shareholders...           (36,413)              (64,522)                  --               --
                                                           -----------           -----------       --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)..........        17,132,322            16,124,612           (4,291,554)      19,442,467
                                                           -----------           -----------       --------------   --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.............        17,643,870            16,414,745           40,559,266     (158,736,158)

NET ASSETS:
Beginning of period.................................                --                    --        1,155,057,586    1,313,793,744
                                                           -----------           -----------       --------------   --------------
End of period*......................................       $17,643,870           $16,414,745       $1,195,616,852   $1,155,057,586
                                                           ===========           ===========       ==============   ==============
*Includes undistributed net investment income
  (loss)............................................       $    13,719           $     1,107       $   (6,392,398)  $      (80,776)
                                                           ===========           ===========       ==============   ==============

----------
# Commenced operations November 8, 2002

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                    FOCUSED MULTI-CAP GROWTH          FOCUSED 2000 GROWTH
                                                            PORTFOLIO                       PORTFOLIO
                                                  ----------------------------    ----------------------------
                                                   FOR THE SIX                     FOR THE SIX
                                                  MONTHS ENDED    FOR THE YEAR    MONTHS ENDED    FOR THE YEAR
                                                    APRIL 30,         ENDED         APRIL 30,         ENDED
                                                      2003         OCTOBER 31,        2003         OCTOBER 31,
                                                   (UNAUDITED)         2002        (UNAUDITED)         2002
                                                  ------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss).................   $ (1,823,379)   $ (3,354,197)   $   (605,436)   $   (682,865)
  Net realized gain (loss) on investments......    (17,517,011)    (33,538,215)     (6,769,614)    (11,368,393)
  Net gain (loss) from capital gains
    distributions from underlying funds........             --              --              --              --
  Net realized gain (loss) on futures contracts        (15,310)        216,401              --              --
  Net realized gain (loss) on foreign currency
    and other assets and liabilities...........             --              --              --              --
  Net change in unrealized appreciation
    (depreciation) on investments..............     12,727,192      14,714,716      12,210,924       3,714,137
  Net change in unrealized appreciation
    (depreciation) on futures contracts........             --              --              --              --
  Net change in unrealized appreciation
    (depreciation) on foreign currency and
    other assets and liabilities...............             --              --              --              --
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations....................     (6,628,508)    (21,961,295)      4,835,874      (8,337,121)
                                                  ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income (Class A).........             --              --              --              --
  From net investment income (Class B).........             --              --              --              --
  From net investment income (Class II)........             --              --              --              --
  From net investment income (Class I).........             --              --              --              --
  From net investment income (Class Z).........             --              --              --              --
  From net investment income (Class X).........             --              --              --              --
  From net realized gain on investments
    (Class A)..................................             --              --              --              --
  From net realized gain on investments
    (Class B)..................................             --              --              --              --
  From net realized gain on investments
    (Class II).................................             --              --              --              --
  From net realized gain on investments
    (Class I)..................................             --              --              --              --
  From net realized gain on investments
    (Class Z)..................................             --              --              --              --
  From net realized gain on investments
    (Class X)..................................             --              --              --              --
                                                  ------------    ------------    ------------    ------------
Total dividends and distributions to
  shareholders.................................             --              --              --              --
                                                  ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 9).....................................    (10,913,375)     37,180,340      21,011,325      31,081,250
                                                  ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........    (17,541,883)     15,219,045      25,847,199      22,744,129

NET ASSETS:
Beginning of period............................    243,721,566     228,502,521      52,114,211      29,370,082
                                                  ------------    ------------    ------------    ------------
End of period*.................................   $226,179,683    $243,721,566    $ 77,961,410    $ 52,114,211
                                                  ============    ============    ============    ============
*Includes undistributed net investment
 income (loss).................................   $ (1,851,229)   $    (27,850)   $   (605,836)   $       (400)
                                                  ============    ============    ============    ============

                                                     FOCUSED LARGE-CAP VALUE
                                                            PORTFOLIO
                                                  -----------------------------
                                                   FOR THE SIX
                                                  MONTHS ENDED     FOR THE YEAR
                                                    APRIL 30,         ENDED
                                                      2003         OCTOBER 31,
                                                   (UNAUDITED)         2002
                                                  -----------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss).................   $    160,683    $    (106,534)
  Net realized gain (loss) on investments......     (3,737,423)      (8,172,770)
  Net gain (loss) from capital gains
    distributions from underlying funds........             --               --
  Net realized gain (loss) on futures contracts             --               --
  Net realized gain (loss) on foreign currency
    and other assets and liabilities...........             --              (20)
  Net change in unrealized appreciation
    (depreciation) on investments..............     12,242,602       (6,709,037)
  Net change in unrealized appreciation
    (depreciation) on futures contracts........             --               --
  Net change in unrealized appreciation
    (depreciation) on foreign currency and
    other assets and liabilities...............             --               --
                                                  ------------    -------------
Net increase (decrease) in net assets
  resulting from operations....................      8,665,862      (14,988,361)
                                                  ------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income (Class A).........             --               --
  From net investment income (Class B).........             --               --
  From net investment income (Class II)........             --               --
  From net investment income (Class I).........             --               --
  From net investment income (Class Z).........             --               --
  From net investment income (Class X).........             --               --
  From net realized gain on investments
    (Class A)..................................             --               --
  From net realized gain on investments
    (Class B)..................................             --               --
  From net realized gain on investments
    (Class II).................................             --               --
  From net realized gain on investments
    (Class I)..................................             --               --
  From net realized gain on investments
    (Class Z)..................................             --               --
  From net realized gain on investments
    (Class X)..................................             --               --
                                                  ------------    -------------
Total dividends and distributions to
  shareholders.................................             --               --
                                                  ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 9).....................................     26,806,911       21,350,644
                                                  ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........     35,472,773        6,362,283

NET ASSETS:
Beginning of period............................     92,599,893       86,237,610
                                                  ------------    -------------
End of period*.................................   $128,072,666    $  92,599,893
                                                  ============    =============
*Includes undistributed net investment
 income (loss).................................   $    154,436    $      (6,247)
                                                  ============    =============

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                     FOCUSED MULTI-CAP VALUE            FOCUSED 2000 VALUE
                                                            PORTFOLIO                       PORTFOLIO
                                                  ----------------------------    ----------------------------
                                                   FOR THE SIX                     FOR THE SIX
                                                  MONTHS ENDED    FOR THE YEAR    MONTHS ENDED    FOR THE YEAR
                                                    APRIL 30,         ENDED         APRIL 30,        ENDED
                                                      2003         OCTOBER 31,        2003         OCTOBER 31,
                                                   (UNAUDITED)        2002         (UNAUDITED)        2002
                                                  ------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss).................   $ (1,875,546)   $ (3,437,467)   $   (385,446)   $ (1,129,277)
  Net realized gain (loss) on investments......    (41,905,092)    (24,390,845)     (7,947,365)      8,378,528
  Net gain (loss) from capital gains
    distributions from underlying funds........             --              --              --              --
  Net realized gain (loss) on futures contracts      1,681,415       3,410,865              --              --
  Net realized gain (loss) on foreign currency
    and other assets and liabilities...........       (925,588)        901,541             444            (248)
  Net change in unrealized appreciation
    (depreciation) on investments..............     76,014,722    (107,238,944)     22,309,344     (33,203,602)
  Net change in unrealized appreciation
    (depreciation) on futures contracts........      1,058,763           6,639              --              --
  Net change in unrealized appreciation
    (depreciation) on foreign currency and
    other assets and liabilities...............        (60,770)         19,668              78              (9)
                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations....................     33,987,904    (130,728,543)     13,977,055     (25,954,608)
                                                  ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A).........             --              --              --              --
  From net investment income (Class B).........             --              --              --              --
  From net investment income (Class II)........             --              --              --              --
  From net investment income (Class I).........             --              --              --              --
  From net investment income (Class Z).........             --              --              --              --
  From net investment income (Class X).........             --              --              --              --
  From net realized gain on investments
    (Class A)..................................             --      (4,365,279)     (2,167,383)     (2,205,838)
  From net realized gain on investments
    (Class B)..................................             --      (6,157,821)     (2,237,601)     (2,820,902)
  From net realized gain on investments
    (Class II).................................             --      (6,906,930)     (2,595,342)     (1,920,779)
  From net realized gain on investments
    (Class I)..................................             --        (400,129)             --              --
  From net realized gain on investments
    (Class Z)..................................             --              --         (71,751)       (117,467)
  From net realized gain on investments
    (Class X)..................................             --              --              --              --
                                                  ------------    ------------    ------------    ------------
Total dividends and distributions to
  shareholders.................................             --     (17,830,159)     (7,072,077)     (7,064,986)
                                                  ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 9).....................................    (52,016,786)    129,063,204      14,756,295      79,076,205
                                                  ------------    ------------    ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........    (18,028,882)    (19,495,498)     21,661,273      46,056,611

NET ASSETS:
Beginning of period............................    519,959,873     539,455,371     140,335,284      94,278,673
                                                  ------------    ------------    ------------    ------------
End of period*.................................   $501,930,991    $519,959,873    $161,996,557    $140,335,284
                                                  ============    ============    ============    ============
*Includes undistributed net investment
 income (loss).................................   $ (1,889,184)   $    (13,638)   $   (391,574)   $     (6,128)
                                                  ============    ============    ============    ============

                                                   FOCUSED GROWTH AND INCOME
                                                           PORTFOLIO
                                                  ----------------------------
                                                  FOR THE SIX
                                                  MONTHS ENDED    FOR THE YEAR
                                                    APRIL 30,        ENDED
                                                      2003         OCTOBER 31,
                                                   (UNAUDITED)        2002
                                                  ----------------------------
INCREASE (DECREASE) IN NET
 ASSETS:

OPERATIONS:
  Net investment income (loss).................   $   (969,778)   $ (2,011,192)
  Net realized gain (loss) on investments......    (15,482,248)     (6,755,457)
  Net gain (loss) from capital gains
    distributions from underlying funds........             --              --
  Net realized gain (loss) on futures contracts             --              --
  Net realized gain (loss) on foreign currency
    and other assets and liabilities...........        197,883         (19,861)
  Net change in unrealized appreciation
    (depreciation) on investments..............     30,755,321     (13,032,469)
  Net change in unrealized appreciation
    (depreciation) on futures contracts........             --              --
  Net change in unrealized appreciation
    (depreciation) on foreign currency and
    other assets and liabilities...............          1,012             526
                                                  ------------    ------------
Net increase (decrease) in net assets
  resulting from operations....................     14,502,190     (21,818,453)
                                                  ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A).........             --              --
  From net investment income (Class B).........             --              --
  From net investment income (Class II)........             --              --
  From net investment income (Class I).........             --              --
  From net investment income (Class Z).........             --              --
  From net investment income (Class X).........             --              --
  From net realized gain on investments
    (Class A)..................................             --              --
  From net realized gain on investments
    (Class B)..................................             --              --
  From net realized gain on investments
    (Class II).................................             --              --
  From net realized gain on investments
    (Class I)..................................             --              --
  From net realized gain on investments
    (Class Z)..................................             --              --
  From net realized gain on investments
    (Class X)..................................             --              --
                                                  ------------    ------------
Total dividends and distributions to
  shareholders.................................             --              --
                                                  ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS
  (NOTE 9).....................................     22,618,799      90,146,173
                                                  ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........     37,120,989      68,327,720

NET ASSETS:
Beginning of period............................    218,222,049     149,894,329
                                                  ------------    ------------
End of period*.................................   $255,343,038    $218,222,049
                                                  ============    ============
*Includes undistributed net investment
 income (loss).................................   $   (980,043)   $    (10,265)
                                                  ============    ============

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                                 FOCUSED INTERNATIONAL EQUITY
                                                                                           PORTFOLIO#
                                                                                 ----------------------------
                                                                                  FOR THE SIX
                                                                                 MONTHS ENDED   FOR THE YEAR
                                                                                    APRIL 30,       ENDED
                                                                                      2003       OCTOBER 31,
                                                                                  (UNAUDITED)        2002
                                                                                 ----------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income (loss).................................................   $    26,211    $  (116,463)
  Net realized gain (loss) on investments......................................      (908,204)      (576,983)
  Net gain (loss) from capital gain distributions from underlying funds........            --             --
  Net realized gain (loss) on futures contracts................................            --             --
  Net realized gain (loss) on foreign currency and other assets and liabilities        22,945         32,166
  Net change in unrealized appreciation (depreciation) on investments..........     1,542,265     (1,578,901)
  Net change in unrealized appreciation (depreciation) on futures contracts....            --             --
  Net change in unrealized appreciation (depreciation) on foreign currency
    and other assets and liabilities...........................................        (4,000)         6,249
                                                                                  -----------    -----------
Net increase (decrease) in net assets resulting from operations................       679,217     (2,233,932)
                                                                                  -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A).........................................            --             --
  From net investment income (Class B).........................................            --             --
  From net investment income (Class II)........................................            --             --
  From net investment income (Class I).........................................            --             --
  From net investment income (Class Z).........................................            --             --
  From net investment income (Class X).........................................            --             --
  From net realized gain on investments (Class A)..............................            --             --
  From net realized gain on investments (Class B)..............................            --             --
  From net realized gain on investments (Class II).............................            --             --
  From net realized gain on investments (Class I)..............................            --             --
  From net realized gain on investments (Class Z)..............................            --             --
  From net realized gain on investments (Class X)..............................            --             --
                                                                                  -----------    -----------
Total dividends and distributions to shareholders..............................            --             --
                                                                                  -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 9)........................................................     3,475,683     34,905,901
                                                                                  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................     4,154,900     32,671,969

NET ASSETS:
Beginning of period............................................................    32,671,969             --
                                                                                  -----------    -----------
End of period*.................................................................   $36,826,869    $32,671,969
                                                                                  ===========    ===========
*Includes undistributed net investment income (loss)...........................   $    26,211    $        --
                                                                                  ===========    ===========

                                                                                       FOCUSED TECHNOLOGY
                                                                                          PORTFOLIO
                                                                                 ---------------------------
                                                                                  FOR THE SIX
                                                                                 MONTHS ENDED   FOR THE YEAR
                                                                                    APRIL 30,       ENDED
                                                                                      2003       OCTOBER 31,
                                                                                  (UNAUDITED)       2002
                                                                                 ---------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income (loss).................................................   $  (548,341)   $(1,571,944)
  Net realized gain (loss) on investments......................................    (7,903,821)   (21,567,018)
  Net gain (loss) from capital gain distributions from underlying funds........            --             --
  Net realized gain (loss) on futures contracts................................        89,453        234,697
  Net realized gain (loss) on foreign currency and other assets and liabilities          (211)      (135,966)
  Net change in unrealized appreciation (depreciation) on investments..........    15,654,698        171,061
  Net change in unrealized appreciation (depreciation) on futures contracts....       148,855       (148,855)
  Net change in unrealized appreciation (depreciation) on foreign currency
    and other assets and liabilities...........................................            --            582
                                                                                  -----------    -----------
Net increase (decrease) in net assets resulting from operations................     7,440,633    (23,017,443)
                                                                                  -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A).........................................            --             --
  From net investment income (Class B).........................................            --             --
  From net investment income (Class II)........................................            --             --
  From net investment income (Class I).........................................            --             --
  From net investment income (Class Z).........................................            --             --
  From net investment income (Class X).........................................            --             --
  From net realized gain on investments (Class A)..............................            --             --
  From net realized gain on investments (Class B)..............................            --             --
  From net realized gain on investments (Class II).............................            --             --
  From net realized gain on investments (Class I)..............................            --             --
  From net realized gain on investments (Class Z)..............................            --             --
  From net realized gain on investments (Class X)..............................            --             --
                                                                                  -----------    -----------
Total dividends and distributions to shareholders..............................            --             --
                                                                                  -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 9)........................................................    (2,559,299)    (4,385,331)
                                                                                  -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................................     4,881,334    (27,402,774)

NET ASSETS:
Beginning of period............................................................    49,088,053     76,490,827
                                                                                  -----------    -----------
End of period*.................................................................   $53,969,387    $49,088,053
                                                                                  ===========    ===========
*Includes undistributed net investment income (loss)...........................   $  (553,376)   $    (5,035)
                                                                                  ===========    ===========

----------
# Commenced operations November 1, 2001

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

FINANCIAL HIGHLIGHTS

                                                                     NET GAIN
                                                                     (LOSS) ON                 DIVIDENDS
                                                           NET      INVESTMENTS                   FROM        DISTRI-
                                           NET ASSET     INVEST-       (BOTH                       NET        BUTIONS
                                             VALUE        MENT        REALIZED    TOTAL FROM     INVEST-       FROM
        PERIOD                             BEGINNING     INCOME      AND UNREAL-  INVESTMENT      MENT        CAPITAL
        ENDED                              OF PERIOD    (LOSS)(1)      IZED)      OPERATIONS     INCOME        GAINS
----------------------------------------   ----------   ----------   -----------  -----------  -----------   -----------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                                                                  CLASS A
11/08/02-04/30/03(5)....................       $12.50       $(0.02)        $0.57        $0.55      $(0.02)           $--
                                                                                                  CLASS B
11/08/02-04/30/03(5)....................       $12.50       $(0.08)        $0.58        $0.50      $(0.01)           $--
                                                                                                  CLASS II
11/08/02-04/30/03(5)....................       $12.50       $(0.10)        $0.60        $0.50      $(0.01)           $--
------------------------------------------------------------------------------------------------------------------------
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                                                                  CLASS A
11/08/02-04/30/03(5)....................       $12.50       $ 0.04         $0.26        $0.30      $(0.03)           $--
                                                                                                  CLASS B
11/08/02-04/30/03(5)....................       $12.50       $(0.04)        $0.30        $0.26      $(0.02)           $--
                                                                                                  CLASS II
11/08/02-04/30/03(5)....................       $12.50       $(0.02)        $0.28        $0.26      $(0.02)           $--
------------------------------------------------------------------------------------------------------------------------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                                                                  CLASS A
11/08/02-04/30/03(5)....................       $12.50       $ 0.06         $0.49        $0.55      $(0.06)           $--
                                                                                                  CLASS B
11/08/02-04/30/03(5)....................       $12.50       $   --         $0.51        $0.51      $(0.03)           $--
                                                                                                  CLASS II
11/08/02-04/30/03(5)....................       $12.50       $   --         $0.52        $0.52      $(0.03)           $--
------------------------------------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME AND EQUITY STRATEGY
 PORTFOLIO
                                                                                                  CLASS A
11/08/02-04/30/03(5)....................       $12.50       $ 0.19         $0.33        $0.52      $(0.09)           $--
                                                                                                  CLASS B
11/08/02-04/30/03(5)....................       $12.50       $ 0.13         $0.35        $0.48      $(0.06)           $--
                                                                                                  CLASS II
11/08/02-04/30/03(5)....................       $12.50       $ 0.17         $0.30        $0.47      $(0.06)           $--
------------------------------------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                                                                  CLASS A
11/08/02-04/30/03(5)....................       $12.50       $ 0.27         $0.18        $0.45      $(0.13)           $--
                                                                                                  CLASS B
11/08/02-04/30/03(5)....................       $12.50       $ 0.23         $0.19        $0.42      $(0.10)           $--
                                                                                                  CLASS II
11/08/02-04/30/03(5)....................       $12.50       $ 0.23         $0.19        $0.42      $(0.10)           $--
------------------------------------------------------------------------------------------------------------------------

                                                           NET
                                                          ASSET                      NET          RATIO OF
                                             TOTAL        VALUE                     ASSETS       EXPENSES TO
        PERIOD                              DISTRI-       END OF        TOTAL       END OF       AVERAGE NET
        ENDED                               BUTIONS       PERIOD      RETURN(2)     PERIOD       ASSETS(3)(4)
----------------------------------------   ----------   ----------   -----------  -----------  --------------
FOCUSED EQUITY STRATEGY PORTFOLIO

11/08/02-04/30/03(5)....................       $(0.02)       $13.03         4.40%      $ 6,913         0.25%

11/08/02-04/30/03(5)....................       $(0.01)       $12.99         3.99%      $ 5,126         0.90%

11/08/02-04/30/03(5)....................       $(0.01)       $12.99         3.99%      $13,455         0.90%
-------------------------------------------------------------------------------------------------------------
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

11/08/02-04/30/03(5)....................       $(0.03)       $12.77         2.38%      $11,799         0.25%

11/08/02-04/30/03(5)....................       $(0.02)       $12.74         2.05%      $10,372         0.90%

11/08/02-04/30/03(5)....................       $(0.02)       $12.74         2.05%      $28,049         0.90%
-------------------------------------------------------------------------------------------------------------
FOCUSED BALANCED STRATEGY PORTFOLIO

11/08/02-04/30/03(5)....................       $(0.06)       $12.99         4.40%      $ 8,332         0.25%

11/08/02-04/30/03(5)....................       $(0.03)       $12.98         4.07%      $12,932         0.90%

11/08/02-04/30/03(5)....................       $(0.03)       $12.99         4.15%      $20,495         0.90%
-------------------------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME AND EQUITY STRATEGY
 PORTFOLIO

11/08/02-04/30/03(5)....................       $(0.09)       $12.93         4.23%      $ 5,308         0.25%

11/08/02-04/30/03(5)....................       $(0.06)       $12.92         3.90%      $ 4,669         0.90%

11/08/02-04/30/03(5)....................       $(0.06)       $12.91         3.82%      $ 7,667         0.90%
-------------------------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO

11/08/02-04/30/03(5)....................       $(0.13)       $12.82         3.91%      $ 4,974         0.25%

11/08/02-04/30/03(5)....................       $(0.10)       $12.82         3.60%      $ 4,008         0.90%

11/08/02-04/30/03(5)....................       $(0.10)       $12.82         3.60%      $ 7,433         0.90%
-------------------------------------------------------------------------------------------------------------

                                           RATIO OF
                                          NET INVEST-
                                             MENT
                                            INCOME
                                           (LOSS) TO
                                            AVERAGE
        PERIOD                                NET          PORTFOLIO
        ENDED                              ASSETS(3)(4)    TURNOVER
----------------------------------------   -----------  -------------
FOCUSED EQUITY STRATEGY PORTFOLIO

11/08/02-04/30/03(5)....................        (0.25)%           12%

11/08/02-04/30/03(5)....................        (0.90)%           12%

11/08/02-04/30/03(5)....................        (0.90)%           12%
---------------------------------------------------------------------
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

11/08/02-04/30/03(5)....................         0.36%            --%

11/08/02-04/30/03(5)....................        (0.38)%           --%

11/08/02-04/30/03(5)....................        (0.29)%           --%
---------------------------------------------------------------------
FOCUSED BALANCED STRATEGY PORTFOLIO

11/08/02-04/30/03(5)....................         0.66%             7%

11/08/02-04/30/03(5)....................           --              7%

11/08/02-04/30/03(5)....................         0.10%             7%
---------------------------------------------------------------------
FOCUSED FIXED INCOME AND EQUITY STRATEGY
 PORTFOLIO

11/08/02-04/30/03(5)....................         1.97%            14%

11/08/02-04/30/03(5)....................         1.32%            14%

11/08/02-04/30/03(5)....................         1.60%            14%
---------------------------------------------------------------------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO

11/08/02-04/30/03(5)....................         2.83%            23%

11/08/02-04/30/03(5)....................         2.31%            23%

11/08/02-04/30/03(5)....................         2.27%            23%
---------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                                04/30/03(3)
                                                -----------
Focused Equity Strategy A .......................   2.24%
Focused Equity Strategy B .......................   2.23
Focused Equity Strategy II ......................   1.20
Focused Multi-Asset Strategy A ..................   1.36
Focused Multi-Asset Strategy B ..................   1.32
Focused Multi-Asset Strategy II .................   0.71
Focused Balanced Strategy A .....................   1.99
Focused Balanced Strategy B .....................   1.09
Focused Balanced Strategy II ....................   0.82

                                                04/30/03(3)
                                                -----------
Focused Fixed Income and Equity Strategy A ......   3.03%
Focused Fixed Income and Equity Strategy B ......   2.57
Focused Fixed Income and Equity Strategy II .....   1.77
Focused Fixed Income Strategy A .................   3.12
Focused Fixed Income Strategy B .................   2.54
Focused Fixed Income Strategy II ................   1.88

(5)  Unaudited

See Notes to Financial Statements

     [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                     NET GAIN
                                                                     (LOSS) ON                   DIVIDENDS
                                                           NET      INVESTMENTS                     FROM        DISTRI-
                                           NET ASSET     INVEST-       (BOTH                         NET        BUTIONS
                                             VALUE        MENT        REALIZED    TOTAL FROM       INVEST-       FROM
        PERIOD                             BEGINNING     INCOME      AND UNREAL-  INVESTMENT        MENT        CAPITAL
        ENDED                              OF PERIOD    (LOSS)(1)      IZED)      OPERATIONS       INCOME        GAINS
----------------------------------------   ----------   ----------   -----------  -----------    -----------   ----------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                                                                                                  CLASS A
6/08/98-10/31/98........................       $12.50       $(0.01)       $ 0.11        $ 0.10           $--      $    --
10/31/99................................        12.60        (0.12)         6.75          6.63            --           --
10/31/00................................        19.23        (0.19)         2.54          2.35            --        (0.09)
10/31/01................................        21.49        (0.11)        (6.16)        (6.27)           --        (0.59)
10/31/02................................        14.63        (0.11)        (1.71)        (1.82)           --           --
04/30/03(7).............................        12.81        (0.08)         0.64          0.56            --           --
                                                                                                                  CLASS B
6/08/98-10/31/98........................       $12.50       $(0.04)       $ 0.10        $ 0.06           $--      $    --
10/31/99................................        12.56        (0.23)         6.72          6.49            --           --
10/31/00................................        19.05        (0.34)         2.52          2.18            --        (0.09)
10/31/01................................        21.14        (0.22)        (6.04)        (6.26)           --        (0.59)
10/31/02................................        14.29        (0.20)        (1.65)        (1.85)           --           --
04/30/03(7).............................        12.44        (0.16)         0.66          0.50            --           --
                                                                                                                  CLASS II
6/08/98-10/31/98........................       $12.50       $(0.04)       $ 0.10        $ 0.06           $--      $    --
10/31/99................................        12.56        (0.23)         6.72          6.49            --           --
10/31/00................................        19.05        (0.35)         2.53          2.18            --        (0.09)
10/31/01................................        21.14        (0.22)        (6.04)        (6.26)           --        (0.59)
10/31/02................................        14.29        (0.20)        (1.65)        (1.85)           --           --
04/30/03(7).............................        12.44        (0.16)         0.66          0.50            --           --
                                                                                                                  CLASS Z
7/07/99-10/31/99........................       $18.18       $   --        $ 1.09        $ 1.09           $--      $    --
10/31/00................................        19.27        (0.09)         2.53          2.44            --        (0.09)
10/31/01................................        21.62        (0.07)        (6.20)        (6.27)           --        (0.59)
10/31/02................................        14.76        (0.05)        (1.74)        (1.79)           --           --
04/30/03(7).............................        12.97        (0.02)         0.61          0.59            --           --
-------------------------------------------------------------------------------------------------------------------------

                                                           NET
                                                          ASSET                        NET             RATIO OF
                                             TOTAL        VALUE                       ASSETS          EXPENSES TO
        PERIOD                              DISTRI-       END OF        TOTAL         END OF          AVERAGE NET
        ENDED                               BUTIONS       PERIOD       RETURN(2)      PERIOD          ASSETS(3)(4)
----------------------------------------   ----------    ---------    ----------    -----------      --------------
FOCUSED LARGE-CAP GROWTH PORTFOLIO

6/08/98-10/31/98........................       $   --        $12.60         0.80%      $ 29,770         1.45%(3)(4)(5)
10/31/99................................           --         19.23        52.62        169,734         1.45(4)(5)
10/31/00................................        (0.09)        21.49        12.23        401,754         1.54(4)(5)
10/31/01................................        (0.59)        14.63       (29.87)       284,538         1.56(5)
10/31/02................................           --         12.81       (12.44)       273,034         1.57(6)
04/30/03(7).............................           --         13.37         4.37        302,233         1.59(3)(6)

6/08/98-10/31/98........................       $   --        $12.56         0.48%      $ 45,817         2.10%(3)(4)(5)
10/31/99................................           --         19.05        51.67        271,531         2.10(4)(5)
10/31/00................................        (0.09)        21.14        11.45        641,205         2.19(4)(5)
10/31/01................................        (0.59)        14.29       (30.33)       475,315         2.21(5)
10/31/02................................           --         12.44       (12.95)       414,904         2.21(6)
04/30/03(7).............................           --         12.94         4.02        406,228         2.24(3)(6)

6/08/98-10/31/98........................       $   --        $12.56         0.48%      $ 35,387         2.10%(3)(4)(5)
10/31/99................................           --         19.05        51.67        261,536         2.10(4)(5)
10/31/00................................        (0.09)        21.14        11.45        793,146         2.20(4)(5)
10/31/01................................        (0.59)        14.29       (30.33)       544,620         2.21(5)
10/31/02................................           --         12.44       (12.95)       458,335         2.21(6)
04/30/03(7).............................           --         12.94         4.02        434,290         2.23(3)(6)

7/07/99-10/31/99........................       $   --        $19.27         6.00%      $  2,522         0.93%(3)(4)(5)
10/31/00................................        (0.09)        21.62        12.67         12,523         1.12(4)(5)
10/31/01................................        (0.59)        14.76       (29.68)         9,321         1.27(5)
10/31/02................................           --         12.97       (12.13)         8,785         1.21(6)
04/30/03(7).............................           --         13.56         4.55         52,865         1.03(3)(6)
-------------------------------------------------------------------------------------------------------------------------

                                               RATIO OF
                                            NET INVESTMENT
                                              INCOME (LOSS)
        PERIOD                               TO AVERAGE NET        PORTFOLIO
        ENDED                                    ASSETS            TURNOVER
----------------------------------------   -----------------     ------------
FOCUSED LARGE-CAP GROWTH PORTFOLIO

6/08/98-10/31/98........................   (0.21)%(3)(4)(5)           106%
10/31/99................................   (0.70)(4)(5)               161
10/31/00................................   (0.81)(4)(5)               228
10/31/01................................   (0.66)(5)                  178
10/31/02................................   (0.81)(6)                  166
04/30/03(7).............................   (0.72)(3)(6)                37

6/08/98-10/31/98........................   (0.92)%(3)(4)(5)           106%
10/31/99................................   (1.34)(4)(5)               161
10/31/00................................   (1.46)(4)(5)               228
10/31/01................................   (1.31)(5)                  178
10/31/02................................   (1.45)(6)                  166
04/30/03(7).............................   (1.37)(3)(6)                37

6/08/98-10/31/98........................   (0.93)%(3)(4)(5)           106%
10/31/99................................   (1.34)(4)(5)               161
10/31/00................................   (1.46)(4)(5)               228
10/31/01................................   (1.30)(5)                  178
10/31/02................................   (1.45)(6)                  166
04/30/03(7).............................   (1.37)(3)(6)                37

7/07/99-10/31/99........................   (0.09)%(3)(4)(5)           161%
10/31/00................................   (0.38)(4)(5)               228
10/31/01................................   (0.38)(5)                  178
10/31/02................................   (0.45)(6)                  166
04/30/03(7).............................   (0.08)(3)(6)                37
-----------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                 10/31/98(3)  10/31/99  10/31/00
                                 -----------  --------  --------
Focused Large-Cap Growth A           0.32%      0.18%     0.05%
Focused Large-Cap Growth B           0.32       0.16      0.04
Focused Large-Cap Growth II          0.32       0.17      0.04
Focused Large-Cap Growth Z             --       2.23(3)   0.13

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                          10/31/02   04/30/03
                                          --------   --------
Focused Large-Cap Growth A                    0.09%    0.03%
Focused Large-Cap Growth B                    0.09     0.03
Focused Large-Cap Growth II                   0.09     0.03
Focused Large-Cap Growth Z                    0.09     0.03

(7)  Unaudited

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                      NET GAIN
                                                                     (LOSS) ON                    DIVIDENDS
                                                          NET        INVESTMENTS                    FROM        DISTRI-
                                           NET ASSET     INVEST-       (BOTH                         NET        BUTIONS
                                             VALUE        MENT        REALIZED    TOTAL FROM       INVEST-       FROM
        PERIOD                             BEGINNING     INCOME      AND UNREAL-  INVESTMENT        MENT        CAPITAL
        ENDED                              OF PERIOD    (LOSS)(1)      IZED)      OPERATIONS       INCOME        GAINS
----------------------------------------   ----------   ----------   -----------  -----------    -----------   ----------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                                                                                                  CLASS A
10/31/98................................       $15.90       $(0.16)      $  0.87       $  0.71           $--       $(0.11)
10/31/99................................        16.50        (0.23)         9.86          9.63            --           --
10/31/00................................        26.13        (0.35)         8.65          8.30            --        (3.24)
10/31/01................................        31.19        (0.15)       (11.07)       (11.22)           --        (5.04)
10/31/02................................        14.93        (0.16)        (1.42)        (1.58)           --           --
04/30/03(7).............................        13.35        (0.16)        (0.13)        (0.29)           --           --
                                                                                                                  CLASS B
10/31/98................................       $15.80       $(0.27)      $  0.87       $  0.60           $--       $(0.11)
10/31/99................................        16.29        (0.37)         9.69          9.32            --           --
10/31/00................................        25.61        (0.56)         8.50          7.94            --        (3.24)
10/31/01................................        30.31        (0.27)       (10.67)       (10.94)           --        (5.04)
10/31/02................................        14.33        (0.25)        (1.36)        (1.61)           --           --
04/30/03(7).............................        12.72        (0.22)        (0.10)        (0.32)           --           --

                                                                                                                  CLASS II
10/31/98................................       $15.80       $(0.27)      $  0.88       $  0.61           $--       $(0.11)
10/31/99................................        16.30        (0.37)         9.67          9.30            --           --
10/31/00................................        25.60        (0.56)         8.51          7.95            --        (3.24)
10/31/01................................        30.31        (0.27)       (10.68)       (10.95)           --        (5.04)
10/31/02................................        14.32        (0.24)        (1.36)        (1.60)           --           --
04/30/03(7).............................        12.72        (0.22)        (0.10)        (0.32)           --           --
                                                                                                                  CLASS Z
04/03/98-10/31/98.......................       $18.30       $(0.03)      $ (1.70)      $ (1.73)          $--       $   --
10/31/99................................        16.57        (0.10)         9.91          9.81            --           --
10/31/00................................        26.38        (0.16)         8.73          8.57            --        (3.24)
10/31/01................................        31.71        (0.04)       (11.29)       (11.33)           --        (5.04)
10/31/02................................        15.34        (0.08)        (1.47)        (1.55)           --           --
04/30/03(7).............................        13.79        (0.08)        (0.17)        (0.25)           --           --
                                                                                                                  CLASS X
8/01/02-10/31/02........................       $13.55       $(0.10)      $ (0.10)      $ (0.20)          $--       $   --
04/30/03(7).............................        13.35        (0.12)        (0.16)        (0.28)           --           --
--------------------------------------------------------------------------------------------------------------------------

                                                           NET
                                                          ASSET                        NET             RATIO OF
                                             TOTAL        VALUE                       ASSETS          EXPENSES TO
        PERIOD                              DISTRI-       END OF        TOTAL         END OF          AVERAGE NET
        ENDED                               BUTIONS       PERIOD       RETURN(2)      PERIOD             ASSETS
----------------------------------------   ----------    ---------    ----------    -----------      --------------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
10/31/98................................       $(0.11)      $16.50          4.55%      $ 55,925         1.78%(4)(5)
10/31/99................................           --        26.13         58.36        100,468         1.76(4)(5)
10/31/00................................        (3.24)       31.19         32.77        162,801         1.78(5)
10/31/01................................        (5.04)       14.93        (41.40)        77,975         1.78(4)(5)
10/31/02................................           --        13.35        (10.58)        85,244         1.76(4)(6)
04/30/03(7).............................           --        13.06         (2.17)        85,111         1.72(3)(4)(6)

10/31/98................................       $(0.11)      $16.29          3.87%      $ 74,998         2.43%(4)(5)
10/31/99................................           --        25.61         57.21        140,508         2.39(4)(5)
10/31/00................................        (3.24)       30.31         31.95        217,963         2.43(5)
10/31/01................................        (5.04)       14.33        (41.73)       114,228         2.43(5)
10/31/02................................           --        12.72        (11.24)       118,177         2.41(4)(6)
04/30/03(7).............................           --        12.40         (2.52)       105,927         2.37(3)(4)(6)

10/31/98................................       $(0.11)      $16.30          3.94%      $ 10,568         2.43%(4)(5)
10/31/99................................           --        25.60         57.06         25,331         2.41(4)(5)
10/31/00................................        (3.24)       30.31         32.01         71,127         2.43(5)
10/31/01................................        (5.04)       14.32        (41.77)        34,567         2.43(4)(5)
10/31/02................................           --        12.72        (11.17)        38,884         2.41(4)(6)
04/30/03(7).............................           --        12.40         (2.52)        34,797         2.37(3)(4)(6)

04/03/98-10/31/98.......................          $--       $16.57         (9.45)%         $346         1.21%(3)(4)(5)
10/31/99................................           --        26.38         59.20            624         1.21(4)(5)
10/31/00................................        (3.24)       31.71         33.55          3,239         1.21(4)(5)
10/31/01................................        (5.04)       15.34        (41.04)         1,733         1.21(4)(5)
10/31/02................................           --        13.79        (10.10)         1,247         1.19(4)(6)
04/30/03(7).............................           --        13.54         (1.81)            26         1.15(3)(4)(6)

8/01/02-10/31/02........................       $   --       $13.35         (1.48)%     $    169         1.47%(3)(4)(6)
04/30/03(7).............................           --        13.07         (2.10)           319         1.47(3)(4)(6)
----------------------------------------------------------------------------------------------------------------------

                                                 RATIO OF
                                              NET INVESTMENT
                                               INCOME (LOSS)
        PERIOD                                TO AVERAGE NET        PORTFOLIO
        ENDED                                     ASSETS            TURNOVER
----------------------------------------   -----------------      -----------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
10/31/98................................        (0.95)%(4)(5)            142%
10/31/99................................        (1.00)(4)(5)             126
10/31/00................................        (1.07)(5)                134
10/31/01................................        (0.77)(4)(5)             176
10/31/02................................        (1.08)(4)(6)             211
04/30/03(7).............................        (1.23)(3)(4)(6)           63

10/31/98................................        (1.60)%(4)(5)            142%
10/31/99................................        (1.64)(4)(5)             126
10/31/00................................        (1.72)(5)                134
10/31/01................................        (1.43)(5)                176
10/31/02................................        (1.74)(4)(6)             211
04/30/03(7).............................        (1.87)(3)(4)(6)           63

10/31/98................................        (1.60)%(4)(5)            142%
10/31/99................................        (1.65)(4)(5)             126
10/31/00................................        (1.70)(5)                134
10/31/01................................        (1.43)(4)(5)             176
10/31/02................................        (1.74)(4)(6)             211
04/30/03(7).............................        (1.87)(3)(4)(6)           63

04/03/98-10/31/98.......................        (0.36)%(3)(4)(5)         142%
10/31/99................................        (0.45)(4)(5)             126
10/31/00................................        (0.46)(4)(5)             134
10/31/01................................        (0.20)(4)(5)             176
10/31/02................................        (0.50)(4)(6)             211
04/30/03(7).............................        (0.57)(3)(4)(6)           63

8/01/02-10/31/02........................        (0.80)%(3)(4)(6)         211%
04/30/03(7).............................        (1.01)(3)(4)(6)           63
-----------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                              10/31/98  10/31/99   10/31/00  10/31/01  10/31/02   04/30/03(3)
                              --------  --------   --------  --------  --------   -----------
Focused Multi-Cap Growth A....  0.27%     0.08%       --%      0.01%     0.05%      0.12%
Focused Multi-Cap Growth B....  0.28      0.06        --         --      0.01       0.09
Focused Multi-Cap Growth II...  0.44      0.10        --       0.02      0.05       0.11
Focused Multi-Cap Growth Z....  7.62      4.71      1.23       1.27      1.28       4.41
Focused Multi-Cap Growth X....    --        --        --         --      6.36(3)    0.43

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                          10/31/02     04/30/03
                                          --------     --------
Focused Multi-Cap Growth A....                0.03%       --%
Focused Multi-Cap Growth B....                0.03        --
Focused Multi-Cap Growth II...                0.03        --
Focused Multi-Cap Growth Z....                0.03        --
Focused Multi-Cap Growth X....                  --        --

(7)  Unaudited

See Notes to Financial Statements

     [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                     NET GAIN
                                                                     (LOSS) ON                   DIVIDENDS
                                                           NET      INVESTMENTS                     FROM        DISTRI-
                                           NET ASSET     INVEST-       (BOTH                         NET        BUTIONS
                                             VALUE        MENT        REALIZED    TOTAL FROM       INVEST-       FROM
        PERIOD                             BEGINNING     INCOME      AND UNREAL-  INVESTMENT        MENT        CAPITAL
        ENDED                              OF PERIOD    (LOSS)(1)      IZED)      OPERATIONS       INCOME        GAINS
----------------------------------------   ----------   ----------   -----------  -----------    -----------   ----------
FOCUSED 2000 GROWTH PORTFOLIO
                                                                                                                 CLASS A
1/06/98-10/31/98........................       $10.00       $(0.08)       $(1.04)     $(1.12)            $--       $   --
10/31/99................................         8.88        (0.15)         4.08        3.93              --           --
10/31/00................................        12.81        (0.12)         5.66        5.54              --        (1.08)
10/31/01................................        17.27        (0.14)        (5.65)      (5.79)             --        (0.01)
10/31/02................................        11.47        (0.15)        (1.11)      (1.26)             --           --
04/30/03(6).............................        10.21        (0.14)         0.90        0.76              --           --
                                                                                                                 CLASS B
1/06/98-10/31/98........................       $10.00       $(0.12)       $(1.05)     $(1.17)            $--       $   --
10/31/99................................         8.83        (0.21)         3.95        3.74              --           --
10/31/00................................        12.57        (0.24)         5.55        5.31              --        (1.08)
10/31/01................................        16.80        (0.22)        (5.46)      (5.68)             --        (0.01)
10/31/02................................        11.11        (0.23)        (1.05)      (1.28)             --           --
04/30/03(6).............................         9.83        (0.22)         0.93        0.71              --           --
                                                                                                                 CLASS II
1/06/98-10/31/98........................       $10.00       $(0.12)       $(1.04)     $(1.16)            $--       $   --
10/31/99................................         8.84        (0.21)         3.94        3.73              --           --
10/31/00................................        12.57        (0.29)         5.59        5.30              --        (1.08)
10/31/01................................        16.79        (0.22)        (5.45)      (5.67)             --        (0.01)
10/31/02................................        11.11        (0.20)        (1.10)      (1.30)             --           --
04/30/03(6).............................         9.81        (0.22)         0.92        0.70              --           --
                                                                                                                 CLASS I
7/10/00-10/31/00........................       $19.82       $(0.07)       $(1.42)     $(1.49)            $--       $(1.00)
10/31/01................................        17.33        (0.13)        (5.64)      (5.77)             --        (0.01)
10/31/02................................        11.55        (0.16)        (1.09)      (1.25)             --           --
04/30/03(6).............................        10.30        (0.14)         0.91        0.77              --           --
--------------------------------------------------------------------------------------------------------------------------

                                                           NET
                                                          ASSET                        NET             RATIO OF
                                             TOTAL        VALUE                       ASSETS          EXPENSES TO
        PERIOD                              DISTRI-       END OF        TOTAL         END OF          AVERAGE NET
        ENDED                               BUTIONS       PERIOD       RETURN(2)      PERIOD             ASSETS
----------------------------------------   ----------    ---------    ----------    -----------      --------------
FOCUSED 2000 GROWTH PORTFOLIO

1/06/98-10/31/98........................       $   --        $ 8.88       (11.20)%      $   146         1.70%(3)(4)
10/31/99................................           --         12.81        44.26            224         1.70(4)
10/31/00................................        (1.08)        17.27        43.62          6,795         1.35(4)
10/31/01................................        (0.01)        11.47       (33.56)         4,512         1.47(4)
10/31/02................................           --         10.21       (10.99)        10,856         1.74(4)(5)
04/30/03(6).............................           --         10.97         7.44         27,507         1.72(3)(4)(5)

1/06/98-10/31/98........................       $   --        $ 8.83       (11.70)%      $   263         2.35%(3)(4)
10/31/99................................           --         12.57        42.36            660         2.35(4)
10/31/00................................        (1.08)        16.80        42.62         14,554         2.00(4)
10/31/01................................        (0.01)        11.11       (33.84)        11,158         2.11(4)
10/31/02................................           --          9.83       (11.52)        14,375         2.40(4)(5)
04/30/03(6).............................           --         10.54         7.22         17,352         2.37(3)(4)(5)

1/06/98-10/31/98........................       $   --        $ 8.84       (11.60)%      $   238         2.35%(3)(4)
10/31/99................................           --         12.57        42.19            440         2.35(4)
10/31/00................................        (1.08)        16.79        42.54          3,337         2.21(4)
10/31/01................................        (0.01)        11.11       (33.80)         2,119         2.11(4)
10/31/02................................           --          9.81       (11.70)        22,029         2.39(4)(5)
04/30/03(6).............................           --         10.51         7.14         27,548         2.37(3)(4)(5)

7/10/00-10/31/00........................       $(1.00)       $17.33        (7.34)%      $14,154         1.11%(3)(4)
10/31/01................................        (0.01)        11.55       (33.33)        11,581         1.37(4)
10/31/02................................           --         10.30       (10.82)         4,854         1.64(4)(5)
04/30/03(6).............................           --         11.07         7.48          5,554         1.62(3)(4)(5)
----------------------------------------------------------------------------------------------------------------------

                                             RATIO OF
                                            NET INVEST-
                                            MENT INCOME
                                             (LOSS) TO
                                              AVERAGE
        PERIOD                                  NET                PORTFOLIO
        ENDED                                  ASSETS              TURNOVER
----------------------------------------   -----------------     ------------
FOCUSED 2000 GROWTH PORTFOLIO

1/06/98-10/31/98........................        (1.00)%(3)(4)             52%
10/31/99................................        (1.43)(4)                129
10/31/00................................        (0.66)(4)                222
10/31/01................................        (1.04)(4)                 91
10/31/02................................        (1.44)(4)(5)             150
04/30/03(6).............................        (1.54)(3)(4)(5)           16

1/06/98-10/31/98........................        (1.76)%(3)(4)             52%
10/31/99................................        (2.04)(4)                129
10/31/00................................        (1.31)(4)                222
10/31/01................................        (1.69)(4)                 91
10/31/02................................        (2.10)(4)(5)             150
04/30/03(6).............................        (2.19)(3)(4)(5)           16

1/06/98-10/31/98........................        (1.67)%(3)(4)             52%
10/31/99................................        (2.03)(4)                129
10/31/00................................        (1.56)(4)                222
10/31/01................................        (1.67)(4)                 91
10/31/02................................        (2.08)(4)(5)             150
04/30/03(6).............................        (2.19)(3)(4)(5)           16

7/10/00-10/31/00........................        (0.37)%(3)(4)            222%
10/31/01................................        (0.94)(4)                 91
10/31/02................................        (1.35)(4)(5)             150
04/30/03(6).............................        (1.44)(3)(4)(5)           16
-----------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                             10/31/98(3)  10/31/99   10/31/00  10/31/01  10/31/02    04/30/03(3)
                             -----------  --------   --------  --------  --------    -----------
Focused 2000 Growth A .....     13.78%      5.26%     0.75%      1.34%     0.70%       0.28%
Focused 2000 Growth B .....     14.13       5.23      0.75       1.35      0.72        0.39
Focused 2000 Growth II ....     13.43       5.25      0.96       1.34      0.59        0.25
Focused 2000 Growth I .....        --         --      0.58(3)    1.34      0.67        0.45

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                          10/31/02     04/30/03
                                          --------     --------
Focused 2000 Growth A .............           0.07%       0.02%
Focused 2000 Growth B .............           0.08        0.02
Focused 2000 Growth II ............           0.05        0.02
Focused 2000 Growth I .............           0.07        0.02

(6)  Unaudited

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                     NET GAIN
                                                                     (LOSS) ON                    DIVIDENDS
                                                          NET       INVESTMENTS                     FROM        DISTRI-
                                           NET ASSET     INVEST-       (BOTH                         NET        BUTIONS
                                             VALUE        MENT        REALIZED    TOTAL FROM       INVEST-       FROM
        PERIOD                             BEGINNING     INCOME      AND UNREAL-  INVESTMENT        MENT        CAPITAL
        ENDED                              OF PERIOD    (LOSS)(1)      IZED)      OPERATIONS       INCOME        GAINS
----------------------------------------   ----------   ----------   -----------  -----------     ----------   ----------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                                                                                                 CLASS A
10/31/98................................       $11.86       $ 0.03        $ 0.71        $ 0.74        $(0.01)      $   --
10/31/99................................        12.59         0.05          1.49          1.54            --        (0.08)
10/31/00................................        14.05         0.11          1.86          1.97            --        (0.32)
10/31/01................................        15.70        (0.03)        (1.92)        (1.95)        (0.12)       (0.57)
10/31/02................................        13.06         0.04         (1.99)        (1.95)           --           --
04/30/03(8).............................        11.11         0.06          0.85          0.91            --           --
                                                                                                                 CLASS B
10/31/98................................       $11.86       $(0.04)       $ 0.69        $ 0.65        $   --       $   --
10/31/99................................        12.51        (0.05)         1.49          1.44            --        (0.08)
10/31/00................................        13.87         0.02          1.81          1.83            --        (0.32)
10/31/01................................        15.38        (0.12)        (1.87)        (1.99)        (0.01)       (0.57)
10/31/02................................        12.81        (0.04)        (1.94)        (1.98)           --           --
04/30/03(8).............................        10.83        (0.02)         0.87          0.85                         --
                                                                                                                 CLASS II
10/31/98................................       $11.86       $(0.04)       $ 0.69        $ 0.65        $   --       $   --
10/31/99................................        12.51        (0.04)         1.48          1.44            --        (0.08)
10/31/00................................        13.87         0.02          1.82          1.84            --        (0.32)
10/31/01................................        15.39        (0.13)        (1.86)        (1.99)        (0.01)       (0.57)
10/31/02................................        12.82        (0.03)        (1.94)        (1.97)           --           --
04/30/03(8).............................        10.85        (0.02)         0.87          0.85            --           --
                                                                                                                 CLASS Z
4/16/98-10/31/98........................       $13.86       $ 0.06        $(1.27)       $(1.21)       $(0.01)      $   --
10/31/99................................        12.64         0.13          1.49          1.62            --        (0.08)
10/31/00................................        14.18         0.22          1.86          2.08            --        (0.32)
10/31/01................................        15.94         0.05         (1.94)        (1.89)        (0.24)       (0.57)
10/31/02................................        13.24         0.12         (2.02)        (1.90)           --           --
04/30/03(8).............................        11.34         0.12          0.84          0.96            --           --
--------------------------------------------------------------------------------------------------------------------------

                                                           NET
                                                          ASSET                        NET             RATIO OF
                                             TOTAL        VALUE                       ASSETS          EXPENSES TO
        PERIOD                              DISTRI-       END OF        TOTAL         END OF          AVERAGE NET
        ENDED                               BUTIONS       PERIOD       RETURN(2)      PERIOD            ASSETS
----------------------------------------   ----------    ---------    ----------    -----------      --------------
FOCUSED LARGE-CAP VALUE PORTFOLIO

10/31/98................................       $(0.01)       $12.59         6.22%       $12,921         1.78%(4)(5)
10/31/99................................        (0.08)        14.05        12.28         15,996         1.78(4)(5)
10/31/00................................        (0.32)        15.70        14.36         19,500         1.78(4)(6)
10/31/01................................        (0.69)        13.06       (12.91)        23,418         1.78(4)(5)
10/31/02................................           --         11.11       (14.93)        26,269         1.76(4)(7)

04/30/03(8).............................           --         12.02         8.19         55,229         1.72(3)(4)(7)
10/31/98................................       $   --        $12.51         5.52%       $28,149         2.43%(4)(5)
10/31/99................................        (0.08)        13.87        11.55         31,422         2.43(4)(5)
10/31/00................................        (0.32)        15.38        13.52         34,140         2.43(4)(6)
10/31/01................................        (0.58)        12.81       (13.42)        36,816         2.43(4)(5)
10/31/02................................           --         10.83       (15.46)        32,261         2.41(4)(7)

04/30/03(8).............................           --         11.68         7.85         33,945         2.37(3)(4)(7)
10/31/98................................       $   --        $12.51         5.52%        $5,823         2.43%(4)(5)
10/31/99................................        (0.08)        13.87        11.55         10,664         2.43(4)(5)
10/31/00................................        (0.32)        15.39        13.59         19,717         2.43(4)(6)
10/31/01................................        (0.58)        12.82       (13.41)        24,958         2.43(4)(5)
10/31/02................................           --         10.85       (15.37)        33,297         2.40(4)(7)
04/30/03(8).............................           --         11.70         7.83         38,872         2.37(3)(4)(7)

4/16/98-10/31/98........................       $(0.01)       $12.64        (8.72)%      $   207         1.21%(3)(4)(5)
10/31/99................................        (0.08)        14.18        12.87            241         1.21(4)(5)
10/31/00................................        (0.32)        15.94        15.02            897         1.21(4)(6)
10/31/01................................        (0.81)        13.24       (12.43)         1,046         1.21(4)(5)
10/31/02................................           --         11.34       (14.35)           773         1.19(4)(7)
04/30/03(8).............................           --         12.30         8.47             27         1.15(3)(4)(7)
---------------------------------------------------------------------------------------------------------------------

                                                 RATIO OF
                                              NET INVESTMENT
                                               INCOME (LOSS)
        PERIOD                                TO AVERAGE NET          PORTFOLIO
        ENDED                                     ASSETS              TURNOVER
----------------------------------------   -----------------          ---------
FOCUSED LARGE-CAP VALUE PORTFOLIO

10/31/98................................        (0.22)%(4)(5)              37%
10/31/99................................         0.34(4)(5)                42
10/31/00................................         0.76(4)(6)                96
10/31/01................................        (0.21)(4)(5)               63
10/31/02................................         0.12(4)(7)               161
04/30/03(8).............................         0.48(3)(4)(7)             51

10/31/98................................        (0.34)%(4)(5)              37%
10/31/99................................        (0.33)(4)(5)               42
10/31/00................................         0.13(4)(6)                96
10/31/01................................        (0.86)(4)(5)               63
10/31/02................................        (0.57)(4)(7)              161
04/30/03(8).............................        (0.22)(3)(4)(7)            51

10/31/98................................        (0.31)%(4)(5)              37%
10/31/99................................        (0.28)(4)(5)               42
10/31/00................................         0.12(4)(6)                96
10/31/01................................        (0.86)(4)(5)               63
10/31/02................................        (0.50)(4)(7)              161
04/30/03(8).............................        (0.21)(3)(4)(7)            51

4/16/98-10/31/98........................         0.97%(3)(4)(5)            37%
10/31/99................................         0.89(4)(5)                42
10/31/00................................         1.40(4)(6)                96
10/31/01................................         0.37(4)(5)                63
10/31/02................................         0.65(4)(7)               161
04/30/03(8).............................         0.94(3)(4)(7)             51
------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                              10/31/98  10/31/99   10/31/00  10/31/01  10/31/02    04/30/03(3)
                              --------  --------   --------  --------  --------    -----------
Focused Large-Cap Value A ..    0.67%      0.17%      0.20%     0.09%    0.16%        0.11%
Focused Large-Cap Value B ..    0.61       0.16       0.17      0.04     0.15         0.17
Focused Large-Cap Value II .    1.14       0.22       0.25      0.09     0.15         0.13
Focused Large-Cap Value Z ..   11.77(3)   11.86       4.73      2.76     2.29         5.21

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.
(6) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements if applicable.
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                          10/31/02     04/30/03
                                          --------     --------
Focused Large-Cap Value A .........           0.22%       0.13%
Focused Large-Cap Value B .........           0.23        0.13
Focused Large-Cap Value II ........           0.21        0.13
Focused Large-Cap Value Z .........           0.23        0.15

(8)  Unaudited

See Notes to Financial Statements

     [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                     NET GAIN
                                                                     (LOSS) ON                   DIVIDENDS
                                                           NET      INVESTMENTS                     FROM        DISTRI-
                                           NET ASSET     INVEST-       (BOTH                         NET        BUTIONS
                                             VALUE        MENT        REALIZED    TOTAL FROM       INVEST-       FROM
        PERIOD                             BEGINNING     INCOME      AND UNREAL-  INVESTMENT        MENT        CAPITAL
        ENDED                              OF PERIOD    (LOSS)(1)      IZED)      OPERATIONS       INCOME        GAINS
----------------------------------------   ----------   ----------   -----------  -----------     ----------   ----------
FOCUSED MULTI--CAP VALUE PORTFOLIO
                                                                                                                 CLASS A
11/01/99-10/31/00.......................       $12.50       $ 0.03        $ 3.73        $ 3.76           $--       $   --
10/31/01................................        16.26         0.02          1.10          1.12            --        (0.71)
10/31/02................................        16.67        (0.01)        (2.73)        (2.74)           --        (0.50)
04/30/03(8).............................        13.43        (0.04)         1.04          1.00            --           --
                                                                                                                 CLASS B
11/01/99-10/31/00.......................       $12.50       $(0.07)       $ 3.73        $ 3.66           $--       $   --
10/31/01................................        16.16        (0.09)         1.11          1.02            --        (0.71)
10/31/02................................        16.47        (0.11)        (2.69)        (2.80)           --        (0.50)
04/30/03(8).............................        13.17        (0.12)         1.06          0.94            --           --
                                                                                                                 CLASS II
11/01/99-10/31/00.......................       $12.50       $(0.08)       $ 3.74        $ 3.66           $--       $   --
10/31/01................................        16.16        (0.09)         1.10          1.01            --        (0.71)
10/31/02................................        16.46        (0.11)        (2.69)        (2.80)           --        (0.50)
04/30/03(8).............................        13.16        (0.12)         1.06          0.94                         --
                                                                                                                 CLASS I
11/21/01-10/31/02.......................       $17.70       $ 0.01        $(3.77)       $(3.76)          $--       $(0.50)
04/30/03(8).............................        13.44        (0.02)         1.03          1.01            --           --
--------------------------------------------------------------------------------------------------------------------------
FOCUSED 2000 VALUE PORTFOLIO
                                                                                                                 CLASS A
10/31/98................................       $12.14       $ 0.05        $(1.36)       $(1.31)       $(0.01)      $   --
10/31/99................................        10.82         0.05          0.83          0.88            --           --
10/31/00................................        11.70         0.07          2.15          2.22            --           --
10/31/01................................        13.92        (0.03)         1.66          1.63            --           --
10/31/02................................        15.55        (0.06)        (1.16)        (1.22)           --        (1.12)
04/30/03(8).............................        13.21        (0.02)         1.35          1.33            --        (0.63)
                                                                                                                 CLASS B
10/31/98................................       $12.13       $(0.05)       $(1.33)       $(1.38)       $(0.01)      $   --
10/31/99................................        10.74        (0.03)         0.83          0.80            --           --
10/31/00................................        11.54        (0.02)         2.13          2.11            --           --
10/31/01................................        13.65        (0.13)         1.63          1.50            --           --
10/31/02................................        15.15        (0.16)        (1.12)        (1.28)           --        (1.12)
04/30/03(8).............................        12.75        (0.10)         1.34          1.24            --        (0.63)
                                                                                                                 CLASS II
10/31/98................................       $12.14       $(0.06)       $(1.33)       $(1.39)       $(0.01)      $   --
10/31/99................................        10.74        (0.03)         0.84          0.81            --           --
10/31/00................................        11.55        (0.02)         2.13          2.11            --           --
10/31/01................................        13.66        (0.13)         1.63          1.50            --           --
10/31/02................................        15.16        (0.14)        (1.14)        (1.28)           --        (1.12)
04/30/03(8).............................        12.76        (0.10)         1.36          1.26            --        (0.63)
                                                                                                                 CLASS Z
4/03/98-10/31/98........................       $13.63       $ 0.04        $(2.80)       $(2.76)       $(0.02)      $   --
10/31/99................................        10.85         0.11          0.83          0.94            --           --
10/31/00................................        11.79         0.14          2.18          2.32            --           --
10/31/01................................        14.11         0.05          1.70          1.75            --           --
10/31/02................................        15.86         0.03         (1.20)        (1.17)           --        (1.12)
04/30/03(8).............................        13.57         0.08          1.33          1.41            --        (0.63)
--------------------------------------------------------------------------------------------------------------------------

                                                           NET
                                                          ASSET                        NET             RATIO OF
                                             TOTAL        VALUE                       ASSETS          EXPENSES TO
        PERIOD                              DISTRI-       END OF        TOTAL         END OF          AVERAGE NET
        ENDED                               BUTIONS       PERIOD       RETURN(2)      PERIOD             ASSETS
----------------------------------------   ----------    ---------    ----------    -----------      --------------
FOCUSED MULTI--CAP VALUE PORTFOLIO

11/01/99-10/31/00.......................       $   --        $16.26        30.08%      $ 40,755         1.55%(3)(4)(6)
10/31/01................................        (0.71)        16.67         6.95        136,063         1.56(4)(5)
10/31/02................................        (0.50)        13.43       (17.09)       128,255         1.62(4)(7)
04/30/03(8).............................           --         14.43         7.45        125,320         1.72(3)(4)(7)

11/01/99-10/31/00.......................       $   --        $16.16        29.28%      $ 33,418         2.20%(3)(4)(6)
10/31/01................................        (0.71)        16.47         6.35        190,304         2.20(4)(5)
10/31/02................................        (0.50)        13.17       (17.67)       169,875         2.26(4)(7)
04/30/03(8).............................           --         14.11         7.14        166,391         2.37(3)(4)(7)

11/01/99-10/31/00.......................       $   --        $16.16        29.28%      $ 73,484         2.20%(3)(4)(6)
10/31/01................................        (0.71)        16.46         6.29         13,088         2.20(4)(5)
10/31/02................................        (0.50)        13.16       (17.68)       209,029         2.27(4)(7)
04/30/03(8).............................           --         14.10         7.14        195,841         2.37(3)(4)(7)

11/21/01-10/31/02.......................       $(0.50)       $13.44       (21.85)%     $ 12,801         1.52%(3)(4)(7)
04/30/03(8).............................           --         14.45         7.51         14,378         1.62(3)(4)(7)
----------------------------------------------------------------------------------------------------------------------
FOCUSED 2000 VALUE PORTFOLIO

10/31/98................................       $(0.01)       $10.82       (10.79)%      $15,051         1.78%(4)(5)
10/31/99................................           --         11.70         8.13         15,473         1.78(4)(5)
10/31/00................................           --         13.92        18.97         17,188         1.78(4)(5)
10/31/01................................           --         15.55        11.71         29,772         1.78(4)(5)
10/31/02................................        (1.12)        13.21        (9.13)        43,322         1.75(4)(7)
04/30/03(8).............................        (0.63)        13.91        10.21         59,146         1.72(3)(4)(7)

10/31/98................................       $(0.01)       $10.74       (11.40)%      $25,954         2.43%(4)(5)
10/31/99................................           --         11.54         7.45         22,601         2.43(4)(5)
10/31/00................................           --         13.65        18.28         22,593         2.43(4)(5)
10/31/01................................           --         15.15        10.99         37,205         2.43(4)(5)
10/31/02................................        (1.12)        12.75        (9.80)        44,538         2.40(4)(7)
04/30/03(8).............................        (0.63)        13.36         9.86         46,838         2.37(3)(4)(7)

10/31/98................................       $(0.01)       $10.74       (11.47)%      $ 5,968         2.43%(4)(5)
10/31/99................................           --         11.55         7.54          7,230         2.43(4)(5)
10/31/00................................           --         13.66        18.27         12,195         2.43(4)(5)
10/31/01................................           --         15.16        10.98         25,676         2.43(4)(5)
10/31/02................................        (1.12)        12.76        (9.79)        50,881         2.40(4)(7)
04/30/03(8).............................        (0.63)        13.39        10.01         55,986         2.37(3)(4)(7)

4/03/98-10/31/98........................       $(0.02)       $10.85       (20.30)%      $   142         1.21%(3)(4)(5)
10/31/99................................           --         11.79         8.66             78         1.21(4)(5)
10/31/00................................           --         14.11        19.68            406         1.21(4)(5)
10/31/01................................           --         15.86        12.40          1,626         1.21(4)(5)
10/31/02................................        (1.12)        13.57        (8.60)         1,595         1.19(4)(7)
04/30/03(8).............................        (0.63)        14.35        10.54             26         1.15(3)(4)(7)
----------------------------------------------------------------------------------------------------------------------

                                                 RATIO OF
                                              NET INVESTMENT
                                               INCOME (LOSS)
        PERIOD                                 TO AVERAGE NET         PORTFOLIO
        ENDED                                      ASSETS             TURNOVER
----------------------------------------   -----------------        ------------
FOCUSED MULTI--CAP VALUE PORTFOLIO

11/01/99-10/31/00.......................         0.19%(3)(4)(6)           220%
10/31/01................................         0.13(4)(5)               245
10/31/02................................        (0.07)(4)(7)              127
04/30/03(8).............................        (0.29)(3)(4)(7)            98

11/01/99-10/31/00.......................        (0.52)%(3)(4)(6)          220%
10/31/01................................        (0.51)(4)(5)              245
10/31/02................................        (0.72)(4)(7)              127
04/30/03(8).............................        (0.94)(3)(4)(7)            98

11/01/99-10/31/00.......................        (0.53)%(3)(4)(6)          220%
10/31/01................................        (0.52)(4)(5)              245
10/31/02................................        (0.72)(4)(7)              127
04/30/03(8).............................        (0.93)(3)(4)(7)            98

11/21/01-10/31/02.......................         0.05%(3)(4)(7)           127
04/30/03(8).............................        (0.18)(3)(4)(7)            98
------------------------------------------------------------------------------
FOCUSED 2000 VALUE PORTFOLIO

10/31/98................................         0.42%(4)(5)               50%
10/31/99................................         0.39(4)(5)               102
10/31/00................................         0.52(4)(5)                67
10/31/01................................        (0.19)(4)(5)               66
10/31/02................................        (0.49)(4)(7)              123
04/30/03(8).............................        (0.15)(3)(4)(7)            37

10/31/98................................        (0.44)%(4)(5)              50%
10/31/99................................        (0.26)(4)(5)              102
10/31/00................................        (0.12)(4)(5)               67
10/31/01................................        (0.83)(4)(5)               66
10/31/02................................        (1.15)(4)(7)              123
04/30/03(8).............................        (0.78)(3)(4)(7)            37

10/31/98................................        (0.48)%(4)(5)              50%
10/31/99................................        (0.26)(4)(5)              102
10/31/00................................        (0.16)(4)(5)               67
10/31/01................................        (0.84)(4)(5)               66
10/31/02................................        (1.09)(4)(7)              123
04/30/03(8).............................        (0.79)(3)(4)(7)            37

4/03/98-10/31/98........................         0.70%(3)(4)(5)            50%
10/31/99................................         0.96(4)(5)               102
10/31/00................................         1.00(4)(5)                67
10/31/01................................         0.33(4)(5)                66
10/31/02................................         0.09(4)(7)               123
04/30/03(8).............................         0.52(3)(4)(7)             37
------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                               10/31/00(3)  10/31/01  10/31/02    04/30/03(3)
                               -----------  --------  --------    -----------
Focused Multi-Cap Value A ....    0.50%       0.19%     0.11%        0.05%
Focused Multi-Cap Value B ....    0.59        0.20      0.11         0.05
Focused Multi-Cap Value II ...    0.50        0.18      0.11         0.04
Focused Multi-Cap Value I ....      --          --      0.36(3)      0.14

                                10/31/98    10/31/99  10/31/00  10/31/01  10/31/02  04/30/03(3)
                                --------    --------  --------  --------  --------  -----------
Focused 2000 Value A .........    0.66%       0.29%     0.25%     0.11%      0.08%    0.10%
Focused 2000 Value B .........    0.62        0.31      0.25      0.07       0.07     0.12
Focused 2000 Value II ........    1.05        0.36      0.31      0.15       0.09     0.09
Focused 2000 Value Z .........   20.37(3)    20.90      9.85      2.94       1.15     2.59

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.
(6) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements if applicable.
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                          10/31/02     04/30/03
                                          --------     --------
Focused Multi-Cap Value A .........           --%          --%
Focused Multi-Cap Value B .........           --           --
Focused Multi-Cap Value II ........           --           --
Focused Multi-Cap Value I .........           --           --

                                          10/31/02     04/30/03
                                          --------     --------
Focused 2000 Value A ..............         0.08%        0.03%
Focused 2000 Value B ..............         0.08         0.03
Focused 2000 Value II .............         0.08         0.03
Focused 2000 Value Z ..............         0.08         0.04


(8)  Unaudited

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                     NET GAIN
                                                                    (LOSS) ON                     DIVIDENDS
                                                          NET       INVESTMENTS                     FROM        DISTRI-
                                           NET ASSET     INVEST-       (BOTH                         NET        BUTIONS
                                             VALUE        MENT        REALIZED    TOTAL FROM       INVEST-       FROM
        PERIOD                             BEGINNING     INCOME      AND UNREAL-  INVESTMENT        MENT        CAPITAL
        ENDED                              OF PERIOD    (LOSS)(1)      IZED)      OPERATIONS       INCOME        GAINS
----------------------------------------   ----------   ----------   -----------  -----------     ----------   ----------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                                                                                                    CLASS A
10/31/98................................       $11.98       $ 0.03        $ 1.04        $ 1.07        $(0.01)       $   --
10/31/99................................        13.04        (0.04)         4.30          4.26            --         (0.18)
10/31/00................................        17.12        (0.13)         3.51          3.38            --         (0.98)
10/31/01................................        19.52        (0.05)        (6.18)        (6.23)           --         (0.44)
10/31/02................................        12.85        (0.07)        (0.74)        (0.81)           --            --
04/30/03(8).............................        12.04        (0.06)         0.84          0.78            --            --
                                                                                                                    CLASS B
10/31/98................................       $11.96       $(0.07)       $ 1.08        $ 1.01        $(0.01)       $   --
10/31/99................................        12.96        (0.13)         4.25          4.12            --         (0.18)
10/31/00................................        16.90        (0.26)         3.46          3.20            --         (0.98)
10/31/01................................        19.12        (0.15)        (6.03)        (6.18)           --         (0.44)
10/31/02................................        12.50        (0.16)        (0.70)        (0.86)           --            --
04/30/03(8).............................        11.64        (0.14)         0.85          0.71                          --
                                                                                                                    CLASS II
10/31/98................................       $11.97       $(0.07)       $ 1.06        $ 0.99        $(0.01)       $   --
10/31/99................................        12.95        (0.14)         4.26          4.12            --         (0.18)
10/31/00................................        16.89        (0.26)         3.46          3.20            --         (0.98)
10/31/01................................        19.11        (0.15)        (6.03)        (6.18)           --         (0.44)
10/31/02................................        12.49        (0.15)        (0.71)        (0.86)           --            --
04/30/03(8).............................        11.63        (0.12)         0.83          0.71                          --
                                                                                                                    CLASS Z
10/06/00-10/31/00.......................       $20.28       $(0.01)       $(0.76)       $(0.77)       $   --        $   --
10/31/01................................        19.51         0.03         (6.18)        (6.15)           --         (0.44)
10/31/02................................        12.92           --         (0.75)        (0.75)           --            --
04/30/03(8).............................        12.17           --          0.80          0.80            --            --
                                                                                                                    CLASS X
3/19/02-10/31/02........................       $14.55       $(0.03)       $(2.46)       $(2.49)       $   --        $   --
04/30/03(8).............................        12.06        (0.02)         0.81          0.79            --            --
---------------------------------------------------------------------------------------------------------------------------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                                                                                                    CLASS A
11/01/01-10/31/02.......................       $12.50       $(0.02)       $(0.47)       $(0.49)       $   --        $   --
04/30/03(8).............................        12.01         0.06          0.09          0.15            --            --
                                                                                                                    CLASS B
11/01/01-10/31/02.......................       $12.50       $(0.10)       $(0.46)       $(0.56)       $   --        $   --
04/30/03(8).............................        11.94        (0.02)         0.13          0.11            --            --
                                                                                                                    CLASS II
11/01/01-10/31/02.......................       $12.50       $(0.11)       $(0.46)       $(0.57)       $   --        $   --
04/30/03(8).............................        11.93        (0.02)         0.13          0.11            --            --
---------------------------------------------------------------------------------------------------------------------------

                                                           NET
                                                          ASSET                        NET             RATIO OF
                                             TOTAL        VALUE                       ASSETS          EXPENSES TO
        PERIOD                              DISTRI-       END OF        TOTAL         END OF          AVERAGE NET
        ENDED                               BUTIONS       PERIOD       RETURN(2)      PERIOD            ASSETS
----------------------------------------   ----------    ---------    ----------    -----------      --------------
FOCUSED GROWTH AND INCOME PORTFOLIO
10/31/98................................       $(0.01)       $13.04         8.95%       $ 9,799         1.78%(4)(5)
10/31/99................................        (0.18)        17.12        33.10         29,281         1.54(4)(6)
10/31/00................................        (0.98)        19.52        19.88         62,164         1.45(4)(5)
10/31/01................................        (0.44)        12.85       (32.51)        39,280         1.45(4)(5)
10/31/02................................           --         12.04        (6.30)        59,186         1.57(4)(7)
04/30/03(8).............................           --         12.82         6.48         72,888         1.72(3)(4)(7)

10/31/98................................       $(0.01)       $12.96         8.43%       $16,157         2.43%(4)(5)
10/31/99................................        (0.18)        16.90        32.21         39,636         2.20(4)(6)
10/31/00................................        (0.98)        19.12        19.03         83,480         2.10(4)(5)
10/31/01................................        (0.44)        12.50       (32.94)        59,653         2.10(4)(5)
10/31/02................................           --         11.64        (6.88)        65,825         2.21(4)(7)
04/30/03(8).............................           --         12.35         6.10         70,190         2.37(3)(4)(7)

10/31/98................................       $(0.01)       $12.95         8.26%       $ 2,490         2.43%(4)(5)
10/31/99................................        (0.18)        16.89        32.24         15,619         2.16(4)(6)
10/31/00................................        (0.98)        19.11        19.04         69,826         2.10(4)(5)
10/31/01................................        (0.44)        12.49       (32.96)        50,468         2.10(4)(5)
10/31/02................................           --         11.63        (6.89)        85,094         2.23(4)(7)
04/30/03(8).............................           --         12.34         6.10         96,796         2.37(3)(4)(7)

10/06/00-10/31/00.......................       $   --        $19.51        (3.80)%      $   148         0.88%(3)(4)(5)
10/31/01................................        (0.44)        12.92       (32.11)           493         0.88(4)(5)
10/31/02................................           --         12.17        (5.80)           336         0.98(4)(7)
04/30/03(8).............................           --         12.97         6.57             64         1.15(3)(4)(7)

3/19/02-10/31/02........................       $   --        $12.06       (17.11)%      $ 7,782         1.44%(3)(4)(7)
04/30/03(8).............................           --         12.85         6.55         15,406         1.47(3)(4)(7)
-------------------------------------------------------------------------------------------------------------------------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
11/01/01-10/31/02.......................       $   --        $12.01        (3.92)%      $17,225         1.95%(3)(4)(6)(7)
04/30/03(8).............................           --         12.16         1.25         18,875         1.95(3)(4)(7)

11/01/01-10/31/02.......................       $   --        $11.94        (4.48)%      $ 5,097         2.60%(3)(4)(6)(7)
04/30/03(8).............................           --         12.05         0.92          5,700         2.60(3)(4)(7)

11/01/01-10/31/02.......................       $   --        $11.93        (4.56)%      $10,350         2.60%(3)(4)(6)(7)
04/30/03(8).............................           --         12.04         0.92         12,252         2.60(3)(4)(7)
-------------------------------------------------------------------------------------------------------------------------

                                                 RATIO OF
                                              NET INVESTMENT
                                               INCOME (LOSS)
        PERIOD                                TO AVERAGE NET           PORTFOLIO
        ENDED                                     ASSETS               TURNOVER
----------------------------------------   -----------------         ------------
FOCUSED GROWTH AND INCOME PORTFOLIO

10/31/98................................         0.22%(4)(5)               98%
10/31/99................................        (0.26)(4)(6)              165
10/31/00................................        (0.62)(4)(5)              121
10/31/01................................        (0.33)(4)(5)              203
10/31/02................................        (0.61)(4)(7)              170
04/30/03(8).............................        (0.48)(3)(4)(7)            36

10/31/98................................        (0.52)%(4)(5)              98%
10/31/99................................        (0.87)(4)(6)              165
10/31/00................................        (1.27)(4)(5)              121
10/31/01................................        (0.99)(4)(5)              203
10/31/02................................        (1.27)(4)(7)              170
04/30/03(8).............................                                   36

10/31/98................................        (0.53)%(4)(5)              98%
10/31/99................................        (0.97)(4)(6)              165
10/31/00................................        (1.26)(4)(5)              121
10/31/01................................        (0.98)(4)(5)              203
10/31/02................................        (1.27)(4)(7)              170
04/30/03(8).............................        (1.15)(3)(4)(7)            36

10/06/00-10/31/00.......................        (0.42)%(3)(4)(5)          121
10/31/01................................         0.20(4)(5)               203
10/31/02................................        (0.07)(4)(7)              170
04/30/03(8).............................        (0.06)(3)(4)(7)            36

3/19/02-10/31/02........................        (0.29)%(3)(4)(7)          170
04/30/03(8).............................        (0.18)(3)(4)(7)            36
------------------------------------------------------------------------------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO

11/01/01-10/31/02.......................        (0.13)%(3)(4)(6)(7)       117%
04/30/03(8).............................         0.50(3)(4)(7)             76

11/01/01-10/31/02.......................        (0.79)%(3)(4)(6)(7)       117%
04/30/03(8).............................        (0.16)(3)(4)(7)            76

11/01/01-10/31/02.......................        (0.91)%(3)(4)(6)(7)       117%
04/30/03(8).............................        (0.16)(3)(4)(7)            76
------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                10/31/98    10/31/99  10/31/00  10/31/01  10/31/02  04/30/03(3)
                                --------    --------  --------  --------  --------  -----------
Focused Growth and Income A ...  0.62%        0.37%     0.34%     0.30%      0.23%     0.05%
Focused Growth and Income B ...  0.67         0.44      0.32      0.30       0.22      0.06
Focused Growth and Income II ..  2.11         0.60      0.35      0.30       0.20      0.04
Focused Growth and Income Z ...    --           --     26.87(3)   5.44       5.10     14.35
Focused Growth and Income X ...    --           --        --        --       0.18(3)     --

                                          10/31/02    04/30/03(3)
                                          --------    ----------
Focused International Equity A ........     0.62%        0.72%
Focused International Equity B ........     1.19         0.88
Focused International Equity II .......     0.83         0.75

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.
(6) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements if applicable.
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                          10/31/02     04/30/03
                                          --------     --------
Focused Growth and Income A ...........     0.04%        0.03%
Focused Growth and Income B ...........     0.05         0.03
Focused Growth and Income II ..........     0.04         0.03
Focused Growth and Income Z ...........     0.05         0.04
Focused Growth and Income X ...........     0.01         0.03

                                          10/31/02     04/30/03
                                          --------     --------
Focused International Equity A ........     0.01%        0.01%
Focused International Equity B ........     0.01         0.01
Focused International Equity II .......     0.01         0.01

(8)  Unaudited

See Notes to Financial Statements

     [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                     NET GAIN
                                                                     (LOSS) ON                    DIVIDENDS
                                                          NET       INVESTMENTS                     FROM        DISTRI-
                                           NET ASSET     INVEST-       (BOTH                         NET        BUTIONS
                                             VALUE        MENT        REALIZED    TOTAL FROM       INVEST-       FROM
        PERIOD                             BEGINNING     INCOME      AND UNREAL-  INVESTMENT        MENT        CAPITAL
        ENDED                              OF PERIOD    (LOSS)(1)      IZED)      OPERATIONS       INCOME        GAINS
----------------------------------------   ----------   ----------   -----------  -----------     ----------   ----------
FOCUSED TECHNOLOGY PORTFOLIO
                                                                                                                  CLASS A
5/22/00--10/31/00.........................     $12.50       $(0.11)       $ 3.13        $ 3.02           $--      $    --
10/31/01................................        15.52        (0.08)       (11.49)       (11.57)           --           --
10/31/02................................         3.95        (0.07)        (1.09)        (1.16)           --           --
04/30/03(8).............................         2.79        (0.06)         0.52          0.46            --           --
                                                                                                                  CLASS B
5/22/00--10/31/00.........................     $12.50       $(0.17)       $ 3.14        $ 2.97           $--      $    --
10/31/01................................        15.47        (0.13)       (11.41)       (11.54)           --           --
10/31/02................................         3.93        (0.09)        (1.09)        (1.18)           --           --
04/30/03(8).............................         2.75        (0.08)         0.53          0.45            --           --
                                                                                                                 CLASS II
5/22/00--10/31/00.........................     $12.50       $(0.17)       $ 3.14        $ 2.97           $--      $    --
10/31/01................................        15.47        (0.13)       (11.42)       (11.55)           --           --
10/31/02................................         3.92        (0.09)        (1.08)        (1.17)           --           --
04/30/03(8).............................         2.75        (0.08)         0.53          0.45            --           --
                                                                                                                  CLASS Z
10/03/00--10/31/00........................     $17.33       $(0.01)       $(1.79)       $(1.80)          $--      $    --
10/31/01................................        15.53        (0.05)       (11.49)       (11.54)           --           --
10/31/02................................         3.99        (0.04)        (1.12)        (1.16)           --           --
04/30/03(8).............................         2.83        (0.04)         0.53          0.49            --           --
--------------------------------------------------------------------------------------------------------------------------

                                                           NET
                                                          ASSET                        NET               RATIO OF
                                             TOTAL        VALUE                       ASSETS            EXPENSES TO
        PERIOD                              DISTRI-       END OF        TOTAL         END OF              AVERAGE
        ENDED                               BUTIONS       PERIOD       RETURN(2)      PERIOD             NET ASSETS
----------------------------------------   ----------    ---------    ----------    -----------      --------------
FOCUSED TECHNOLOGY PORTFOLIO

5/22/00--10/31/00.........................        $--      $ 15.52          24.16%       $89,371         1.97%(3)(4)(6)
10/31/01................................           --         3.95         (74.55)        28,327         1.97(4)(5)
10/31/02................................           --         2.79         (29.37)        18,034         1.97(4)(7)
04/30/03(8).............................           --         3.25          16.49         20,679         1.97(3)(4)(7)

5/22/00--10/31/00.........................        $--      $ 15.47          23.76%       $70,073         2.62%(3)(4)(5)
10/31/01................................           --         3.93         (74.60)        20,658         2.62(4)(5)
10/31/02................................           --         2.75         (30.03)        13,368         2.62(4)(7)
04/30/03(8).............................           --         3.20          16.36         15,408         2.62(3)(4)(7)

5/22/00--10/31/00.........................        $--      $ 15.47          23.76%       $86,105         2.62%(3)(4)(5)
10/31/01................................           --         3.92         (74.66)        26,869         2.62(4)(5)
10/31/02................................           --         2.75         (29.85)        17,137         2.62(4)(7)
04/30/03(8).............................           --         3.20          16.36         17,863         2.62(3)(4)(7)

10/03/00--10/31/00........................        $--      $ 15.53         (10.13)%      $   563         1.40%(3)(4)(5)
10/31/01................................           --         3.99         (74.31)           637         1.40(4)(5)
10/31/02................................           --         2.83         (29.07)           549         1.40(4)(7)
04/30/03(8).............................           --         3.32          17.31             20         1.40(3)(4)(7)
-----------------------------------------------------------------------------------------------------------------------

                                                RATIO OF
                                              NET INVESTMENT
                                               INCOME (LOSS)
        PERIOD                                TO AVERAGE NET            PORTFOLIO
        ENDED                                     ASSETS                TURNOVER
----------------------------------------   -----------------          ------------
FOCUSED TECHNOLOGY PORTFOLIO

5/22/00--10/31/00.......................        (1.30)%(3)(4)(5)(6)      176%
10/31/01................................        (1.12)(4)(5)             449
10/31/02................................        (1.77)(4)(7)             262
04/30/03(8).............................        (1.85)(3)(4)(7)           80

5/22/00--10/31/00.......................        (1.97)%(3)(4)(5)(6)      176%
10/31/01................................        (1.77)(4)(5)             449
10/31/02................................        (2.42)(4)(7)             262
04/30/03(8).............................        (2.50)(3)(4)(7)           80

5/22/00--10/31/00.......................        (1.97)%(3)(4)(5)(6)      176%
10/31/01................................        (1.77)(4)(5)             449
10/31/02................................        (2.42)(4)(7)             262
04/30/03(8).............................        (2.50)(3)(4)(7)           80

10/03/00--10/31/00......................        (0.76)%(3)(4)(5)(6)      176%
10/31/01................................        (0.65)(4)(5)             449
10/31/02................................        (1.20)(4)(7)             262
04/30/03(8).............................        (1.26)(3)(4)(7)           80
-----------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                10/31/00(3)  10/31/01  10/31/02  04/30/03(3)
                                -----------  --------  --------  -----------
Focused Technology A .........        0.30%    0.18%      0.39%     0.58%
Focused Technology B .........        0.31     0.16       0.43      0.64
Focused Technology II ........        0.31     0.13       0.40      0.57
Focused Technology Z .........       45.91     4.36       3.95      8.02

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.
(6) The ratio reflects an expense cap which is net of custody credits of 0.02% or waiver/reimbursements if applicable.
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                          10/31/02     04/30/03
                                          --------     --------
Focused Technology A .........               --%          --%
Focused Technology B .........               --           --
Focused Technology II ........               --           --
Focused Technology Z .........               --           --

(8)  Unaudited

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Equity Strategy Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                               VALUE
       SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES--95.7%
INTERNATIONAL EQUITY SECURITIES--9.7%
   SunAmerica Style Select Series, Inc.
     Focused International Equity Portfolio,
     Class A+ (cost $2,395,445) ............      202,489    $ 2,462,271
                                                             -----------
DOMESTIC EQUITY SECURITIES--86.0%
   SunAmerica Style Select Series, Inc.
     Focused 2000 Growth Portfolio,
     Class A+ ..............................      244,703      2,684,388
   SunAmerica Style Select Series, Inc.
     Focused 2000 Value Portfolio,
     Class A ...............................      259,403      3,608,299
   SunAmerica Style Select Series, Inc.
     Focused Large-Cap Growth Portfolio,
     Class A+ ..............................      633,374      8,468,212
   SunAmerica Style Select Series, Inc.
     Focused Large-Cap Value Portfolio,
     Class A+ ..............................      596,843      7,174,048
                                                             -----------
TOTAL DOMESTIC EQUITY SECURITIES
   (cost $20,775,001) ......................                  21,934,947
                                                             -----------
TOTAL INVESTMENTS
   (cost $23,170,446#) .....................         95.7%    24,397,218
Other assets less liabilities ..............         4.30      1,095,775
                                                    -----    -----------
NET ASSETS                                          100.0%   $25,492,993
                                                    =====    ===========

----------
+ Non-income producing securities
# See Note 7

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Multi-Asset Strategy Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                               VALUE
       SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES--95.3%
INTERNATIONAL EQUITY SECURITIES--9.4%
   SunAmerica Style Select Series, Inc.
     Focused International Equity Portfolio,
     Class A+ (cost $4,571,778) ............      389,317    $ 4,734,093
                                                             -----------
DOMESTIC EQUITY SECURITIES--67.4%
   SunAmerica Style Select Series, Inc.
     Focused 2000 Growth Portfolio,
     Class A+ ...........................         444,258      4,873,509
   SunAmerica Style Select Series, Inc.
     Focused 2000 Value Portfolio,
     Class A ...............................      342,924      4,770,074
   SunAmerica Style Select Series, Inc.
     Focused Growth and Income Portfolio,
     Class A+ ..............................      382,416      4,902,568
   SunAmerica Style Select Series, Inc.
     Focused Large-Cap Growth Portfolio,
     Class A+ ..............................      362,362      4,844,782
   SunAmerica Style Select Series, Inc.
     Focused Large-Cap Value Portfolio,
     Class A+ ..............................      404,790      4,865,575
   SunAmerica Style Select Series, Inc.
     Focused Multi-Cap Growth Portfolio,
     Class A+ ..............................      365,202      4,769,533
   SunAmerica Style Select Series, Inc.
     Focused Multi-Cap Value Portfolio,
     Class A+ ..............................      334,410      4,825,530
                                                             -----------
TOTAL DOMESTIC EQUITY SECURITIES
   (cost $32,021,659) ......................                  33,851,571
                                                             -----------
FIXED INCOME SECURITIES--18.5%
   SunAmerica Core Bond Fund,
     Class A ...............................      448,401      4,658,890
   SunAmerica GNMA Fund,
     Class A ...............................      400,410      4,636,745
                                                             -----------
TOTAL FIXED INCOME SECURITIES
   (cost $9,212,246) .......................                   9,295,635
                                                             -----------
TOTAL INVESTMENTS
   (cost $45,805,683#) .....................         95.3%    47,881,299
Other assets less liabilities ..............         4.70      2,337,967
                                                    -----    -----------
NET ASSETS                                          100.0%   $50,219,266
                                                    =====    ===========

----------
+ Non-income producing securities
# See Note 7

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Balanced Strategy Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                               VALUE
       SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES--93.5%
INTERNATIONAL EQUITY SECURITIES--5.8%
   SunAmerica Style Select Series, Inc.
     Focused International Equity Portfolio,
     Class A+ (cost $2,309,008) ............      197,975    $ 2,407,375
                                                             -----------
DOMESTIC EQUITY SECURITIES--57.1%
   SunAmerica Style Select Series, Inc.
     Focused 2000 Growth Portfolio,
     Class A+ ..............................      290,089      3,182,278
   SunAmerica Style Select Series, Inc.
     Focused 2000 Value Portfolio,
     Class A ...............................      282,131      3,924,446
   SunAmerica Style Select Series, Inc.
     Focused Large-Cap Growth Portfolio,
     Class A+ ..............................      679,268      9,081,814
   SunAmerica Style Select Series, Inc.
     Focused Large-Cap Value Portfolio,
     Class A+ ..............................      637,452      7,662,168
                                                             -----------
TOTAL DOMESTIC EQUITY SECURITIES
   (cost $22,428,598) ......................                  23,850,706
                                                             -----------
FIXED INCOME SECURITIES--30.6%
   SunAmerica Core Bond Fund,
     Class A ...............................      615,213      6,392,064
   SunAmerica GNMA Fund,
     Class A ...............................      550,718      6,377,313
                                                             -----------
TOTAL FIXED INCOME SECURITIES
   (cost $12,660,814) ......................                  12,769,377
                                                             -----------
TOTAL INVESTMENTS
   (cost $37,398,420#) .....................         93.5%    39,027,458
Other assets less liabilities ..............         6.50      2,732,155
                                                    -----    -----------
NET ASSETS                                          100.0%   $41,759,613
                                                    =====    ===========

----------
+ Non-income producing securities
# See Note 7

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Fixed Income and Equity Strategy Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                               VALUE
       SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES--95.7%
INTERNATIONAL EQUITY SECURITIES--4.0%
   SunAmerica Style Select Series, Inc.
     Focused International Equity
     Portfolio, Class A+ (cost $667,798) ...       57,455    $   698,659
                                                             -----------
DOMESTIC EQUITY SECURITIES--29.4%
   SunAmerica Style Select Series, Inc.
     Focused Large-Cap Growth
     Portfolio, Class A+ ...................      204,643      2,736,073
   SunAmerica Style Select Series, Inc.
     Focused Large-Cap Value
     Portfolio, Class A+ ...................      204,050      2,452,686
                                                             -----------
TOTAL DOMESTIC EQUITY SECURITIES
   (cost $4,857,978) .......................                   5,188,759
                                                             -----------
FIXED INCOME SECURITIES--62.3%
   SunAmerica Core Bond Fund,
     Class A ...............................      256,107      2,660,951
   SunAmerica GNMA Fund,
     Class A ...............................      386,842      4,479,634
   SunAmerica High Yield Bond Fund,
     Class A ...............................      311,648      1,199,845
   SunAmerica U.S. Government
     Securities Fund, Class A ..............      275,252      2,653,430
                                                             -----------
TOTAL FIXED INCOME SECURITIES
   (cost $10,869,238) ......................                  10,993,860
                                                             -----------
TOTAL INVESTMENTS
   (cost $16,395,014#) .....................         95.7%    16,881,278
Other assets less liabilities ..............          4.3        762,592
                                                    -----    -----------
NET ASSETS                                          100.0%   $17,643,870
                                                    =====    ===========

----------
+ Non-income producing securities
# See Note 7

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Fixed Income Strategy Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                               VALUE
       SECURITY DESCRIPTION                      SHARES       (NOTE 3)
------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES--97.7%
DOMESTIC EQUITY SECURITIES--10.2%
   SunAmerica Style Select Series, Inc.
     Focused Growth and Income
     Portfolio, Class A+
     (cost $1,558,670) .....................      131,345    $ 1,683,840
                                                             -----------
FIXED INCOME SECURITIES--87.5%
   SunAmerica Core Bond Fund,
     Class A ...............................      306,219      3,181,613
   SunAmerica GNMA Fund,
     Class A ...............................      547,301      6,337,750
   SunAmerica High Yield Bond Fund,
     Class A ...............................      434,746      1,673,772
   SunAmerica U.S. Government
     Securities Fund, Class A ..............      328,417      3,165,936
                                                             -----------
TOTAL FIXED INCOME SECURITIES
   (cost $14,197,172) ......................                  14,359,071
                                                             -----------
TOTAL INVESTMENTS
   (cost $15,755,842#) .....................         97.7%    16,042,911
Other assets less liabilities ..............          2.3        371,834
                                                    -----    -----------
NET ASSETS                                          100.0%   $16,414,745
                                                    =====    ===========

----------
+ Non-income producing securities
# See Note 7

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Large-Cap Growth Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK--95.5%
AEROSPACE & MILITARY TECHNOLOGY--1.3%
   General Dynamics Corp. ..................      254,750   $   15,812,333
                                                            --------------
BANKS--3.2%
   Mellon Financial Corp. ..................    1,449,400       38,336,630
                                                            --------------
BROADCASTING & MEDIA--6.7%
   AOL Time Warner, Inc.+ ..................    3,284,800       44,936,064
   Viacom, Inc., Class B+ ..................      800,000       34,728,000
                                                            --------------
                                                                79,664,064
                                                            --------------
BUSINESS SERVICES--2.5%
   First Data Corp. ........................      775,800       30,434,634
                                                            --------------
COMPUTER SOFTWARE--10.1%
   Electronic Arts, Inc.+ ..................      834,716       49,473,617
   Microsoft Corp. .........................    2,789,200       71,319,844
                                                            --------------
                                                               120,793,461
                                                            --------------
DRUGS--2.9%
   Eli Lilly & Co. .........................      535,500       34,175,610
                                                            --------------
ELECTRONICS--8.7%
   Intel Corp. .............................    2,349,600       43,232,640
   Taiwan Semiconductor
     Manufacturing Co., Ltd. ...............
     Sponsored ADR+ ........................    3,021,900       25,293,303
   Texas Instruments, Inc. .................    1,897,600       35,086,624
                                                            --------------
                                                               103,612,567
                                                            --------------
FINANCIAL SERVICES--13.4%
   Fannie Mae ..............................      577,224       41,785,245
   Merrill Lynch & Co., Inc. ...............      858,600       35,245,530
   SLM Corp. ...............................      743,034       83,219,808
                                                            --------------
                                                               160,250,583
                                                            --------------
FOOD, BEVERAGE & TOBACCO--3.2%
   Coca-Cola Co. ...........................      961,500       38,844,600
                                                            --------------
HEALTH SERVICES--6.5%
   UnitedHealth Group, Inc. ................      837,738       77,180,802
                                                            --------------
HOUSEHOLD PRODUCTS--2.7%
   Gillette Co. ............................    1,068,700       32,541,915
                                                            --------------
HOUSING & HOUSEHOLD DURABLES--3.4%
   Lennar Corp., Class A ...................      674,000       36,557,760
   Lennar Corp., Class B ...................       67,400        3,609,270
                                                            --------------
                                                                40,167,030
                                                            --------------
INSURANCE--4.6%
   Berkshire Hathaway, Inc.,
     Class A+ ..............................          470       32,813,074
   Travelers Property Casualty
     Corp., Class A ........................    1,394,300       22,629,489
                                                            --------------
                                                                55,442,563
                                                            --------------
INTERNET CONTENT--5.8%
   eBay, Inc.+ .............................      744,764       69,091,756
                                                            --------------
MEDICAL PRODUCTS--8.7%
   Amgen, Inc.+ ............................      770,400       47,233,224
   Genentech, Inc.+ ........................      660,700       25,099,993
   Johnson & Johnson .......................      567,900       32,006,844
                                                            --------------
                                                               104,340,061
                                                            --------------
MULTI-INDUSTRY--2.9%
   Tyco International, Ltd. ................    2,202,150       34,353,540
                                                            --------------

                                                SHARES/
                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
RETAIL--1.5%
   Tiffany & Co. ...........................      652,108   $   18,089,476
                                                            --------------
TELECOMMUNICATIONS--7.4%
   Nextel Communications, Inc.,
     Class A+ ..............................    3,280,024       48,511,555
   Nokia Oyj Sponsored ADR .................    2,433,200       40,318,124
                                                            --------------
                                                                88,829,679
                                                            --------------
TOTAL INVESTMENT SECURITIES--95.5%
   (cost $1,051,574,031) ...................                 1,141,961,304
                                                            --------------
SHORT-TERM SECURITIES--4.3%
   Federal National Mtg
     Assoc. Disc. Notes
     1.25% due 05/01/03 ....................   $   21,500   $   21,500,000
   Federal National Mtg
     Assoc. Disc. Notes
     1.20% due 05/28/03 ....................          500          499,550
   Federal National Mtg
     Assoc. Disc. Notes
     1.19% due 06/30/03 ....................          900          898,215
   Federal National Mtg
     Assoc. Disc. Notes
     1.17% due 06/30/03 ....................        7,000        6,986,350
   Federal Home Loan Bank
     Cons. Disc. Notes
     1.17% due 05/09/03 ....................        7,600        7,598,024
   Federal Home Loan Bank
     Cons. Disc. Notes
     1.16% due 06/23/03 ....................        7,000        6,988,045
   Federal National Mtg
     Assoc. Disc. Notes
     1.15% due 06/18/03 ....................        7,000        6,989,267
                                                            --------------
Total Short-Term Securities
   (cost $51,459,451) ......................                    51,459,451
                                                            --------------
REPURCHASE AGREEMENT--1.3%
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.50%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $15,931,221 and collateralized
     by $14,935,000 of United
     States Treasury Bonds,
     bearing interest at 5.50%
     due 08/15/28 and having
     an approximate aggregate
     value of $16,251,042
     (cost: $15,931,000) ...................       15,931       15,931,000
                                                            --------------
TOTAL INVESTMENTS
   (cost $1,118,964,482#) ..................        101.1%   1,209,351,755
Liabilities in excess of other assets ......         (1.1)     (13,734,903)
                                                    -----   --------------
NET ASSETS                                          100.0%  $1,195,616,852
                                                    =====   ==============

----------
+ Non-income producing securities
# See Note 7
ADR--American Depository Receipt

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Multi-Cap Growth Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK -- 90.4%
AUTOMOTIVE--4.4%
   Advanced Auto Parts, Inc.+ ..............      200,000   $    9,948,000
                                                            --------------
BANKS--7.3%
   Bank of America Corp. ...................      123,895        9,174,425
   Wells Fargo & Co. .......................      151,600        7,316,216
                                                            --------------
                                                                16,490,641
                                                            --------------
BROADCASTING & MEDIA--8.6%
   Fox Entertainment Group, Inc.,
     Class A+ ..............................      330,000        8,382,000
   Journal Register Co.+ ...................      277,400        4,912,754
   Westwood One, Inc.+ .....................      175,000        6,107,500
                                                            --------------
                                                                19,402,254
                                                            --------------
BUSINESS SERVICES--2.4%
   FutureLink Corp.+ .......................        1,785               --
   Waste Connections, Inc.+ ................      165,400        5,564,056
                                                            --------------
                                                                 5,564,056
                                                            --------------
COMPUTERS & BUSINESS EQUIPMENT--3.3%
   Apple Computer, Inc.+ ...................      528,000        7,497,600
                                                            --------------
COMPUTER SOFTWARE--10.0%
   JDA Software Group, Inc.+ ...............      523,800        5,897,988
   Microsoft Corp. .........................      343,700        8,788,409
   THQ, Inc.+ ..............................      560,900        7,925,517
                                                            --------------
                                                                22,611,914
                                                            --------------
DRUGS--2.2%
   MedImmune, Inc.+ ........................      140,500        4,955,435
                                                            --------------
ELECTRICAL EQUIPMENT--3.1%
   Sanmina Corp.+ ..........................    1,453,000        6,974,400
                                                            --------------
ELECTRONICS--3.6%
   Solectron Corp.+ ........................    2,592,300        8,269,437
                                                            --------------
ENERGY SERVICES--1.9%
   Nabors Industries, Ltd.+ ................      113,000        4,429,600
                                                            --------------
FINANCIAL SERVICES--10.4%
   Charles Schwab Corp. ....................      451,200        3,893,856
   E*TRADE Group, Inc.+ ....................      793,800        4,365,900
   SLM Corp. ...............................      137,010       15,345,120
                                                            --------------
                                                                23,604,876
                                                            --------------
HEALTH SERVICES--11.0%
   Pediatrix Medical Group, Inc.+ ..........      296,100        9,436,707
   UnitedHealth Group, Inc. ................      102,340        9,428,584
   Weight Watchers
     International, Inc.+ ..................      127,500        5,989,950
                                                            --------------
                                                                24,855,241
                                                            --------------
INTERNET CONTENT--3.6%
   Yahoo!, Inc.+ ...........................      325,200        8,058,456
                                                            --------------
LEISURE & TOURISM--2.9%
   Ruby Tuesday, Inc. ......................      329,000        6,481,300
                                                            --------------
MEDICAL PRODUCTS--6.8%
   Medtronic, Inc. .........................      203,830        9,730,844
   Stryker Corp. ...........................       83,400        5,588,634
                                                            --------------
                                                                15,319,478
                                                            --------------
RETAIL--3.3%
   Wild Oats Markets, Inc.+ ................      685,300        7,414,946
                                                            --------------

                                                SHARES/
                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
TELECOMMUNICATIONS--5.6%
   Amdocs, Ltd.+ ...........................      713,000   $   12,591,580
                                                            --------------
TOTAL INVESTMENT SECURITIES--90.4%
   (cost $195,670,743) .....................                   204,469,214
                                                            --------------
SHORT-TERM SECURITIES--1.4%
   General Electric Capital Corp.
     1.37% due 05/01/03
     (cost: $3,100,000) ....................   $    3,100        3,100,000
                                                            --------------
REPURCHASE AGREEMENTS--5.5%
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.25%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $371,003 and collateralized
     by $275,000 of United
     States Treasury Bonds,
     bearing interest at 7.88%,
     due 02/15/21 and having an
     approximate aggregate value
     of $381,521 ...........................          371          371,000
   State Street Bank & Trust Co.
     Joint Repurchase Agreement
     (See Note 3) ..........................       12,058       12,058,000
                                                            --------------
TOTAL REPURCHASE AGREEMENTS
   (cost $12,429,000) ......................                    12,429,000
                                                            --------------
TOTAL INVESTMENTS
   (cost $211,199,743#) ....................         97.3%     219,998,214
Other assets less liabilities ..............          2.7        6,181,469
                                                    -----   --------------
NET ASSETS--                                        100.0%    $226,179,683
                                                    =====   ==============

----------
+ Non-income producing securities
# See Note 7

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused 2000 Growth Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK--97.3%
APPAREL & TEXTILES--1.7%
   Gildan Activewear, Inc., Class A+ .......       47,200   $    1,302,248
                                                            --------------
BANKS--2.8%
   Fidelity Bankshares, Inc. ...............       53,800        1,141,098
   Wintrust Financial Corp. ................       34,400        1,045,760
                                                            --------------
                                                                 2,186,858
                                                            --------------
BROADCASTING & MEDIA--5.3%
   Applied Films Corp.+ ....................       56,700        1,233,225
   Catalina Marketing Corp.+ ...............       50,000          891,500
   Lin TV Corp., Class A+ ..................       60,000        1,434,600
   Saga Communications, Inc.,
     Class A+ ..............................       30,000          606,000
                                                            --------------
                                                                 4,165,325
                                                            --------------
BUSINESS SERVICES--5.5%
   ChoicePoint, Inc.+ ......................       80,000        2,822,400
   Fair Isaac Corp. ........................       28,000        1,458,240
                                                            --------------
                                                                 4,280,640
                                                            --------------
COMPUTERS & BUSINESS EQUIPMENT--6.2%
   Cray, Inc.(1)+ ..........................      150,000        1,132,500
   NetScreen Technologies, Inc.+ ...........      116,300        2,358,564
   Western Digital Corp.+ ..................      146,000        1,362,180
                                                            --------------
                                                                 4,853,244
                                                            --------------
COMPUTER SOFTWARE--1.9%
   Avid Technology, Inc.+ ..................       53,600        1,472,392
                                                            --------------
DRUGS--10.1%
   American Pharmaceutical
     Partners, Inc.+ .......................       50,000        1,167,500
   Caremark Rx, Inc.+ ......................       70,000        1,393,700
   Charles River Laboratories
     International, Inc.+ ..................       50,000        1,357,500
   Connetics Corp.+ ........................       87,500        1,477,875
   Neurocrine Bisciences, Inc.+ ............       25,300        1,144,825
   Taro Pharmaceutical
     Industries, Ltd.+ .....................       30,000        1,372,800
                                                            --------------
                                                                 7,914,200
                                                            --------------
EDUCATION--3.4%
   University of Phoenix Online ............       60,000        2,648,400
                                                            --------------
ELECTRONICS--6.1%
   Artisan Components, Inc.+ ...............       70,000        1,383,900
   Cree, Inc.+ .............................       54,700        1,091,265
   Integrated Circuit Systems, Inc.+ .......       48,700        1,057,764
   Omnivision Technologies, Inc.+ ..........       50,000        1,214,000
                                                            --------------
                                                                 4,746,929
                                                            --------------
ENERGY SOURCES--4.2%
   Pogo Producing Co. ......................       25,000          990,000
   Ultra Petroleum Corp.+ ..................      114,700        1,147,000
   Unit Corp.+ .............................       56,700        1,111,320
                                                            --------------
                                                                 3,248,320
                                                            --------------
FINANCIAL SERVICES--3.5%
   Arch Capital Group, Ltd.+ ...............       50,000        1,740,500
   Jeffries Group, Inc. ....................       25,000          970,500
                                                            --------------
                                                                 2,711,000
                                                            --------------
FOOD, BEVERAGE & TOBACCO--2.9%
   Central European
     Distribution Corp.+ ...................       45,000   $    1,228,500
   Panera Bread Co., Class A+ ..............       30,000        1,020,900
                                                            --------------
                                                                 2,249,400
                                                            --------------
HEALTH SERVICES--3.7%
   Manor Care, Inc.+ .......................       70,000        1,361,500
   United Surgical Partners
     International, Inc.+ ..................       45,000          833,850
   Weight Watchers
     International, Inc.+ ..................       15,000          704,700
                                                            --------------
                                                                 2,900,050
                                                            --------------
INSURANCE--1.0%
   Endurance Specialty
     Holdings, Ltd.+ .......................       30,000          825,000
                                                            --------------
INTERNET CONTENT--4.2%
   Harris Interactive, Inc.+ ...............      216,800        1,038,472
   Netease.com, Inc. ADR+ ..................       60,000        1,305,060
   NetFlix, Inc.+ ..........................       40,000          916,000
                                                            --------------
                                                                 3,259,532
                                                            --------------
INTERNET SOFTWARE--7.4%
   Avocent Corp. ...........................       47,200        1,398,064
   eResearch Technology, Inc.+ .............       50,000        1,490,000
   RSA Security, Inc.+ .....................      134,700        1,291,773
   United Online, Inc.+ ....................       70,000        1,565,200
                                                            --------------
                                                                 5,745,037
                                                            --------------
LEISURE & TOURISM--11.7%
   California Pizza Kitchen, Inc.+ .........       25,000          504,000
   Four Seasons Hotels, Inc. ...............       25,000          754,250
   JetBlue Airways Corp.+ ..................       50,000        1,571,500
   Kerzner International, Ltd.+ ............       55,000        1,271,600
   Krispy Kreme Doughnuts, Inc.+ ...........       75,000        2,436,000
   Penn National Gaming, Inc.+ .............       50,000          976,500
   Wynn Resorts, Ltd.+ .....................       95,000        1,604,550
                                                            --------------
                                                                 9,118,400
                                                            --------------
MACHINERY--1.3%
   Lindsay Manufacturing Co. ...............       46,300        1,007,025
                                                            --------------
MEDICAL PRODUCTS--7.7%
   Able Laboratories, Inc.+ ................      120,000        2,023,200
   Biosite, Inc.+ ..........................       35,000        1,493,800
   Celgene Corp.+ ..........................       45,500        1,210,755
   Possis Medical, Inc.+ ...................       65,000        1,248,000
                                                            --------------
                                                                 5,975,755
                                                            --------------
RETAIL--3.4%
   Chico's FAS, Inc.+ ......................       55,000        1,338,700
   Tuesday Morning Corp.+ ..................       55,500        1,297,590
                                                            --------------
                                                                 2,636,290
                                                            --------------
TELECOMMUNICATIONS--1.9%
   Boston Communications
     Group, Inc.+ ..........................       60,000        1,085,400
   Vimpel-Communication
     Sponsored ADR+ ........................       10,000          398,600
                                                            --------------
                                                                 1,484,000
                                                            --------------

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused 2000 Growth Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

                                                SHARES/
                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TRANSPORTATION--1.4%
   Expeditors International of
     Washington, Inc. ......................       31,200   $    1,134,401
                                                            --------------
TOTAL INVESTMENT SECURITIES--97.3%
   (cost $64,748,981) ......................                    75,864,446
                                                            --------------
REPURCHASE AGREEMENTS--4.1%
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 1.21%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $1,992,067 and collateralized
     by $1,425,000 of United States
     Treasury Bonds, bearing
     interest at 8.00%, due 11/15/21
     and having an approximate
     aggregate value of $2,034,807 .........   $    1,992        1,992,000
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.50%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $977,014 and collateralized
     by $920,000 of United States
     Treasury Bonds, bearing
     interest at 5.50%, due 08/15/28
     and having an approximate
     aggregate value of $1,001,069 .........          977          977,000

                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.50%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $254,004 and collateralized
     by $195,000 of United States
     Treasury Bonds, bearing
     interest at 7.50%,
     due 11/15/16 and having an
     approximate aggregate value
     of $261,456 ...........................   $      254   $      254,000
                                                            --------------
TOTAL REPURCHASE AGREEMENTS
   (cost $3,223,000) .......................                     3,223,000
                                                            --------------
TOTAL INVESTMENTS
   (cost $67,971,981#) .....................        101.4%      79,087,446
Liabilities in excess of other assets ......         (1.4)      (1,126,036)
                                                    -----   --------------
NET ASSETS                                          100.0%  $   77,961,410
                                                    =====   ==============

----------
+ Non-income producing securities
# See Note 7
ADR--American Depository Receipt
(1) Consists of more than one class of securities traded together as a unit.

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Large-Cap Value Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK--96.6%
BANKS--10.8%
   Washington Mutual, Inc. .................      209,500   $    8,275,250
   Wells Fargo & Co. .......................      115,000        5,549,900
                                                            --------------
                                                                13,825,150
                                                            --------------
BROADCASTING & MEDIA--12.7%
   AOL Time Warner, Inc.+ ..................      628,600        8,599,248
   Comcast Corp., Class A+ .................      117,300        3,526,038
   Liberty Media Corp., Class A+ ...........      372,500        4,097,500
                                                            --------------
                                                                16,222,786
                                                            --------------
BUSINESS SERVICES--6.1%
   Electronic Data Systems Corp. ...........      214,700        3,896,805
   First Data Corp. ........................       98,500        3,864,155
                                                            --------------
                                                                 7,760,960
                                                            --------------
CHEMICALS--2.9%
   Ashland, Inc. ...........................      124,200        3,682,530
                                                            --------------
COMPUTERS & BUSINESS EQUIPMENT--3.6%
   Hewlett-Packard Co. .....................      283,100        4,614,530
                                                            --------------
DRUGS--15.8%
   Bristol-Myers Squibb Co. ................      296,900        7,582,826
   Merck & Co., Inc. .......................       67,500        3,927,150
   Pfizer, Inc. ............................      213,200        6,555,900
   Schering-Plough Corp. ...................      122,400        2,215,440
                                                            --------------
                                                                20,281,316
                                                            --------------
ELECTRONICS--3.6%
   Teradyne, Inc.+ .........................      402,600        4,670,160
                                                            --------------
FINANCIAL SERVICES--11.7%
   Citigroup, Inc. .........................       55,500        2,178,375
   Fannie Mae ..............................      121,000        8,759,190
   Freddie Mac .............................       69,600        4,029,840
                                                            --------------
                                                                14,967,405
                                                            --------------
FOOD, BEVERAGE & TOBACCO--8.4%
   Altria Group, Inc. ......................      146,900        4,518,644
   Kroger Co.+ .............................      255,000        3,646,500
   UST, Inc. ...............................       80,800        2,531,464
                                                            --------------
                                                                10,696,608
                                                            --------------
GAS & PIPELINE UTILITIES--3.0%
   El Paso Corp. ...........................      518,275        3,887,062
                                                            --------------
HEALTH SERVICES--0.5%
   HCA, Inc. ...............................       21,335          684,854
                                                            --------------
MULTI-INDUSTRY--3.9%
   Tyco International, Ltd. ................      323,100        5,040,360
                                                            --------------
RETAIL--9.7%
   Best Buy Co., Inc.+ .....................      121,350        4,196,283
   Gap, Inc. ...............................      211,600        3,518,908
   Home Depot, Inc. ........................      167,700        4,717,401
                                                            --------------
                                                                12,432,592
                                                            --------------
TELECOMMUNICATIONS--3.9%
   AT&T Corp. ..............................      293,400        5,002,470
                                                            --------------
TOTAL INVESTMENT SECURITIES--96.6%
   (cost $122,424,758) .....................                   123,768,783
                                                            --------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
SHORT-TERM SECURITIES--0.5%
   Cayman Island Time Deposit
     with State Street Bank and
     Trust Co. .............................
     0.10% due 05/01/03
     (cost: $675,000) ......................   $      675   $      675,000
                                                            --------------
REPURCHASE AGREEMENTS--5.4%
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.50%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $2,606,036 and collateralized
     by $2,445,000 of United
     States Treasury Bonds,
     bearing interest at 5.50%,
     due 08/15/28 and having an
     approximate aggregate value
     of $2,660,449 .........................        2,606        2,606,000
   UBSWarburg,Inc.Joint
     Repurchase Agreement
     (See Note 3) ..........................        4,275        4,275,000
                                                            --------------
TOTAL REPURCHASE AGREEMENTS
   (cost $6,881,000) .......................                     6,881,000
                                                            --------------
TOTAL INVESTMENTS
   (cost $129,980,758#) ....................        102.5%     131,324,783
Liabilities in excess
   of other assets .........................         (2.5)      (3,252,117)
                                                    -----   --------------
NET ASSETS .................................        100.0%  $  128,072,666
                                                    =====   ==============

----------
+ Non-income producing securities
# See Note 7

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Multi-Cap Value Portfolio
      --------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK--89.6%
APPAREL & TEXTILES--1.9%
   V. F. Corp. .............................      250,000   $    9,835,000
                                                            --------------
AUTOMOTIVE--6.9%
   AutoZone, Inc.+ .........................      230,000       18,586,300
   Toyota Motor Corp. ......................      715,100       16,214,058
                                                            --------------
                                                                34,800,358
                                                            --------------
BANKS--3.0%
   North Fork Bancorp., Inc. ...............      460,000       14,885,600
                                                            --------------
BROADCASTING & MEDIA--2.2%
   AOL Time Warner, Inc.+ ..................      800,000       10,944,000
                                                            --------------
BUSINESS SERVICES--3.2%
   Waste Management, Inc.@ .................      747,087       16,226,730
                                                            --------------
COMMUNICATION EQUIPMENT--1.3%
   Tellabs, Inc.+ ..........................    1,062,000        6,563,160
                                                            --------------
DRUGS--2.7%
   IMS Health, Inc. ........................      900,000       13,860,000
                                                            --------------
ELECTRONICS--10.5%
   AVX Corp. ...............................    1,554,100       16,520,083
   Emerson Electric Co.@ ...................      359,500       18,226,650
   KEMET Corp.+ ............................    1,956,200       17,938,354
                                                            --------------
                                                                52,685,087
                                                            --------------
ENERGY SOURCES--6.5%
   BP, PLC .................................      539,900       20,807,746
   Devon Energy Corp. ......................      250,000       11,812,500
                                                            --------------
                                                                32,620,246
                                                            --------------
FINANCIAL SERVICES--8.4%
   CIT Group, Inc. .........................      437,400        8,909,838
   Deluxe Corp. ............................      175,000        7,701,750
   Freddie Mac .............................      379,200       21,955,680
   Instinet Group, Inc.+ ...................    1,000,000        3,440,000
                                                            --------------
                                                                42,007,268
                                                            --------------
FOOD, BEVERAGE & TOBACCO--3.1%
   Altria Group, Inc. ......................      500,000       15,380,000
                                                            --------------
GAS & PIPELINE UTILITIES--4.1%
   WGL Holdings, Inc. ......................      761,900       20,556,062
                                                            --------------
HOUSEHOLD PRODUCTS--4.7%
   Kimberly-Clark Corp.@ ...................      475,800       23,680,566
                                                            --------------
INSURANCE--6.2%
   MGIC Investment Corp. ...................      280,000       12,728,800
   Phoenix Cos., Inc. ......................      572,900        4,525,910
   Travelers Property Casualty
     Corp., Class B ........................      850,000       13,812,500
                                                            --------------
                                                                31,067,210
                                                            --------------

                                                SHARES/
                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
MACHINERY--2.1%
   Alamo Group, Inc. .......................      897,509   $   10,545,731
                                                            --------------
METALS & MINERALS--4.1%
   Martin Marietta Materials, Inc. .........      690,333       20,413,147
                                                            --------------
MULTI-INDUSTRY--5.2%
   Hutchison Whampoa, Ltd. .................    4,692,000       26,109,949
                                                            --------------
REAL ESTATE COMPANIES--10.5%
   Catellus Development Corp.+ .............    1,345,000       28,487,100
   Forest City Enterprises,
     Inc., Class A .........................      660,850       24,154,067
                                                            --------------
                                                                52,641,167
                                                            --------------
TELECOMMUNICATIONS--3.0%
   ALLTEL Corp. ............................      320,000       14,995,200
                                                            --------------
TOTAL COMMON STOCK
   (cost $489,604,039) .....................                   449,816,481
                                                            --------------
PUT OPTIONS PURCHASED--0.3%
FOOD, BEVERAGE & TOBACCO--0.3%
   Altria Group, Inc. ......................
     (cost $2,026,550) .....................      500,000        1,325,000
                                                            --------------
TOTAL INVESTMENT SECURITIES--89.9%
   (cost $491,630,589) .....................                   451,141,481
                                                            --------------
REPURCHASE AGREEMENTS--9.7%
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.60%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $26,838,447 and collateralized
     by $25,160,000 of United
     States Treasury Bonds, bearing
     interest at 5.50%, due
     08/15/28 and having an
     approximate aggregate
     value of $27,377,049 ..................   $   26,838       26,838,000
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.60%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $21,701,362 and collateralized
     by $16,515,000 of United
     States Treasury Bonds,
     bearing interest at 7.50%,
     due 11/15/16 and having
     an approximate aggregate
     value of $22,143,279 ..................       21,701       21,701,000
                                                            --------------
TOTAL REPURCHASE AGREEMENTS
   (cost: $48,539,000) .....................   48,539,000       48,539,000
                                                            --------------

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Multi-Cap Value Portfolio
      --------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)



                                                               VALUE
       SECURITY DESCRIPTION                                   (NOTE 3)
--------------------------------------------------------------------------
TOTAL INVESTMENTS
   (cost $540,169,589#) ....................         99.6%  $  499,680,481
Other assets less liabilities ..............          0.4        2,250,510
                                                    -----   --------------
NET ASSETS .................................        100.0%  $  501,930,991
                                                    =====   ==============

----------
+Non-income producing securities
# See Note 7
ADR--American Depository Receipt
@The Security or a portion thereof represents collateral for the open futures contracts:

                             OPEN FUTURES CONTRACTS

                                                                                                             UNREALIZED
   NUMBER                                                                              VALUE AS OF          APPRECIATION
OF CONTRACTS         DESCRIPTION        EXPIRATION DATE      VALUE AT TRADE DATE      APRIL 30, 2003        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
  89 Long             S&P 500             June 2003             $19,317,823            $20,383,255            $1,065,402
                                                                                                              ==========

                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                                                             UNREALIZED
                                                                                                            APPRECIATION
CONTRACTS TO DELIVER                    IN EXCHANGE FOR                    DELIVERY DATE                    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
JPY      930,843                         USD 7,736,427                       05/30/03                         $(89,114)
                                                                                                              ========

JPY Japanese Yen
USD United States Dollar

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused 2000 Value Portfolio
      --------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK--84.8%
APPAREL & TEXTILES--1.7%
   Wolverine World Wide, Inc. ..............      148,800   $    2,743,872
                                                            --------------
BANKS--1.4%
   Greater Bay Bancorp .....................      145,000        2,320,000
                                                            --------------
BROADCASTING & MEDIA--3.4%
   Media General, Inc., Class A ............       31,900        1,753,224
   Stratex Networks, Inc.+ .................      750,000        1,845,000
   Valassis Communications, Inc.+ ..........       74,400        1,979,040
                                                            --------------
                                                                 5,577,264
                                                            --------------
BUSINESS SERVICES--3.5%
   FSI International, Inc.+ ................      200,000          472,000
   Mettler Toledo
     International, Inc.+ ..................       80,000        2,840,000
   Viad Corp. ..............................      113,100        2,274,441
                                                            --------------
                                                                 5,586,441
                                                            --------------
COMMUNICATION EQUIPMENT--4.0%
   Comverse Technology, Inc.+ ..............      175,000        2,287,250
   Newport Corp.+ ..........................      120,000        1,550,520
   Tellabs, Inc.+ ..........................      419,500        2,592,510
                                                            --------------
                                                                 6,430,280
                                                            --------------
COMPUTERS & BUSINESS EQUIPMENT--0.9%
   Advanced Digital Information Corp.+ .....      175,000        1,403,500
                                                            --------------
COMPUTER SOFTWARE--0.9%
   Informatica Corp.+ ......................      225,000        1,469,250
                                                            --------------
DRUGS--1.4%
   Express Scripts, Inc., Class A+ .........       38,500        2,269,960
                                                            --------------
ELECTRICAL EQUIPMENT--3.8%
   American Power
     Conversion Corp.+ .....................      167,000        2,601,860
   Credence Systems Corp.+ .................      210,800        1,496,680
   Electro Scientific
     Industries, Inc.+ .....................      156,800        2,105,824
                                                            --------------
                                                                 6,204,364
                                                            --------------
ELECTRONICS--4.2%
   AVX Corp. ...............................      324,100        3,445,183
   KEMET Corp.+ ............................      179,900        1,649,683
   TriQuint Semiconductor, Inc.+ ...........      484,300        1,699,893
                                                            --------------
                                                                 6,794,759
                                                            --------------
ENERGY SERVICES--4.6%
   ENSCO International, Inc. ...............       73,400        1,864,360
   Precision Drilling Corp.+ ...............       45,000        1,547,100
   Tidewater, Inc. .........................       75,000        2,017,500
   Tom Brown, Inc.+ ........................       85,000        2,084,200
                                                            --------------
                                                                 7,513,160
                                                            --------------
ENERGY SOURCES--1.2%
   Cimarex Energy Co.+ .....................      100,000        1,970,000
                                                            --------------
FINANCIAL SERVICES--5.2%
   Arch Capital Group, Ltd.+ ...............       68,100        2,370,561
   Instinet Group, Inc.+ ...................      510,200        1,755,088
   SWS Group, Inc. .........................      109,630        1,816,569
   Waddell & Reed Financial, Inc.,
     Class A ...............................      120,000        2,400,000
                                                            --------------
                                                                 8,342,218
                                                            --------------
FOOD, BEVERAGE & TOBACCO--4.6%
   Aurora Foods, Inc.* .....................        2,402   $        1,297
   Loews Corp. - Carolina Group ............      118,400        2,176,192
   Smithfield Foods, Inc.+ .................      125,700        2,463,720
   SUPERVALU, Inc. .........................      175,000        2,882,250
                                                            --------------
                                                                 7,523,459
                                                            --------------
FOREST PRODUCTS--3.8%
   Abitibi-Consolidated, Inc. ..............      383,700        2,685,900
   Rayonier, Inc. ..........................       70,000        3,525,200
                                                            --------------
                                                                 6,211,100
                                                            --------------
HEALTH SERVICES--6.4%
   Apria Healthcare Group, Inc.+ ...........       90,500        2,122,225
   Manor Care, Inc.+ .......................      125,000        2,431,250
   Province Healthcare Co.+ ................      351,400        3,514,000
   Ventas, Inc. ............................      177,800        2,311,400
                                                            --------------
                                                                10,378,875
                                                            --------------
INSURANCE--9.7%
   MBIA, Inc. ..............................       34,200        1,528,740
   Mercury General Corp. ...................       85,100        3,744,400
   MONY Group, Inc. ........................       67,700        1,572,671
   Old Republic
     International Corp. ...................       75,000        2,295,000
   Phoenix Cos., Inc. ......................      109,100          861,890
   Radian Group, Inc. ......................       71,600        2,842,520
   White Mountains Insurance
     Group, Ltd. ...........................        7,800        2,936,700
                                                            --------------
                                                                15,781,921
                                                            --------------
INTERNET SOFTWARE--1.2%
   Networks Associates, Inc.+ ..............      169,585        1,938,356
                                                            --------------
LEISURE & TOURISM--5.1%
   Harrah's Entertainment, Inc.+ ...........       60,800        2,394,912
   Hilton Hotels Corp. .....................      249,000        3,316,680
   WMS Industries, Inc.+ ...................      187,275        2,526,340
                                                            --------------
                                                                 8,237,932
                                                            --------------
MACHINERY--3.8%
   Briggs & Stratton Corp. .................       60,000        2,708,400
   Joy Global, Inc.+ .......................      280,000        3,463,600
                                                            --------------
                                                                 6,172,000
                                                            --------------
METALS & MINERALS--1.3%
   Nucor Corp. .............................       49,700        2,030,245
                                                            --------------
MULTI-INDUSTRY--5.5%
   Brascan Corp., Class A ..................      146,200        3,290,962
   Pall Corp. ..............................      144,500        3,051,840
   Trinity Industries, Inc. ................      149,700        2,477,535
                                                            --------------
                                                                 8,820,337
                                                            --------------
REAL ESTATE COMPANIES--3.2%
   Forest City Enterprises, Inc.,
     ClassA ................................       90,000        3,289,500
   LNR Property Corp. ......................       55,000        1,937,100
                                                            --------------
                                                                 5,226,600
                                                            --------------
REAL ESTATE INVESTMENT TRUSTS--2.1%
   Home Properties of
     New York, Inc. ........................      100,000        3,473,000
                                                            --------------

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused 2000 Value Portfolio
      --------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

                                                SHARES/
                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TRANSPORTATION--1.9%
   Teekay Shipping Corp. ...................       80,000   $    3,036,000
                                                            --------------
TOTAL INVESTMENT SECURITIES--84.8%
   (cost $148,765,876) .....................                   137,454,893
                                                            --------------
SHORT-TERM SECURITIES--5.6%
   General Electric Capital Corp. ..........
     1.37% due 05/01/03 ....................   $    2,800        2,800,000
   Prudential Funding Corp. ................
     1.30% due 05/01/03 ....................        2,800        2,800,000
   Student Loan Marketing
    Disc. Notes
     1.25% due 05/01/03 ....................        3,500        3,500,000
                                                            --------------
TOTAL SHORT-TERM SECURITIES
   (cost $9,100,000) .......................                     9,100,000
                                                            --------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
REPURCHASE AGREEMENTS--9.4%
   Agreement with State Street
     Bank& Trust Co., bearing
     interest at 0.50%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $122,912,179 and collateralized
     by $9,825,000 of United
     States Treasury Bonds,
     bearing interest at 7.50%,
     due 11/15/16 and having an
     approximate aggregate value
     of $13,176,341 ........................   $   12,912   $   12,912,000
   Agreement with State Street
     Bank& Trust Co., bearing
     interest at 1.22%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $2,263,077 and collateralized
     by $2,025,000 of United
     States Treasury Notes,
     bearing interest at 6.50%,
     due 10/15/06 and having an
     approximate aggregate value
     of $2,313,563 .........................        2,263        2,263,000
                                                            --------------
TOTAL REPURCHASE AGREEMENTS
   (cost $15,175,000) ......................                    15,175,000
                                                            --------------
TOTAL INVESTMENTS
   (cost $173,040,876#) ....................         99.8%     161,729,893
Other assets less liabilities ..............          0.2          266,664
                                                    -----   --------------
NET ASSETS .................................        100.0%  $  161,996,557
                                                    =====   ==============

----------
+ Non-income producing securities
* Security received as part of class action settlement
# See Note 7

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Growth and Income Portfolio
      --------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK--93.6%
AUTOMOTIVE--2.7%
   Hyundai Motor Co., Ltd. .................
     Sponsored GDR*+ .......................      576,200   $    6,977,782
                                                            --------------
BANKS--6.9%
   MBNA Corp. ..............................      453,300        8,567,370
   Washington Mutual, Inc. .................      229,600        9,069,200
                                                            --------------
                                                                17,636,570
                                                            --------------
BROADCASTING & MEDIA--13.9%
   AOL Time Warner, Inc.+ ..................      720,000        9,849,600
   Comcast Corp., Class A+ .................      254,900        7,662,294
   Liberty Media Corp., Class A+ ...........      913,300       10,046,300
   USA Interactive+ ........................      262,800        7,870,860
                                                            --------------
                                                                35,429,054
                                                            --------------
BUSINESS SERVICES--5.9%
   First Data Corp. ........................      384,400       15,080,012
                                                            --------------
COMPUTERS & BUSINESS EQUIPMENT--2.7%
   Hewlett-Packard Co. .....................      420,500        6,854,150
                                                            --------------
COMPUTER SOFTWARE--2.5%
   Microsoft Corp. .........................      252,800        6,464,096
                                                            --------------
DRUGS--8.8%
   Bristol-Myers Squibb Co. ................      304,600        7,779,484
   Merck & Co., Inc. .......................      136,800        7,959,024
   Pfizer, Inc. ............................      216,900        6,669,675
                                                            --------------
                                                                22,408,183
                                                            --------------
FINANCIAL SERVICES--15.3%
   Fannie Mae ..............................      262,776       19,022,355
   Nuveen Investments, Inc.,
     Class A ...............................      253,395        6,208,177
   SLM Corp. ...............................      122,564       13,727,168
                                                            --------------
                                                                38,957,700
                                                            --------------
FOOD, BEVERAGE & TOBACCO--2.9%
   Kroger Co.+ .............................      526,000        7,521,800
                                                            --------------
GAS & PIPELINE UTILITIES--2.7%
   El Paso Corp. ...........................      919,600        6,897,000
                                                            --------------
HEALTH SERVICES--3.7%
   UnitedHealth Group, Inc. ................      102,296        9,424,530
                                                            --------------
HOUSEHOLD PRODUCTS--3.1%
   Procter & Gamble Co. ....................       86,692        7,789,276
                                                            --------------
INTERNET CONTENT--2.6%
   eBay, Inc.+ .............................       71,602        6,642,518
                                                            --------------
LEISURE & TOURISM--5.1%
   Four Seasons Hotels, Inc. ...............      188,139        5,676,154
   MGM MIRAGE+ .............................      259,439        7,373,256
                                                            --------------
                                                                13,049,410
                                                            --------------
MEDICAL PRODUCTS--2.9%
   Genentech, Inc.+ ........................      193,514        7,351,597
                                                            --------------
RETAIL--8.6%
   Gap, Inc. ...............................      451,400        7,506,782
   Home Depot, Inc. ........................      364,000       10,239,320
   Tiffany & Co. ...........................      155,578        4,315,734
                                                            --------------
                                                                22,061,836
                                                            --------------

                                                SHARES/
                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
TELECOMMUNICATIONS--3.3%
   Nextel Communications, Inc.,
     Class A+ ..............................      570,902   $    8,443,641
                                                            --------------
TOTAL INVESTMENT SECURITIES--93.6%
   (cost $219,037,965) .....................                   238,989,155
                                                            --------------
SHORT-TERM SECURITIES--3.2%
   Federal National Mtg. Assoc.
     Disc. Notes
     1.25% due 05/01/03
     (cost: $8,200,000) ....................   $    8,200        8,200,000
                                                            --------------
REPURCHASE AGREEMENTS--2.4%
   Agreement with State Street
     Bank& Trust Co., bearing
     interest at 0.50%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $3,514,049 and collateralized
     by $2,445,000 of United
     States Treasury Bonds,
     bearing interest at 7.50%,
     due 11/15/16 and having an
     approximate aggregate value
     of $3,586,635 .........................        3,514        3,514,000
   Agreement with State Street
     Bank& Trust Co., bearing
     interest at 0.50%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $2,710,038 and collateralized
     by $2,545,000 of United
     States Treasury Bonds,
     bearing interest at 5.50%,
     due 08/15/28 and having an
     approximate aggregate value
     of $2,769,260 .........................        2,710        2,710,000
                                                            --------------
TOTAL REPURCHASE AGREEMENTS
   (cost: $6,224,000) ......................                     6,224,000
                                                            --------------
TOTAL INVESTMENTS
   (cost $233,461,965#) ....................         99.2%     253,413,155
Other assets less liabilities ..............          0.8        1,929,883
                                                    -----   --------------
NET ASSETS .................................        100.0%  $  255,343,038
                                                    =====   ==============

----------
+ Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
# See Note 7
GDR--Global Depository Receipt

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused International Equity Portfolio
        ------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK--94.7%
AUSTRALIA--2.6%
   QBE Insurance
     Group, Ltd. (Finance) .................      176,800   $      945,558
                                                            --------------
FINLAND--2.8%
   Metso Corp. .............................
     (Industrial & Commercial) .............      107,300        1,019,763
                                                            --------------
FRANCE--13.1%
   Aventis SA (Healthcare) .................       22,800        1,160,172
   L'Air Liquide SA (Energy) ...............        8,700        1,320,018
   Total Fina Elf SA (Energy) ..............        8,500        1,116,703
   Vivendi Universal SA
     (Information & Entertainment) .........       75,400        1,230,850
                                                            --------------
                                                                 4,827,743
                                                            --------------
GERMANY--6.7%
   BASF AG (Energy) ........................       23,800        1,063,633
   Pfeiffer Vacuum Technology AG
     (Industrial & Commercial) .............       52,000        1,410,506
                                                            --------------
                                                                 2,474,139
                                                            --------------
HONG KONG--3.6%
   Giordano International, Ltd. ............
     (Consumer Discretionary) ..............    4,912,000        1,322,623
                                                            --------------
JAPAN--15.3%
   Brother Industries, Ltd. ................
     (Industrial & Commercial) .............      179,000        1,204,056
   Canon, Inc. .............................
     (Information Technology) ..............       19,000          769,063
   Daiwa Securities Co., Ltd. ..............
     (Finance) .............................      350,000        1,378,485
   Nissan Motor Co., Ltd. ..................
     (Consumer Discretionary) ..............      161,300        1,239,415
   Takeda Chemical Industries, Ltd. ........
     (Healthcare) ..........................       28,100        1,031,214
                                                            --------------
                                                                 5,622,233
                                                            --------------
SPAIN--8.8%
   Actividades de Construccion y
     Servicios SA
     (Industrial & Commercial) .............       25,700          969,812
   Repsol YPF SA (Energy) ..................       65,300          952,806
   Telefonica SA
     (Information Technology)+ .............      120,072        1,330,443
                                                            --------------
                                                                 3,253,061
                                                            --------------
SWITZERLAND--10.6%
   Nestle SA (Consumer Staples) ............        6,318        1,289,483
   Novartis AG (Healthcare) ................       33,000        1,303,193
   UBS AG (Finance) ........................       27,282        1,295,882
                                                            --------------
                                                                 3,888,558
                                                            --------------

                                                SHARES/
                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
UNITED KINGDOM--27.8%
   Aegis Group, PLC
     (Information &
     Entertainment) ........................    1,137,500   $    1,332,775
   Diageo, PLC
     (Consumer Discretionary) ..............      103,200        1,145,610
   Enodis, PLC
     (Industrial & Commercial)+ ............    2,350,800        1,306,677
   GlaxoSmithKline, PLC
     (Healthcare) ..........................       62,300        1,249,635
   Reckitt Benckiser, PLC
     (Consumer Staples) ....................      122,400        2,160,486
   Reed International, PLC
     (Information &
     Entertainment) ........................      152,900        1,220,410
   Royal Bank of Scotland
     Group, PLC
     (Finance) .............................       42,900        1,126,065
   Vodafone Group, PLC
     (Information Technology) ..............      355,200          701,678
                                                            --------------
                                                                10,243,336
                                                            --------------
UNITED STATES--3.4%
   ACE, Ltd. (Finance) .....................       38,300        1,266,964
                                                            --------------
TOTAL INVESTMENT SECURITIES--94.7%
     (cost $34,900,614) ....................                    34,863,978
                                                            --------------
SHORT-TERM SECURITIES--2.1%
   Federal Home Loan Bank
     Cons. Disc. Notes
     0.01% due 05/01/03
     (cost $790,000) .......................   $      790          790,000
                                                            --------------
REPURCHASE AGREEMENT--3.0%
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.50%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $1,086,015 and collateralized
     by $7,970,000 of United States
     Treasury Bonds, bearing
     interest at 5.50%, due
     08/15/28 and having an
     approximate aggregate
     value of $1,109,880
     (cost $1,086,000) .....................        1,086        1,086,000
                                                            --------------
TOTAL INVESTMENTS
   (cost $36,776,614#) .....................         99.8%      36,739,978
Other assets less liabilities ..............          0.2           86,891
                                                    -----   --------------
NET ASSETS .................................        100.0%  $   36,826,869
                                                    =====   ==============

----------
+ Non-income producing securities
# See Note 7

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

--------------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
                                                                 DELIVERY                        APPRECIATION
    CONTRACTS TO DELIVER         IN EXCHANGE FOR                   DATE                         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
     CHF       33,748           USD        24,815                05/02/03                           $ (96)
     EUR       48,348           USD        53,947                05/02/03                            (111)
                                                                                                    -----
     Total Unrealized Appreciation(Depreciation)                                                    $(207)
                                                                                                    =====

CHF Swiss Franc
EUR Euro
USD United States Dollar

See Notes to Financial Statements

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Focused Technology Portfolio
      --------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                VALUE
       SECURITY DESCRIPTION                      SHARES        (NOTE 3)
--------------------------------------------------------------------------
COMMON STOCK--90.5%
BROADCASTING & MEDIA--1.6%
   Enterasys Networks, Inc.+ ...............      350,000   $      840,000
                                                            --------------
BUSINESS SERVICES--5.0%
   Affiliated Computer Services,
     Inc., Class A+ ........................       39,100        1,865,070
   Ariba, Inc.+ ............................      250,000          815,000
                                                            --------------
                                                                 2,680,070
                                                            --------------
COMMUNICATION EQUIPMENT--9.0%
   QUALCOMM, Inc. ..........................       53,900        1,718,871
   Sonus Networks, Inc.+ ...................      570,800        1,826,560
   UTStarcom, Inc.+ ........................       60,670        1,320,847
                                                            --------------
                                                                 4,866,278
                                                            --------------
COMPUTERS & BUSINESS EQUIPMENT--5.2%
   Hewlett-Packard Co. .....................       57,970          944,911
   NetScreen Technologies, Inc.+ ...........       92,300        1,871,844
                                                            --------------
                                                                 2,816,755
                                                            --------------
COMPUTER SOFTWARE--19.9%
   BEA Systems, Inc.+ ......................      103,200        1,105,272
   Business Objects SA
     Sponsored ADR+ ........................      126,200        2,742,326
   Embarcadero Technologies, Inc.+ .........      130,000          891,800
   J.D. Edwards & Co.+ .....................      137,000        1,641,260
   Kana Software, Inc.+ ....................      235,000        1,207,900
   Micromuse, Inc.+ ........................      145,000          948,445
   SAP AG Sponsored ADR ....................       85,650        2,184,931
                                                            --------------
                                                                10,721,934
                                                            --------------
ELECTRONICS--14.3%
   Analog Devices, Inc.+ ...................       54,600        1,808,352
   Marvell Technology Group, Ltd.+ .........      210,150        4,850,052
   PMC-Sierra, Inc.+ .......................      130,000        1,072,500
                                                            --------------
                                                                 7,730,904
                                                            --------------
INTERNET CONTENT--15.3%
   Expedia, Inc., Class A+ .................       39,900        2,305,821
   Juniper Networks, Inc.+ .................       90,000          919,800
   VeriSign, Inc.+ .........................      207,200        2,573,424
   Yahoo!, Inc.+ ...........................       99,700        2,470,566
                                                            --------------
                                                                 8,269,611
                                                            --------------
INTERNET SOFTWARE--16.1%
   Networks Associates, Inc.+ ..............      158,040        1,806,397
   Red Hat, Inc.+ ..........................      460,000        2,760,000
   Yahoo Japan Corp.+ ......................          368        4,141,082
                                                            --------------
                                                                 8,707,479
                                                            --------------
TELECOMMUNICATIONS--4.1%
   Amdocs, Ltd.+ ...........................      126,500        2,233,990
                                                            --------------

                                                SHARES/
                                               PRINCIPAL
                                                 AMOUNT        VALUE
       SECURITY DESCRIPTION                  (IN THOUSANDS)   (NOTE 3)
--------------------------------------------------------------------------
TOTAL COMMON STOCK
   (cost $42,449,851) ......................                $   48,867,021
                                                            --------------
EXCHANGE TRADED FUNDS--2.2%
FINANCIAL SERVICES--2.2%
   Nasdaq-100 Index Tracking Stock
     (cost $1,204,080) .....................       43,500        1,194,075
                                                            --------------
TOTAL INVESTMENT SECURITIES--92.7%
   (cost $43,653,931) ......................                    50,061,096
                                                            --------------
REPURCHASE AGREEMENTS--9.3%
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.60%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $2,859,048 and collateralized
     by $2,685,000 of United States
     Treasury Bonds, bearing
     interest at 5.50%, due
     08/15/28 and having an
     approximate aggregate
     value of $2,921,597 ...................   $    2,859        2,859,000
   Agreement with State Street
     Bank & Trust Co., bearing
     interest at 0.60%, dated
     04/30/03, to be repurchased
     05/01/03 in the amount of
     $711,012 and collateralized
     by $500,000 of United States
     Treasury Bonds, bearing
     interest at 12.00%, due
     08/15/13 and having an
     approximate aggregate
     value of $729,687 .....................          711          711,000
   State Street Bank & Trust Co.
     Joint Repurchase Agreement
     (See Note 3) ..........................        1,432        1,432,000
                                                            --------------
TOTAL REPURCHASE AGREEMENTS
   (cost $5,002,000) .......................                     5,002,000
                                                            --------------
TOTAL INVESTMENTS
   (cost $48,655,931#) .....................        102.0%      55,063,096
Liabilities in excess of other assets ......         (2.0)      (1,093,709)
                                                    -----   --------------
NET ASSETS .................................        100.0%  $   53,969,387
                                                    =====   ==============

+ Non-income producing securities
# See Note 7
ADR--American Depository Receipt

See Notes to Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED)

NOTE 1.  ORGANIZATION

SunAmerica Style Select Series, Inc. (the "Fund") is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. ("SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. The Fund issues separate series of shares (each, a "Portfolio"). The assets of each Portfolio are normally allocated among at least three investment advisors (each, an "Advisor"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets. The Fund offers one additional series of shares (a "Portfolio") which is not included in this report.

Commencing operations on November 1, 2001, the Focused International Portfolio was established and offers Class A, Class B, and Class II shares.

On April 16, 2002, four of the Portfolios in the Fund changed investment techniques. Multi-Cap Growth Portfolio, Small-Cap Growth Portfolio, Large-Cap Value Portfolio and Small-Cap Value Portfolio changed from a style-based investment approach to a focused strategy and became Focused Multi-Cap Growth, Focused 2000 Growth, Focused Large-Cap Value and Focused 2000 Value Portfolios, respectively. The style-based approach followed guidelines based on a value or a growth philosophy while targeting certain market capitalization. The focus strategy is one in which an Advisor actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment.

Effective November 8, 2002, the following Asset Allocation Strategy Portfolios ("Strategy Portfolios") were added to the Fund: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy.

The investment objective for each of the Portfolios is as follows:

FOCUSED EQUITY STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus any borrowing for investment purposes, will be invested in equity securities.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities.

FOCUSED BALANCED STRATEGY PORTFOLIO seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus any borrowing for investment purposes, will be invested in fixed income and equity securities.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO seeks current income through allocation of assets among a combination of funds within SunAmerica Style Select Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus borrowing for investment purposes, will be invested in fixed income securities.

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

FOCUSED LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

FOCUSED 2000 GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Growth Index.

FOCUSED LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

FOCUSED 2000 VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Value Index.

FOCUSED GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisors believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Advisor may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

FOCUSED TECHNOLOGY PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisors believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

The Strategy Portfolios invest in various SunAmerica mutual funds, some of which are not presented in this report. Additional information on the underlying Funds is available at our website, www.sunamericafunds.com.

CLASSES OF SHARES Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--  Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

Class B shares--  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class II shares-- Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first eighteen months of the date of purchase are subject to a contingent deferred sales charge.

Class I shares--  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares--  Offered at net asset value per share exclusively for sale to
                  SunAmerica affiliated companies' retirement plans.

Class X shares--  Offered at net asset value per share exclusively to certain group plans.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class II shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class Z and Class X. Only Class B shares and Class II shares of the Strategy Portfolios make distribution fee payments. Effective December 1, 2000, the sales of Class C shares in the Focused Large-Cap Growth and Focused Technology Portfolios were suspended and the existing Class C shares of each of the Portfolios were re-designated into Class II shares.

INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 2.  FUND MERGERS

Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Mutual Fund. In this reorganization, consummated on November 16, 2001, the SunAmerica Small-Cap Growth Fund, a newly created Portfolio of the SunAmerica Mutual Funds, acquired all of the assets and liabilities of the North American Small-Cap Growth Fund. In conjunction with the reorganization, the SunAmerica Small-Cap Growth Fund is the surviving entity. Subsequent to the acquisition, the SunAmerica Small-Cap Growth Fund was renamed the SunAmerica Focused 2000 Growth Fund.

Pursuant to a plan of reorganization approved by the shareholders of the Style Select Large-Cap Growth Portfolio and Style Select Mid-Cap Growth Portfolio on August 15, 2002, the Style Select Focused Large-Cap Growth Portfolio and the Style Select Focused Multi-Cap Growth Portfolio, respectfully acquired all of the assets and liabilities of the Style Select Large-Cap Growth Portfolio and the Style Select Mid-Cap Growth Portfolio, respectively. The details of the reorganization transactions, which were consumated on September 6, 2002, are set forth below.

All shares of the Large-Cap Growth Portfolio and the Mid-Cap Growth Portfolio Class A, Class B and Class II were exchanged, tax-free, for shares of the surviving Focused Large-Cap Growth Portfolio and Focused Multi-Cap Growth

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Portfolio Class A, Class B and Class II shares, respectively. In conjunction with the reorganizations, the Focused Large-Cap Growth Portfolio and the Focused Multi-Cap Growth Portfolio are the surviving entities.

Net assets and unrealized appreciation/(depreciation) as of the merger date were as follows:

Net assets of Style Select Large-Cap Growth Portfolio prior to merger ..................  $    50,567,076
Net assets of Style Select Focused Large-Cap Growth Portfolio prior to merger ..........  $ 1,136,466,420
                                                                                          ---------------
Aggregate net assets of Style Select Focused Large-Cap Growth Portfolio following the acquisition ..........................................................................  $ 1,187,033,496
                                                                                          ---------------
Unrealized appreciation (depreciation) in Large-Cap Growth Portfolio ...................  $   (11,294,090)

Net assets of Style Select Mid-Cap Growth Portfolio prior to merger ....................  $    69,794,979
Net assets of Style Select Focused Multi-Cap Growth Portfolio prior to merger ..........  $   180,147,270
                                                                                          ---------------
Aggregate net assets of Style Select Focused Multi-Cap Growth Portfolio following the
  acquisition ..........................................................................  $   249,942,249
                                                                                          ---------------
Unrealized appreciation (depreciation) in Mid-Cap Growth Portfolio .....................  $    (7,136,914)

NOTE 3.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. The investments of the Strategy Portfolio and other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collat-

[AIG SUNAMERICA MUTUAL FUNDS LOGO]
eralized by U.S. Treasury or federal agency obligations. The Portfolios custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of April 30, 2003, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                                          PERCENTAGE    PRINCIPAL
                                                                           INTEREST      AMOUNT
                                                                          ----------   -----------
Focused Multi-Cap Growth Portfolio .....................................     4.78%     $12,058,000
Focused Technology Portfolio ...........................................     0.57%       1,432,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated April 30, 2003, bearing interest at a rate of 1.13% per annum, with a principal amount of $252,071,000, a repurchase price of $252,078,912, and a maturity date of May 1, 2003. The repurchase agreement is collateralized by the following:

                                                    INTEREST  MATURITY    PRINCIPAL      MARKET
                     TYPE OF COLLATERAL               RATE      DATE       AMOUNT         VALUE
-------------------------------------------------   --------  --------  ------------  ------------
U.S. Treasury Bills .............................     1.08%   10/02/03  $ 40,000,000  $ 40,804,950
U.S. Treasury Notes .............................     2.25    07/31/04    80,000,000    81,604,876
U.S. Treasury Bonds .............................     7.25    05/15/16     9,340,000    12,317,125
U.S. Treasury Bonds .............................     6.25    05/15/30   100,000,000   102,004,905
U.S. Treasury Bonds .............................     2.88    06/30/04    20,000,000    20,401,013

In addition, at April 30, 2003, the following Portfolio held an undivided interest in a repurchase aggreements with UBS Warburg LLC:

                                                                          PERCENTAGE    PRINCIPAL
                                                                           INTEREST      AMOUNT
                                                                          ----------   -----------
Focused Large-Cap Value Portfolio ......................................     2.51%      $4,275,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Warburg LLC, dated April 30, 2003, bearing interest at a rate of 1.27% per annum, with a principal amount of $170,520,000, a repurchase price of $170,526,016, and a maturity date of May 1, 2003. The repurchase agreement is collateralized by the following:

                                                    INTEREST  MATURITY    PRINCIPAL      MARKET
                     TYPE OF COLLATERAL               RATE      DATE       AMOUNT         VALUE
-------------------------------------------------   --------  --------  ------------  ------------
U.S. Treasury Bond                                    3.18%   05/15/14  $100,000,000  $160,996,592
U.S. Treasury Bond                                    4.88    11/15/27    11,578,000    13,960,096

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. The Strategy Portfolios invest in a combination of SunAmerica

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

Mutual Funds including Funds investing in fixed income securities. Funds that invest in fixed income securities amortize premiums and accrete discounts, including original issue discounts for both book and federal income tax purposes. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Portfolios accrue such taxes when the related income is earned.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and does not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

The Portfolios issue and redeem their shares, invest in securities and distribute dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of the shareholders. These activities are reported in the Statement of Changes in Net Assets. Dividends from net investment income, if any, are paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio and Focused Fixed Income Strategy Portfolio. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income
(loss), net realized gain (loss), and net assets are not affected.

The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

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[AIG SUNAMERICA MUTUAL FUNDS LOGO]

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in couterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

For the period ended April 30, 2003, transactions in written option contracts were as follows:

                                                                          FOCUSED TECHNOLOGY
                                                                              PORTFOLIO
                                                                        -----------------------
                                                                         CONTRACTS     AMOUNT
                                                                        -----------   ---------
Written option contracts as of 10/31/02 .............................           616   $(272,696)
Options written during the period ...................................            --          --
Written options closed during the period ............................           616     183,243
Net realized gain on written options closed .........................            --      89,453
                                                                        -----------   ---------
Written option contracts as of 04/30/03 .............................            --          --
                                                                        ===========   =========

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

SHORT SALES: The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform. At the end of the period, April 30, 2003, there were no outstanding short sales.

ORGANIZATIONAL EXPENSES: Expenses incurred by SunAmerica in connection with the organization of each Portfolio, excluding the Focused Multi-Cap Value, Focused International Equity and Focused Technology Portfolios are being amortized on a straight line basis over a period not to exceed 60 months from the date the Portfolio commenced operations. Effective June 30, 1998, any organizational expenses will be expensed as incurred.

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERIVCE AGREEMENT

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors (the "Directors"). In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is as follows: 1.00% of the average daily net assets of the Focused Multi-Cap Growth, Focused 2000 Growth, Focused Large-Cap Value, Focused Multi-Cap Value, Focused 2000 Value, Focused Growth and Income Portfolios, respectively; 0.85% of the average daily net assets of the Focused Large-Cap Growth Portfolio; 1.25% of the average daily net assets of the Focused International Equity Portfolio and the Focused Technology Portfolio; and 0.10% for the Strategy Portfolios. Prior to November 16, 2001, American General Asset Management ("AGAM") was the advisor for the Focused 2000 Growth Portfolio. The annual investment advisory and management fee percentages payable to AGAM prior to November 16, 2001 was 0.95% of the average daily net assets.

The organizations described below act as Advisors to the Fund, except for the strategy portfolios which are advised by SunAmerica, pursuant to Subadvisory Agreements with SunAmerica. Under the Subadvisory Agreements, the Advisors manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following Advisors is independent of SunAmerica (with the exception of the Focused Multi-Cap Growth and Focused Technology for which SunAmerica acts as an Advisor) and discharges its responsibilities subject to the policies of the Directors and the oversight and supervision of SunAmerica, which pays the Advisors' fees.

Effective November 25, 2002, Standish Mellon Asset Management LLC replaced State Street Research and Management Company as one of the Advisors for the Focused International Equity Portfolio. On March 4, 2003,

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

VanWagoner Capital Management, Inc. was terminated as one of the Advisors for the Focused Technology Portfolio. SunAmerica, as manager, monitored that portion of the portfolio until June 19, 2003 when BAMCO, Inc. assumed responsiblity for that portion of the Portfolio. On March 27, 2003, JP Morgan Fleming Asset Management, Inc. replaced Thornburg Investment Management, Inc. as one of the Advisors for the Focused Multi-Cap Value Portfolio. Finally, on April 30, 2003, Janus Capital Management LLC replaced Berger Financial Group LLC as one of the Advisors for the Focused 2000 Value Portfolio.

Focused Large-Cap Growth Portfolio
     Fred Alger Management, Inc.
     Salomon Brothers Asset Management, Inc.
     Marsico Capital Management LLC

Focused Multi-Cap Growth Portfolio
     Credit Suisse Asset Management, LLC
     Janus Capital Management LLC
     AIG SunAmerica Asset Management Corp.

Focused 2000 Growth Portfolio
     BAMCO, Inc.
     Deutsche Asset Management, Inc.
     Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
     Dreman Value Management, LLC
     Harris Associates L.P.
     Wellington Management Company LLP

Focused Multi-Cap Value Portfolio
     American Century Investment Management, Inc.
     Third Avenue Management, LLC
     JP Morgan Fleming Asset Management, Inc.

Focused 2000 Value Portfolio
     Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company)
     Third Avenue Management, LLC*
     Boston Partners Asset Management L.P.

Focused Growth and Income Portfolio
     Thornburg Investment Management, Inc.
     Marsico Capital Management, LLC
     Harris Associates LP

Focused International Equity Portfolio
     Massachusetts Financial Services Company
     Harris Associates L.P.
     Standish Mellon Asset Management LLC

Focused Technology Portfolio
     Dresdner RCM Global Investors LLC
     AIG SunAmerica Asset Management Corp.

----------
* Effective July 1, 2003, Hotchkis and Wiley Capital Management, Inc. will replace Third Avenue Management, LLC as one of the Advisors for the Focused 2000 Value Portfolio.

Each Advisor is paid monthly by SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Advisor. For the period ended April 30, 2003, SunAmerica paid the Advisors for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio:

PORTFOLIO
---------
Focused Large-Cap Growth ................................................  0.35%
Focused Multi-Cap Growth ................................................  0.37%
Focused 2000 Growth .....................................................  0.56%
Focused Large-Cap Value .................................................  0.48%
Focused Multi-Cap Value .................................................  0.42%
Focused 2000 Value ......................................................  0.44%
Focused Growth and Income ...............................................  0.41%
Focused International Equity ............................................  0.54%
Focused Technology ......................................................  0.34%

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

For the period November 1, 2001, through May 31, 2002, SunAmerica agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets: Focused Multi-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, and Focused 2000 Value Portfolio 1.78% for Class A shares and 2.43% for Class B shares and Class II shares, respectively and 1.21% for Class Z shares. Focused Multi-Cap Value Portfolio 1.55% for Class A shares, 2.20% for Class B shares and Class II shares, and 1.45% for Class I shares. Focused Growth and Income Portfolio 1.45% for Class A shares, 2.10% for Class B shares and Class II shares, 0.88% for Class Z shares, and 1.20% for Class X shares. Focused International Equity Portfolio 1.95% for Class A shares, 2.60% for Class B shares and Class II shares. Focused Technology Portfolio 1.97% for Class A shares, 2.62% for Class B shares and Class II shares, and 1.40% for Class Z shares.

For the period November 1, 2000 through November 16. 2001, AGAM agreed to waive or reimburse expenses, if necessary, at or below the following percentage for the Focused 2000 Growth Portfolio 1.60% for Class A shares and 2.25% for Class B shares and Class II (formerly Class C) shares. The amount reimbursed to AGAM for the period ended October 31, 2002 was $3,912.

For the period November 16, 2001 through May 31, 2002, SunAmerica agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages for the: Focused 2000 Growth Portfolio 1.78% for Class A shares, 2.43% for Class B shares and Class II shares, and 1.68% for Class I shares.

For the period June 1, 2002 through April 30, 2003, SunAmerica agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets: Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, and Focused Growth and Income Portfolio 1.72% for Class A shares, 2.37% for Class B shares and Class II shares. Focused 2000 Growth Portfolio and Focused Multi-Cap Value Portfolio 1.62% for Class I shares. Focused Multi-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, Focused 2000 Value Portfolio, and Focused Growth and Income Portfolio 1.15% for Class Z shares. Focused Multi-Cap Growth Portfolio and Focused Growth and Income Portfolio 1.47% for Class X shares. Focused International Equity Portfolio 1.95% for Class A shares, and 2.60% for Class B shares and Class II shares. Focused Technology Portfolio 1.97% for Class A shares, 2.62% for Class B shares and Class II shares, and 1.40% for Class Z shares.

For the period November 8, 2002 through April 30, 2003, SunAmerica agreed to waive fees or reimburse expenses, if necessary, for the Strategic Portfolios, at or below the following percentages of each Portfolio's average net assets: 0.25% for Class A and 0.90% for Class B and Class II.

At April 30, 2003, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                              OTHER
                                             EXPENSES
PORTFOLIO                                   REIMBURSED
---------                                   ----------
Focused Equity Strategy ..................   $  41,702
Focused Multi-Asset Strategy .............      39,711
Focused Balanced Strategy ................      28,851
Focused Fixed Income and Equity Strategy .      30,950
Focused Fixed Income Strategy ............      25,925
Focused Multi-Cap Growth .................          --
Focused 2000 Growth ......................      70,796
Focused Large-Cap Value ..................      96,422
Focused Multi-Cap Value ..................   $      --
Focused 2000 Value .......................      64,536
Focused Growth and Income ................     497,351
Focused International Equity .............     161,166
Focused Technology .......................     273,896

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                              CLASS
                                             SPECIFIC
                                             EXPENSES
PORTFOLIO                                   REIMBURSED
---------                                   ----------
Focused Equity Strategy Class A ..........   $ 20,092
Focused Equity Strategy Class B ..........     14,788
Focused Equity Strategy Class II .........     12,680
Focused Multi-Asset Strategy Class A .....     20,503
Focused Multi-Asset Strategy Class B .....     17,355
Focused Multi-Asset Strategy Class II ....     15,812
Focused Balanced Strategy Class A ........     19,110
Focused Balanced Strategy Class B ........     14,697
Focused Balanced Strategy Class II .......     13,007
Focused Fixed Income and Equity
  Strategy Class A .......................     16,428
Focused Fixed Income and Equity
  Strategy Class B .......................     12,015
Focused Fixed Income and Equity
  Strategy Class II ......................     10,521
Focused Fixed Income Strategy Class A ....     16,427
Focused Fixed Income Strategy Class B ....     11,130
Focused Fixed Income Strategy Class II ...     10,889
Focused Multi-Cap Growth Class A .........    126,693
Focused Multi-Cap Growth Class B .........    114,786
Focused Multi-Cap Growth Class II ........     66,967
Focused Multi-Cap Growth Class Z .........     57,736
Focused Multi-Cap Growth Class X .........      2,471
Focused 2000 Growth Class A ..............     65,756
Focused 2000 Growth Class B ..............    101,018
Focused 2000 Growth Class II .............     71,576
Focused 2000 Growth Class I ..............     42,440
Focused Large Cap Value Class A ..........   $ 42,209
Focused Large Cap Value Class B ..........     49,351
Focused Large Cap Value Class II .........     46,452
Focused Large Cap Value Class Z ..........     59,453
Focused Multi-Cap Value Class A ..........    363,821
Focused Multi-Cap Value Class B ..........    480,293
Focused Multi-Cap Value Class II .........    524,916
Focused Multi-Cap Value Class I ..........     55,263
Focused 2000 Value Class A ...............     50,120
Focused 2000 Value Class B ...............     47,519
Focused 2000 Value Class II ..............     52,250
Focused 2000 Value Class Z ...............     52,695
Focused Growth and Income Class A ........     70,221
Focused Growth and Income Class B ........     83,764
Focused Growth and Income Class II .......     83,124
Focused Growth and Income Class Z ........     54,427
Focused Growth and Income Class X ........      1,178
Focused International Equity Class A .....    128,984
Focused International Equity Class B .....     44,122
Focused International Equity Class II ....     53,541
Focused Technology Class A ...............    142,606
Focused Technology Class B ...............    108,783
Focused Technology Class II ..............    121,075
Focused Technology Class Z ...............     52,141

For the period ended April 30, 2003, the amounts repaid to the Advisor which are included in the Investment advisory and management fees on the Statement of Operation are as follows:

                                                                         AMOUNT
PORTFOLIO                                                               RECOUPED
---------                                                               --------
Focused Growth and Income Class X...................................     $ 2,392

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly-owned subsidiary of AIG SunAmerica Inc. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class II Plan". In adopting the Distribution Plans, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan, and Class II Plan, the Distributor receives payments from a Portfolio, except for the Strategy Portfolios, at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class II. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]
shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, 2003, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

Except for the Strategy Portfolios, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class II shares. SACS has advised the Portfolios that for the period ended April 30, 2003 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                      CLASS A                             CLASS B
                                             ---------------------------------------------------------  -------------
                                                                                          CONTINGENT     CONTINGENT
                                               SALES     AFFILIATED     NON-AFFILIATED      DEFERRED       DEFERRED
                                              CHARGES  BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES  SALES CHARGES
                                             --------  --------------   --------------   -------------  -------------
Focused Equity Strategy ...................  $169,059     $ 44,438        $102,093           $ --         $     --
Focused Multi-Asset Strategy ..............   272,297       95,840         144,672             --              969
Focused Balanced Strategy .................   252,080       72,148         145,953             --            2,410
Focused Fixed Income and Equity Strategy ..    95,777       34,046          46,406             --               49
Focused Fixed Income Strategy .............    95,941       16,875          66,172             --            3,401
Focused Large-Cap Growth ..................   601,673      220,628         283,360             --          821,657
Focused Multi-Cap Growth ..................   197,205       96,096          74,708             95          141,342
Focused 2000 Growth .......................    95,800       28,149          53,311             --           16,366
Focused Large-Cap Value ...................   116,716       38,367          60,167             40           43,380
Focused Multi-Cap Value ...................   272,371      105,144         127,488            160          397,739
Focused 2000 Value ........................   100,424       43,433          43,197             --           70,173
Focused Growth & Income ...................   288,104       63,045         183,704             --          131,531
Focused International Equity ..............    40,588       16,268          18,087             --            6,997
Focused Technology ........................    45,328       16,593          22,916             --           27,332

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                    CLASS II
                                             ---------------------------------------------------------
                                                                                          CONTINGENT
                                               SALES     AFFILIATED     NON-AFFILIATED     DEFERRED
                                              CHARGES  BROKER-DEALERS   BROKER-DEALERS   SALES CHARGES
                                             --------  --------------   --------------   -------------
Focused Equity Strategy ...................  $ 50,766     $12,636         $ 38,130           $   541
Focused Multi-Asset Strategy ..............   112,312      43,823           68,489               588
Focused Balanced Strategy .................    99,568      30,285           69,283             4,638
Focused Fixed Income and Equity Strategy ..    36,884      17,734           19,150               785
Focused Fixed Income Strategy .............    44,123      18,574           25,549               135
Focused Large-Cap Growth ..................   117,998      30,857           87,141            77,007
Focused Multi-Cap Growth ..................    18,754       5,423           13,331             6,855
Focused 2000 Growth .......................    33,253       6,946           26,307             8,151
Focused Large-Cap Value ...................    38,657       5,881           32,776            11,916
Focused Multi-Cap Value ...................    69,045      14,924           54,121            62,440
Focused 2000 Value ........................    48,385      10,643           37,742            16,128
Focused Growth & Income ...................    96,619      19,661           76,958            28,403
Focused International Equity ..............    19,086       4,737           14,349             5,081
Focused Technology ........................     6,328       1,832            4,496             5,373

The Strategy Portfolios do not invest in underlying SunAmerica Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying SunAmerica Fund's net assets. At April 30, 2003, each Strategy Portfolio held less than 14% of the outstanding shares of any underlying SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 29% of the outstanding shares of any underlying SunAmerica Funds.

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica, Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the period ended April 30, 2003 the Portfolios incurred the following expenses, which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                                                PAYABLE AT
                                                 EXPENSE                                     APRIL 30, 2003
                            ------------------------------------------------  ----------------------------------------------
PORTFOLIO                   CLASS A   CLASS B    CLASS II  CLASS I  CLASS X   CLASS A   CLASS B   CLASS II  CLASS I  CLASS X
---------                   --------  --------   --------  -------  --------  --------  --------  --------  -------  -------
Focused Large-Cap
  Growth .................  $298,026  $433,486   $470,716  $    --  $     --  $ 51,860  $ 71,151  $ 76,147  $    --  $    --
Focused Multi-Cap
  Growth .................    88,455   117,668     38,540       --       241    14,707    18,604     6,072       --       51
Focused 2000 Growth ......    20,594    17,262     26,825    5,530        --     4,456     2,988     4,695      966       --
Focused Large-Cap
  Value ..................    41,956    35,124     38,901       --        --     8,875     5,820     6,658       --       --
Focused Multi-Cap
  Value ..................   135,861   181,015    216,118   14,466        --    21,846    29,168    34,326    2,499       --
Focused 2000 Value .......    54,069    50,956     59,152       --        --     9,879     8,207     9,734
Focused Growth and
  Income .................    69,031    71,785     97,006       --    12,185    12,231    11,970    16,614       --    2,582
Focused International
  Equity .................    16,380     5,847     12,195       --        --     2,929       972     2,056       --       --
Focused Technology .......    20,268    15,017     18,202       --        --     3,461     2,616     2,995       --       --

At April 30, 2003, SAAMCo owned 100% of the outstanding shares of Focused Multi-Cap Growth Portfolio Class Z, Focused Large-Cap Value Portfolio Class Z, Focused 2000 Value Portfolio Class Z, Focused Growth and Income Portfolio Class Z, and Focused Technology Portfolio Class Z, and 31% of the outstanding shares of Focused Multi-Cap Growth Portfolio Class X. VALIC, an indirect wholly owned subsidiary of AIG, owned 37% of the outstanding shares of Focused 2000 Growth Portfolio Class I shares. SunAmerica Aggressive Growth Lifestage Fund, SunAmerica Moderate Growth Lifestage Fund and SunAmerica Conservative Growth Lifestage Fund owned 34%, 44% and 21%, respectively, of the outstanding shares of Focused Multi-Cap Value Portfolio Class I shares. Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 12%, 18% and 10%, respectively, of the outstanding shares of Focused 2000 Growth Class A shares. Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 13%, 14% and 9%, respectively, of the outstanding shares of Focused Large-Cap Value Class A shares. Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 7%, 8% and 6%, respectively, of the outstanding shares of Focused 2000 Value Class A shares. Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio and Focused Balanced Strategy Portfolio owned 13%, 25% and 13%, respectively, of the outstanding shares of Focused International Equity Class A shares. Focused Multi-Asset Strategy Portfolio owned 6%, and 7% of the outstanding shares of Focused Multi-Cap Growth Portfolio Class A, and Focused Growth and Income Portfolio Class A, respectively.

During the period ended April 30, 2003, there was a transaction that caused an affiliate to reimburse the Focused 2000 Value Portfolio $70.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

NOTE 5.  PURCHASE AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2003 were as follows:

                                                                                                    FOCUSED
                                              FOCUSED      FOCUSED MULTI-      FOCUSED          FIXED INCOME AND   FOCUSED FIXED
                                          EQUITY STRATEGY  ASSET STRATEGY      BALANCED         EQUITY STRATEGY   INCOME STRATEGY
                                             PORTFOLIO       PORTFOLIO     STRATEGY PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          ---------------  --------------  ------------------   ----------------  ---------------
Purchases (excluding U.S. government
  securities) ..........................      $24,613,599     $45,734,686         $38,526,001        $17,348,287      $17,173,775
Sales (excluding U.S. government
  securities) ..........................        1,407,619          18,849           1,158,496          1,037,864        1,505,308
Purchase of U.S. government securities .               --              --                  --                 --               --
Sales of U.S. government securities ....               --              --                  --                 --               --

                                                             FOCUSED MULTI-                     FOCUSED LARGE-  FOCUSED MULTI-
                                          FOCUSED LARGE-CAP    CAP GROWTH       FOCUSED 2000      CAP VALUE       CAP VALUE
                                           GROWTH PORTFOLIO     PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO
                                          -----------------  --------------   ----------------  --------------  --------------
Purchases (excluding U.S. government
  securities) ..........................       $455,167,405    $134,453,561        $24,485,969     $78,080,999    $463,341,181
Sales (excluding U.S. government
  securities) ..........................        404,388,219     145,322,833          9,988,389      51,838,087     536,089,158
Purchase of U.S. government securities .                 --              --                 --              --              --
Sales of U.S. government securities ....                 --              --                 --              --              --

                                                           FOCUSED GROWTH      FOCUSED
                                            FOCUSED 2000     AND INCOME     INTERNATIONAL     FOCUSED TECHNOLOGY
                                          VALUE PORTFOLIO    PORTFOLIO     EQUITY PORTFOLIO       PORTFOLIO
                                          ---------------  --------------  ----------------   ------------------
Purchases (excluding U.S. government
  securities) ..........................      $48,665,468    $108,664,666       $25,295,739          $37,391,146
Sales (excluding U.S. government
  securities) ..........................       53,734,996      77,259,865        23,472,619           38,750,576
Purchase of U.S. government securities .               --              --                --                   --
Sales of U.S. government securities ....               --              --                --                   --

NOTE 6.  TRANSACTIONS WITH AFFILIATES

The following Portfolios incurred brokerage commissions with affiliated brokers:

                                   FOCUSED    FOCUSED    FOCUSED    FOCUSED    FOCUSED    FOCUSED     FOCUSED
                                  LARGE-CAP  MULTI-CAP    2000     LARGE-CAP  MULTI-CAP    2000     GROWTH AND
                                   GROWTH     GROWTH     GROWTH      VALUE      VALUE      VALUE      INCOME
                                  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                  ---------  ---------  ---------  ---------  ---------  ---------  ----------
Deutsche Bank Securities, Inc...  $      --    $  --      $2,205     $   --    $     --    $    --     $   --
J.P. Morgan Securities, Inc ....         --       --          --         --      34,570         --         --
Pershing, LLC ..................         --      600          --         --          --         --         --
Harris Associates
 Securities LP .................         --       --          --      6,198          --         --      7,087
Banc of America
 Securities, LLC ...............     13,604       --          --         --          --         --      3,860
M.J. Whitman LLC ...............         --       --          --         --     254,381     38,943         --
Fred Alger Co., Inc ............    299,721       --          --         --          --         --         --
Salomon Smith Barney, Inc ......      4,934       --          --         --          --         --         --
Southwest Securities, Inc. .....         --       --          --         --       3,460         --         --

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

NOTE 7.  FEDERAL INCOME TAXES

The following details the tax basis distributions as well as the components of distributable earnings. As October 31, 2002, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, and Fund mergers.

                                                 DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                     ------------------------------------------------   -------------------------
                                                  LONG-TERM GAINS/       UNREALIZED                    LONG-TERM
                                      ORDINARY     CAPITAL LOSS        APPRECIATION/      ORDINARY      CAPITAL
PORTFOLIO                              INCOME        CARRYOVER         (DEPRECIATION)      INCOME        GAINS
---------                            ----------   ----------------     --------------   ------------  -----------
Focused Large-Cap Growth ..........  $       --      $(698,911,219)    $   (6,836,253)   $        --  $        --
Focused Multi-Cap Growth ..........          --       (151,706,644)        (6,547,175)            --           --
Focused 2000 Growth ...............          --        (18,633,899)        (1,095,459)            --           --
Focused Large-Cap Value ...........          --         (8,327,840)       (11,809,827)            --           --
Focused Multi-Cap Value ...........          --        (17,605,885)      (123,242,158)    12,677,811    5,145,071
Focused 2000 Value ................   1,278,040          5,783,243        (33,830,036)     3,814,975    3,250,011
Focused Growth and Income .........          --        (66,679,300)       (11,764,828)            --           --
Focused International Equity ......          --           (542,586)        (1,607,049)            --           --
Focused Technology ................          --       (213,663,346)       (12,634,798)            --           --

As of October 31, 2002, the following funds have capital loss carryforwards which will be available to the extent provided in regulations and which will expire between 2008-2010. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                                                                   CAPITAL LOSS
                                                                                                   CARRYFORWARDS
PORTFOLIO                                                                                             AMOUNT
---------                                                                                          -------------
Focused Large-Cap Growth ........................................................................   698,911,219
Focused Multi-Cap Growth ........................................................................   151,706,644
Focused 2000 Growth .............................................................................    18,633,899
Focused Large-Cap Value .........................................................................     8,327,840
Focused Multi-Cap Value .........................................................................    17,605,885
Focused Growth and Income .......................................................................    66,679,300
Focused International Equity ....................................................................       542,586
Focused Technology ..............................................................................   213,663,346

Focused Multi-Cap Value Portfolio utilized capital loss carryforwards of $7,277 to offset net taxable gains realized and recognized in the year ended October 31, 2002. As a result of reorganizations into some of these portfolios during the period ended October 31, 2002, as discussed in Note 2, certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

Included in the capital loss carryover amounts at October 31, 2002 are the amount of losses acquired from the following acquired Portfolios as a result of the reorganizations as discussed in Note 2.

Large-Cap Growth Portfolio ......................................................................   $17,760,833
Mid-Cap Growth Portfolio ........................................................................    55,863,021

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

As of April 30, 2003, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                    FOCUSED       FOCUSED        FOCUSED          FOCUSED
                                     FOCUSED      MULTI-ASSET    BALANCED      FIXED INCOME     FIXED INCOME
                                 EQUITY STRATEGY   STRATEGY      STRATEGY       AND EQUITY        STRATEGY
                                    PORTFOLIO      PORTFOLIO    PORTFOLIO   STRATEGY PORTFOLIO   PORTFOLIO
                                 ---------------  -----------  -----------  ------------------  -----------
Cost (tax basis) .............     $23,170,446    $45,805,683  $37,398,420     $16,395,014      $15,755,842
Appreciation .................       1,226,772      2,075,616    1,629,038         486,264          287,069
Depreciation .................              --             --           --              --               --
                                   -----------    -----------  -----------     -----------      -----------
Net unrealized appreciation
  (depreciation) .............     $ 1,226,772    $ 2,075,616  $ 1,629,038     $   486,264      $   287,069
                                   ===========    ===========  ===========     ===========      ===========

                                                    FOCUSED MULTI-                    FOCUSED LARGE-  FOCUSED MULTI-
                                 FOCUSED LARGE-CAP    CAP GROWTH      FOCUSED 2000      CAP VALUE       CAP VALUE
                                 GROWTH PORTFOLIO     PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO
                                 -----------------  --------------  ----------------  --------------  --------------
Cost (tax basis) .............    $1,134,437,764     $213,818,197     $120,862,156     $130,892,008    $546,924,478
                                  ==============     ============     ============     ============    ============
Appreciation .................       131,200,814       17,766,475       12,344,941        7,549,193      22,198,191
Depreciation .................       (56,286,823)     (11,586,458)     (54,119,651)      (7,116,418)    (69,442,188)
                                  --------------     ------------     ------------     ------------    ------------
Net unrealized appreciation
  (depreciation) .............    $   74,913,991     $  6,180,017     $(41,774,710)    $    432,775    $(47,243,997)
                                  ==============     ============     ============     ============    ============

                                                                      FOCUSED GROWTH       FOCUSED       FOCUSED
                                                      FOCUSED 2000      AND INCOME      INTERNATIONAL   TECHNOLOGY
                                                     VALUE PORTFOLIO     PORTFOLIO    EQUITY PORTFOLIO   PORTFOLIO
                                                     ---------------  --------------  ----------------  -----------
Cost (tax basis) ...................................  $ 173,250,678    $234,423,187     $36,811,011     $51,894,341
                                                      =============    ============     ===========     ===========
Appreciation .......................................      8,478,431      28,631,349       1,974,492       8,725,835
Depreciation .......................................    (19,999,216)     (9,641,381)     (2,045,525)     (5,557,080)
                                                      -------------    ------------     -----------     -----------
Net unrealized appreciation (depreciation) .........  $ (11,520,785)   $ 18,989,968     $   (71,033)    $ 3,168,755
                                                      =============    ============     ===========     ===========

NOTE 8.  EXPENSE REDUCTIONS

Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended April 30, 2003, the amount of expense reductions received by each Fund, were as follows:

                                                                                                      TOTAL EXPENSE
PORTFOLIO                                                                                               REDUCTIONS
---------                                                                                             -------------
Focused Large-Cap Growth ...........................................................................      $303,408
Focused Multi-Cap Growth ...........................................................................           727
Focused 2000 Growth ................................................................................        13,436
Focused Large-Cap Value ............................................................................       138,236
Focused 2000 Value .................................................................................        41,569
Focused Growth and Income ..........................................................................        69,873
Focused International Equity .......................................................................         2,233
Focused Technology .................................................................................         2,441

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

NOTE 9.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of each class of each series were as follows:

                                                                  FOCUSED EQUITY STRATEGY
                              --------------------------------------------------------------------------------------------------
                                         CLASS A                            CLASS B                         CLASS II
                              ------------------------------    ------------------------------    ------------------------------
                                      FOR THE PERIOD                    FOR THE PERIOD                    FOR THE PERIOD
                                     NOVEMBER 8, 2002                  NOVEMBER 8, 2002                 NOVEMBER 8, 2002
                                  THROUGH APRIL 30, 2003           THROUGH APRIL 30, 2003            THROUGH APRIL 30, 2003
                              ------------------------------    ------------------------------    ------------------------------
                                 SHARES           AMOUNT           SHARES            AMOUNT           SHARES           AMOUNT
                              -------------    -------------    -------------    -------------    -------------    -------------
Shares sold ..............          581,179*   $   7,201,132*         409,409    $   5,053,129        1,101,606    $  13,688,026
Reinvested dividends .....              189            2,311               60              733              165            2,020
Shares redeemed ..........          (50,873)        (635,047)         (14,850)*       (179,934)*        (65,604)        (787,243)
                              -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) ..          530,495    $   6,568,396          394,619    $   4,873,928        1,036,167    $  12,902,803
                              =============    =============    =============    =============    =============    =============

                                                                 FOCUSED MULTI-ASSET STRATEGY
                              --------------------------------------------------------------------------------------------------
                                         CLASS A                            CLASS B                         CLASS II
                              ------------------------------    ------------------------------    ------------------------------
                                      FOR THE PERIOD                    FOR THE PERIOD                    FOR THE PERIOD
                                     NOVEMBER 8, 2002                  NOVEMBER 8, 2002                 NOVEMBER 8, 2002
                                  THROUGH APRIL 30, 2003           THROUGH APRIL 30, 2003            THROUGH APRIL 30, 2003
                              ------------------------------    ------------------------------    ------------------------------
                                 SHARES           AMOUNT           SHARES            AMOUNT           SHARES           AMOUNT
                              -------------    -------------    -------------    -------------    -------------    -------------
Shares sold ..............          969,365**  $  11,860,200**        822,647    $  10,023,880        2,335,048    $  28,524,382
Reinvested dividends .....              346            4,218              144            1,750              681            8,300
Shares redeemed ..........          (45,405)        (545,834)          (8,724)**      (105,473)**      (134,781)      (1,630,480)
                              -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) ..          924,306    $  11,318,584          814,067    $   9,920,157        2,200,948    $  26,902,202
                              =============    =============    =============    =============    =============    =============

                                                                 FOCUSED BALANCED STRATEGY
                              --------------------------------------------------------------------------------------------------
                                         CLASS A                            CLASS B                         CLASS II
                              ------------------------------    ------------------------------    ------------------------------
                                      FOR THE PERIOD                    FOR THE PERIOD                    FOR THE PERIOD
                                     NOVEMBER 8, 2002                  NOVEMBER 8, 2002                 NOVEMBER 8, 2002
                                  THROUGH APRIL 30, 2003           THROUGH APRIL 30, 2003            THROUGH APRIL 30, 2003
                              ------------------------------    ------------------------------    ------------------------------
                                 SHARES           AMOUNT           SHARES            AMOUNT           SHARES           AMOUNT
                              -------------    -------------    -------------    -------------    -------------    -------------
Shares sold ..............          682,397#   $   8,512,170#       1,019,935    $  12,717,117        1,649,949    $  20,634,208
Reinvested dividends .....              178            2,206              177            2,194              458            5,674
Shares redeemed ..........          (40,969)        (505,090)        (23,607)#       (292,019)#         (72,434)        (904,348)
                              -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) ..          641,606    $   8,009,286          996,505    $  12,427,292        1,577,973    $  19,735,534
                              =============    =============    =============    =============    =============    =============

                                                          FOCUSED FIXED INCOME AND EQUITY STRATEGY
                              --------------------------------------------------------------------------------------------------
                                         CLASS A                            CLASS B                         CLASS II
                              ------------------------------    ------------------------------    ------------------------------
                                      FOR THE PERIOD                    FOR THE PERIOD                    FOR THE PERIOD
                                     NOVEMBER 8, 2002                  NOVEMBER 8, 2002                 NOVEMBER 8, 2002
                                  THROUGH APRIL 30, 2003           THROUGH APRIL 30, 2003            THROUGH APRIL 30, 2003
                              ------------------------------    ------------------------------    ------------------------------
                                 SHARES           AMOUNT           SHARES            AMOUNT           SHARES           AMOUNT
                              -------------    -------------    -------------    -------------    -------------    -------------
Shares sold ..............          414,764##  $   5,210,944##        385,885    $   4,843,130          699,996    $   8,776,804
Reinvested dividends .....              227            2,829              103            1,281              582            7,243
Shares redeemed ..........           (4,437)         (55,590)         (24,614)##      (308,167)##      (106,786)      (1,346,152)
                              -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) ..          410,554    $   5,158,183          361,374    $   4,536,244          593,792    $   7,437,895
                              =============    =============    =============    =============    =============    =============

* Includes automatic conversion of 6.411 shares of Class B shares in the amount of $80,501 to 6.363 shares of Class A shares in the amount of 480,501
** Includes automatic conversion of 583 shares of Class B shares in the amount of $7028 to 586 shares of Class A shares in the amount of 7028
# Includes automatic conversion of 365 shares of Class B shares in the amount of $4,508 to 367 shares of Class A shares in the amount of $4,508.
## Includes automatic conversion of 5,453 shares of Class B shares in the amount of $68,033 to 5,459 shares of Class A shares in the amount of $68,033.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                                FOCUSED FIXED INCOME STRATEGY
                              --------------------------------------------------------------------------------------------------
                                         CLASS A                            CLASS B                         CLASS II
                              ------------------------------    ------------------------------    ------------------------------
                                      FOR THE PERIOD                    FOR THE PERIOD                    FOR THE PERIOD
                                     NOVEMBER 8, 2002                  NOVEMBER 8, 2002                 NOVEMBER 8, 2002
                                  THROUGH APRIL 30, 2003           THROUGH APRIL 30, 2003            THROUGH APRIL 30, 2003
                              ------------------------------    ------------------------------    ------------------------------
                                 SHARES           AMOUNT           SHARES            AMOUNT           SHARES           AMOUNT
                              -------------    -------------    -------------    -------------    -------------    -------------
Shares sold ..............          393,759*   $   4,965,621*         336,491    $   4,236,995          657,978    $   8,277,861
Reinvested dividends .....              810           10,365              421            5,373            1,053           13,404
Shares redeemed ..........           (6,714)         (85,013)         (24,302)*       (306,182)*        (79,204)        (993,812)
                              -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) ..          387,855    $   4,890,973          312,610    $   3,936,186          579,827    $   7,297,453
                              =============    =============    =============    =============    =============    =============

                                              FOCUSED LARGE-CAP GROWTH PORTFOLIO+
                              ----------------------------------------------------------------
                                                          CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      APRIL 30, 2003                    OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        4,866,036**  $  61,925,316**      9,191,858    $ 137,997,947
Shares issued by
  merger .................               --               --        1,164,171       15,026,657
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........       (3,570,663)     (44,864,001)      (8,499,257)    (124,700,916)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............        1,295,373    $  17,061,315        1,856,772    $  28,323,688
                              =============    =============    =============    =============

                                              FOCUSED LARGE-CAP GROWTH PORTFOLIO+
                              ----------------------------------------------------------------
                                                           CLASS B
                              ----------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES           AMOUNT            SHARES          AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        2,089,339    $  25,877,122        6,745,938    $  98,835,751
Shares issued by
  merger .................               --               --        1,771,101       22,214,685
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........       (4,044,515)**   (49,246,497)**    (8,420,788)    (116,734,889)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............       (1,955,176)   $ (23,369,375)          96,251    $   4,315,547
                              =============    =============    =============    =============

                                                          CLASS II
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      APRIL 30, 2003                    OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        2,310,690    $  28,544,153        8,553,850    $ 125,165,035
Shares issued by
  merger .................               --               --        1,062,608       13,325,735
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........       (5,592,958)     (67,889,281)     (10,882,765)    (152,335,385)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............       (3,282,268)   $ (39,345,128)      (1,266,307)   $ (13,844,615)
                              =============    =============    =============    =============

                                                           CLASS Z
                              ----------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES           AMOUNT            SHARES          AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        3,441,164    $  44,173,708          190,920    $   2,854,087
Shares issued by
  merger .................               --               --               --               --
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (220,932)      (2,812,074)        (145,205)      (2,206,240)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............        3,220,232    $  41,361,634           45,715    $     647,847
                              =============    =============    =============    =============

                                            FOCUSED MULTI-CAP GROWTH PORTFOLIO
                              ----------------------------------------------------------------
                                                          CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      APRIL 30, 2003                    OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        1,096,231#   $  13,866,776#       1,796,769    $  27,295,994
Shares issued by
 merger ..................               --               --        1,722,761       22,887,383
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (964,944)     (12,137,735)      (2,355,027)     (35,652,337)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          131,287    $   1,729,041        1,164,503    $  14,531,040
                              =============    =============    =============    =============

                                            FOCUSED MULTI-CAP GROWTH PORTFOLIO
                              ----------------------------------------------------------------
                                                           CLASS B
                              ----------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES           AMOUNT            SHARES          AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          509,380    $   6,177,622          788,115    $  11,456,303
Shares issued by
 merger ..................               --               --        2,821,614       35,749,973
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........       (1,260,035)#    (14,939,974)#     (2,291,473)     (32,483,822)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............         (750,655)   $  (8,762,352)       1,318,256    $  14,722,454
                              =============    =============    =============    =============

+  See Note 1.
@  See Note 2.
* Includes automatic conversion of 102 shares of Class B shares in the amount of $1,281 to 101 shares of Class A shares in the amount of $1,281. ** Includes automatic conversion of 40,083 shares of Class B shares in the amount of $492,809 to 39,512 shares of Class A shares in the amount of $492,809.
# Includes automatic conversion of 36,206 shares of Class B shares in the amount of $1,499,634 to 122,818 shares of Class A shares in the amount of $1,499,634.

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                      FOCUSED MULTI-CAP GROWTH PORTFOLIO (CONTINUED)
                              ----------------------------------------------------------------
                                                          CLASS II
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      APRIL 30, 2003                    OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          350,707    $   4,254,591          847,994    $  12,520,336
Shares issued by
  merger .................               --               --          880,752       11,157,624
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (602,140)      (7,140,974)      (1,084,778)     (15,563,274)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............         (251,433)   $  (2,886,383)         643,968    $   8,114,686
                              =============    =============    =============    =============

                                      FOCUSED MULTI-CAP GROWTH PORTFOLIO (CONTINUED)
                              ----------------------------------------------------------------
                                                           CLASS Z
                              ----------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES           AMOUNT            SHARES          AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............            2,977    $      39,120           46,770    $     756,705
Shares issued by
  merger .................               --               --               --               --
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........          (91,480)      (1,180,418)         (69,380)      (1,113,066)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          (88,503)   $  (1,141,298)         (22,610)   $    (356,361)
                              =============    =============    =============    =============

                                                           CLASS X
                              ----------------------------------------------------------------
                                                                      FOR THE PERIOD
                                FOR THE SIX MONTHS ENDED              AUGUST 1, 2002*
                                      APRIL 30, 2003              THROUGH OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES           AMOUNT            SHARES          AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............           11,868    $     149,464           12,683    $     168,521
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........             (155)          (1,847)              --               --
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............           11,713    $     147,617           12,683    $     168,521
                              =============    =============    =============    =============

                                               FOCUSED 2000 GROWTH PORTFOLIO
                              ----------------------------------------------------------------
                                                          CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      APRIL 30, 2003                    OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        2,006,871**  $  20,653,261**      1,032,843    $  12,204,806
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (563,228)      (5,625,941)        (363,485)      (4,001,827)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............        1,443,643    $  15,027,320          669,358    $   8,202,979
                              =============    =============    =============    =============

                                               FOCUSED 2000 GROWTH PORTFOLIO
                              ----------------------------------------------------------------
                                                           CLASS B
                              ----------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES           AMOUNT            SHARES          AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          339,799    $   3,405,498          698,511    $   8,042,118
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (155,091)**    (1,522,265)**      (240,935)      (2,697,450)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          184,708    $   1,883,233          457,576    $   5,344,668
                              =============    =============    =============    =============

                                                          CLASS II
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                      APRIL 30, 2003                    OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          664,461    $   6,619,310        2,324,253    $  26,895,114
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (287,493)      (2,830,546)        (270,436)      (2,937,021)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          376,968    $   3,788,764        2,053,817    $  23,958,093
                              =============    =============    =============    =============

                                                           CLASS I
                              ----------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED              FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002@
                              ------------------------------    ------------------------------
                                 SHARES           AMOUNT            SHARES          AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............           50,618    $     530,333          123,003    $   1,517,869
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........          (20,327)        (218,325)        (654,252)      (7,942,359)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............           30,291    $     312,008         (531,249)   $  (6,424,490)
                              =============    =============    =============    =============

                                             FOCUSED LARGE-CAP VALUE PORTFOLIO
                              ----------------------------------------------------------------
                                                          CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        3,051,660#   $  34,577,227#       1,364,706    $  16,747,462
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (821,466)      (9,173,215)        (794,551)      (9,685,912)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............        2,230,194    $  25,404,012          570,155    $   7,061,550
                              =============    =============    =============    =============

                                             FOCUSED LARGE-CAP VALUE PORTFOLIO
                              ----------------------------------------------------------------
                                                          CLASS B
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------     ------------    -------------    -------------
Shares sold ..............          652,742     $  7,225,423        1,248,078    $  14,384,531
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (725,114)#     (7,981,483)#     (1,144,577)     (13,634,618)
                              -------------     ------------    -------------    -------------
Net increase
  (decrease) .............          (72,372)    $   (756,060)         103,501    $     749,913
                              =============     ============    =============    =============

*  Inception date of the class
@  See Note 2
** Includes automatic conversion of 4,487 shares of Class B shares in the amount of $45,755 to 4,331 shares of Class A shares in the amount of $45,755.
# Includes automatic conversion of 9,502 shares of Class B shares in the amount of $106,383 to 9,387 shares of Class A shares in the amount of $106,383.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                      FOCUSED LARGE-CAP VALUE PORTFOLIO (CONTINUED)
                              ----------------------------------------------------------------
                                                         CLASS II
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          793,242    $   8,812,343        2,025,502    $  24,360,840
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (539,921)      (5,910,403)        (902,976)     (10,680,626)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          253,321    $   2,901,940        1,122,526    $  13,680,214
                              =============    =============    =============    =============

                                      FOCUSED LARGE-CAP VALUE PORTFOLIO (CONTINUED)
                              ----------------------------------------------------------------
                                                         CLASS Z
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............            5,087    $      58,208           49,286    $     679,893
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........          (71,126)        (801,189)         (60,092)        (820,926)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          (66,039)   $    (742,981)         (10,806)   $    (141,033)
                              =============    =============    =============    =============

                                           FOCUSED MULTI-CAP VALUE PORTFOLIO
                              ----------------------------------------------------------------
                                                        CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        1,577,002**  $  21,542,027**      6,042,911    $ 100,064,433
Reinvested dividends .....              202            2,802          214,584        3,712,157
Shares redeemed ..........       (2,443,059)     (33,230,133)      (4,867,684)     (75,272,984)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............         (865,855)   $ (11,685,304)       1,389,811    $  28,503,606
                              =============    =============    =============    =============

                                           FOCUSED MULTI-CAP VALUE PORTFOLIO
                              ----------------------------------------------------------------
                                                        CLASS B
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          740,076    $  10,001,701        5,838,836    $  97,002,543
Reinvested dividends .....               --               --          299,754        5,113,795
Shares redeemed ..........       (1,843,908)**   (24,513,913)**    (4,795,668)     (73,316,912)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............       (1,103,832)   $ (14,512,212)       1,342,922    $  28,799,426
                              =============    =============    =============    =============

                                                           CLASS II
                              ----------------------------------------------------------------
                                FOR  THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                  OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          892,587    $  12,019,594        6,995,788    $ 115,932,861
Reinvested dividends .....               --               --          364,362        6,212,374
Shares redeemed ..........       (2,881,506)     (38,392,716)      (4,426,688)     (66,777,527)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............       (1,988,919)   $ (26,373,122)       2,933,462    $  55,367,708
                              =============    =============    =============    =============

                                                           CLASS I
                              ----------------------------------------------------------------
                                                                        FOR THE PERIOD
                                FOR THE SIX MONTHS ENDED              NOVEMBER 16, 2001*
                                      APRIL 30, 2003               THROUGH OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          204,324    $   2,762,358        1,354,552    $  22,685,955
Reinvested dividends .....               --               --           23,142          400,129
Shares redeemed ..........         (161,900)      (2,208,506)        (424,967)      (6,693,620)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............           42,424    $     553,852          952,727    $  16,392,464
                              =============    =============    =============    =============

                                                FOCUSED 2000 VALUE PORTFOLIO
                              ----------------------------------------------------------------
                                                        CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        1,954,447#   $  26,514,316#       3,235,751    $  52,277,429
Reinvested dividends .....          148,931        2,019,509          126,056        2,018,138
Shares redeemed ..........       (1,131,053)     (15,285,955)      (1,995,362)     (30,729,899)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          972,325    $  13,247,870        1,366,445    $  23,565,668
                              =============    =============    =============    =============


                                                FOCUSED 2000 VALUE PORTFOLIO
                              ----------------------------------------------------------------
                                                        CLASS B
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          384,035    $   5,094,859        2,252,698    $  35,398,759
Reinvested dividends .....          153,805        2,008,693          163,380        2,540,560
Shares redeemed ..........         (525,560)#     (6,728,221)#     (1,379,552)     (19,845,990)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............           12,280    $     375,331        1,036,526    $  18,093,329
                              =============    =============    =============    =============

                                                           CLASS II
                              ----------------------------------------------------------------
                                FOR  THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                  OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          700,159    $   9,189,358        3,259,527    $  50,737,536
Reinvested dividends .....          183,343        2,398,129          107,145        1,667,192
Shares redeemed ..........         (689,567)      (8,872,917)      (1,074,372)     (15,356,722)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          193,935    $   2,714,570        2,292,300    $  37,048,006
                              =============    =============    =============    =============

                                                           CLASS Z
                              ----------------------------------------------------------------
                                FOR  THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                  OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............           19,487    $     274,428          105,433    $   1,766,702
Reinvested dividends .....            5,144           71,808            7,180          117,467
Shares redeemed ..........         (140,379)      (1,927,712)         (97,579)      (1,514,967)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............         (115,748)   $  (1,581,476)          15,034    $     369,202
                              =============    =============    =============    =============

*  Inception date of the class
** Includes automatic conversion of 27,331 shares of Class B shares in the amount of $367,663 to 26,914 shares of Class A shares in the amount of $367,663.
# Includes automatic conversion of 13,670 shares of Class B shares in the amount of $178,466 to 13,331 shares of Class A shares in the amount of $178,466.

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                           FOCUSED GROWTH AND INCOME PORTFOLIO
                              ----------------------------------------------------------------
                                                        CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        1,994,839**  $  23,857,745**      3,440,895    $  45,740,859
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........       (1,225,404)     (14,491,336)      (1,582,120)     (20,631,244)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          769,435    $   9,366,409        1,858,775    $  25,109,615
                              =============    =============    =============    =============

                                           FOCUSED GROWTH AND INCOME PORTFOLIO
                              ----------------------------------------------------------------
                                                        CLASS B
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          801,896    $   9,387,055        2,585,545    $  33,722,787
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (773,070)**    (8,844,673)**    (1,702,268)     (21,331,663)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............           28,826    $     542,382          883,277    $  12,391,124
                              =============    =============    =============    =============

                                                           CLASS II
                              ----------------------------------------------------------------
                                FOR  THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                  OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        1,630,689    $  18,928,220        5,521,285    $  72,657,269
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........       (1,102,483)     (12,590,644)      (2,243,616)     (28,400,819)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          528,206    $   6,337,576        3,277,669    $  44,256,450
                              =============    =============    =============    =============

                                                           CLASS Z
                              ----------------------------------------------------------------
                                FOR  THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                  OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............            1,217    $      14,948           20,969    $     295,720
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........          (23,906)        (285,334)         (31,546)        (434,898)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          (22,689)   $    (270,386)         (10,577)   $    (139,178)
                              =============    =============    =============    =============

                                                           CLASS X
                              ----------------------------------------------------------------
                                                                      FOR THE PERIOD
                                FOR THE SIX MONTHS ENDED              MARCH 19, 2002*
                                      APRIL 30, 2003              THROUGH OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES           AMOUNT            SHARES          AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          593,114    $   7,113,459          655,639    $   8,656,081
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........          (39,718)        (470,641)         (10,575)        (127,919)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          553,396    $   6,642,818          645,064    $   8,528,162
                              =============    =============    =============    =============

                                           FOCUSED INTERNATIONAL EQUITY PORTFOLIO#
                              ----------------------------------------------------------------
                                                        CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............        1,963,823##  $  23,042,263##      3,798,587    $  48,388,739
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........       (1,845,294)     (21,905,619)      (2,364,348)     (31,247,693)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............          118,529    $   1,136,644        1,434,239    $  17,141,046
                              =============    =============    =============    =============

                                           FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                              ----------------------------------------------------------------
                                                        CLASS B
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          127,892    $   1,513,836          535,333    $   7,293,934
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........          (81,652)##      (954,987)##      (108,393)      (1,405,789)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............           46,240    $     558,849          426,940    $   5,888,145
                              =============    =============    =============    =============

                                                        CLASS II
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold                         564,352    $   6,658,960        1,189,888    $  16,093,543
Reinvested dividends                     --               --               --               --
Shares redeemed                    (414,056)      (4,878,770)        (322,278)      (4,216,833)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease)                        150,296    $   1,780,190          867,610    $  11,876,710
                              =============    =============    =============    =============

*  Inception of the class
#  The Focused International Equity Portfolio began operations on November 1,
   2001
** Includes automatic conversion of 17,428 shares of Class B shares in the amount of $202,224 to 16,952 shares of Class A shares in the amount of $202,224.
## Includes automatic conversion of 5,976 shares of Class B shares in the amount of $71,443 to 5,916 shares of Class A shares in the amount of $71,443.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

                                                FOCUSED TECHNOLOGY PORTFOLIO
                              ----------------------------------------------------------------
                                                         CLASS A
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          843,208*   $   2,517,084*       2,287,323    $   9,121,991
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (945,160)      (2,737,932)      (2,993,959)     (11,231,512)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............         (101,952)   $    (220,848)        (706,636)   $  (2,109,521)
                              =============    =============    =============    =============

                                                         CLASS B
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          528,071    $   1,547,906        1,707,928    $   6,966,643
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (561,061)*     (1,602,375)*     (2,117,812)      (7,691,283)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............         (32,990)    $     (54,469)        (409,884)   $    (724,640)
                              =============    =============    =============    =============

                                                         CLASS II
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          532,128    $   1,550,953        1,964,395    $   7,817,204
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........       (1,172,364)      (3,304,457)      (2,589,035)      (9,536,866)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............         (640,236)   $  (1,753,504)        (624,640)   $  (1,719,662)
                              =============    =============    =============    =============

                                                         CLASS Z
                              ----------------------------------------------------------------
                                  FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                      APRIL 30, 2003                   OCTOBER 31, 2002
                              ------------------------------    ------------------------------
                                 SHARES            AMOUNT          SHARES           AMOUNT
                              -------------    -------------    -------------    -------------
Shares sold ..............          222,161    $     645,305          363,346    $   1,376,592
Reinvested dividends .....               --               --               --               --
Shares redeemed ..........         (409,919)      (1,175,783)        (329,153)      (1,208,100)
                              -------------    -------------    -------------    -------------
Net increase
  (decrease) .............         (187,758)   $    (530,478)          34,193    $     168,492
                              =============    =============    =============    =============

* Includes automatic conversion of 16,329 shares of Class B shares in the amount of $52,159 to 16,077 shares of Class A shares in the amount of $52,159.

NOTE 10. DIRECTORS' RETIREMENT PLAN

The Directors (and Trustees) of the SunAmerica Style Select Series, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%. As of April 30, 2003, Focused Equity Strategy Portfolio, Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Fixed Income Strategy Portfolio, Focused Large-Cap Growth Portfolio, Focused Multi-Cap Growth Portfolio, Focused 2000 Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Multi-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio, Focused International Equity Portfolio, and Focused Technology Portfolio had accrued $35, $73, $32, $19, $7, $92,991, $41,315, $907,
$7,264, $19,140, $7,524, $12,365, $844, and $5,673, respectively, for the
Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and as of April 30, 2003 expensed $35, $73, $32, $19, $7, $12,215, $2,336, $507, $997, $5,502, $1,396, $2,102, $326, and $638,
respectively, for the Retirement Plan, which is included in Director's fees and expenses on the Statement of Operations.

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

NOTE 11. COMMITMENTS AND CONTINGENCIES

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the period ended April 30, 2003, the following Portfolios had borrowings:

                                                    DAYS       INTEREST     AVERAGE DEBT   WEIGHTED AVERAGE
                                                 OUTSTANDING    CHARGES       UTILIZED          INTEREST
                                                 -----------    -------     ------------   ----------------
Focused Large-Cap Growth Portfolio ...........       18         $  698        $770,958           1.79%
Focused Multi-Cap Growth Portfolio ...........        2             47         480,139           1.75
Focused 2000 Growth Portfolio ................       15             68          91,369           1.80
Focused Mulit-Cap Value Portfolio ............       53          1,455         550,711           1.79
Focused Growth and Income Portfolio ..........        5            176         674,692           1.88
Focused International Equity Portfolio .......       26            239         175,149           1.86
Focused Technology Portfolio .................       35            349         201,702           1.77

At April 30, 2003, there were no borrowings outstanding.

NOTE 12. INVESTMENT CONCENTRATION

All Portfolios may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At April 30, 2003, the Focused International Equity Portfolio had approximately 27.8% and 15.3% of its net assets invested in equity securities of companies domiciled in United Kingdom and Japan, respectively.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

SunAmerica Focused Portfolios
        ------------------------------------------------------------------------

DIRECTOR INFORMATION -- (UNAUDITED)

The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                     NUMBER OF
                                           TERM OF                                    FUNDS IN
                               POSITION   OFFICE AND                                   FUND                  OTHER
NAME,                         HELD WITH    LENGTH OF                                  COMPLEX             DIRECTORSHIPS
ADDRESS AND                   SUNAMERICA     TIME       PRINCIPAL OCCUPATIONS        OVERSEEN BY             HELD BY
DATE OF BIRTH*                  COMPLEX     SERVED       DURING PAST 5 YEARS         DIRECTOR(1)           DIRECTOR(2)
--------------                ----------  ----------  ------------------------       -----------    ----------------------------
S. James Coppersmith          Director    17 years    Retired.                           45         Director of BJ's Wholesale
DOB: February 21, 1933                                                                              Club, Inc.; Member of
                                                                                                    Board of Trustees of the
                                                                                                    Boston Stock Exchange.

Judith L. Craven              Director    1 year      Retired Administrator.             75         Director, A.G. Belo
DOB: October 6, 1945                                                                                Corporation (1992 to
                                                                                                    present); Director, Sysco
                                                                                                    Corporation (1996 to
                                                                                                    present); Director, Luby's,
                                                                                                    Inc. (1998 to present);

William F. Devin              Director    1 year      Retired.                           75         Member of the Board of
DOB: December 30, 1938                                                                              Governors, Boston Stock
                                                                                                    Exchange (1985-Present);
                                                                                                    formerly, Director, Cypress
                                                                                                    Tree Senior Floating Rate
                                                                                                    Fund, Inc. (October
                                                                                                    1997-May 2001).

Samuel M. Eisenstat           Chairman    16 years    Attorney, solo                     46         Director of North European
DOB: March 7, 1940            of the                  practitioner.                                 Oil Royalty Trust.
                              Board

Stephen J. Gutman             Director    17 years    Partner and Managing               46         None
DOB: May 10, 1943                                     Member of B.B. Associates
                                                      LLC (menswear specialty
                                                      retailing and other
                                                      activities)
                                                      (June 1988 to present)

Peter A. Harbeck (3)          Director    7 years     President, CEO and Director,       83         None
DOB: January 23, 1954                                 AIG SunAmerica Asset
                                                      Management Corp.
                                                      ("SAAMCo.") (August 1995
                                                      to present); Director, AIG
                                                      SunAmerica Capital
                                                      Services,
                                                      Inc. ("SACS") (August 1993
                                                      to present)

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

SunAmerica Focused Portfolios
        ------------------------------------------------------------------------

DIRECTOR INFORMATION -- (UNAUDITED) -- (CONTINUED)

                                                                                     NUMBER OF
                                           TERM OF                                    FUNDS IN
                               POSITION   OFFICE AND                                    FUND                   OTHER
NAME,                         HELD WITH    LENGTH OF                                   COMPLEX              DIRECTORSHIPS
ADDRESS AND                   SUNAMERICA     TIME        PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY
DATE OF BIRTH*                  COMPLEX     SERVED        DURING PAST 5 YEARS         DIRECTOR(1)            DIRECTOR(2)
--------------                ----------  ----------  --------------------------     -----------    ------------------------------
Sebastiano Sterpa             Director    10 years    Founder and Chairman of            37         Director, Real Estate Business
DOB: July 18, 1929                                    the Board of the Sterpa                       Service and Countrywide
                                                      Group (real estate                            Financial.
                                                      investment and management)
                                                      (1962 to present);
                                                      Director/Trustee of SAMF.

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios,) Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3)  Interested Trustee, as defined within the Investment Company Act of 1940.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

[GRAPHIC]

FOCUSED Multi-Managed Mutual Funds

                             Focused Large-Cap Value

                                   [DVM LOGO]

                                 [OAKMARK LOGO]

                          [WELLINGTON MANAGEMENT LOGO]

                             Focused Multi-Cap Value

                            [THIRD AVENUE FUNDS LOGO]

                             [AMERICAN CENTURY LOGO]

                    [JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

                               Focused 2000 Value

                                 [JANUS** LOGO]

                           [THIRD AVENUE FUNDS LOGO]

                 [BP BOSTON PARTNERS ASSET MANAGEMENT, L.P. LOGO]

                            Focused Growth and Income

                                 [MARSICO LOGO]

                                 [OAKMARK LOGO]

                    [THORNBURG INVESTMENT MANAGEMENT LOGO]

                             Focused Large-Cap Growth

                                  [ALGER LOGO]

                                 [MARSICO LOGO]

                    [SALOMAN BROTHERS ASSET MANAGEMENT LOGO]


                            Focused Multi-Cap Growth

                                  [JANUS LOGO]

                      [CREDIT SUISSE ASSET MANAGEMENT LOGO]

                     [AIG SUNAMERICA ASSET MANAGEMENT LOGO]

                               Focused 2000 Growth

                               [BARON FUNDS LOGO]

                      [OBERWELS ASSET MANAGEMENT, INC. LOGO]

                        [DEUTSCHE ASSET MANAGEMENT LOGO]

                           Focused Dividend Strategy*

                     [AIG SUNAMERICA ASSET MANAGEMENT LOGO]

                          Focused International Equity

                     [STANDISH MELLON ASSET MANAGEMENT LOGO]

                                   [MFS LOGO]

                                 [OAKMARK LOGO]

                               Focused Technology

                        [DRESDNER RCM GLOBAL FUNDS LOGO]

                     [AIG SUNAMERICA ASSET MANAGEMENT LOGO]


                                           AIG SUNAMERICA CAPITAL SERVICES, INC.
                                                     HARBORSIDE FINANCIAL CENTER
                                                                    3200 PLAZA 5
                                                      JERSEY CITY, NJ 07311-4992
                                                                    800-858-8850

                                              [AIG SUNAMERICA MUTUAL FUNDS LOGO]

www.sunamericafunds.com

* SunAmerica Focused Dividend Strategy Portfolio is not included in this report due to the fact that it is part of the SunAmerica Equity Funds.

** Effective April 30, 2003, Janus Capital Management LLC replaced Berger Financial Group as one of the Advisors for the Focused 2000 Value Portfolio.

This report is submitted solely for the general information of shareholders of the fund. Distribution of this report to persons other than shareholders of the fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been examined by independent accountants and accordingly no opinion has been expressed thereon.


                                                                      FOSAN-4/03

APRIL 30, 2003                                                 SEMIANNUAL REPORT

    SUNAMERICA STYLE SELECT SERIES, INC.

     SUNAMERICA VALUE FUND (SSVAX)

--------------------------------------------------------------------------------

                      [AIG SunAmerica Mutual Funds Logo]

      TABLE OF CONTENTS

---------------------------------------------

       STATEMENT OF ASSETS AND LIABILITIES...............   1

       STATEMENT OF OPERATIONS...........................   3

       STATEMENTS OF CHANGES IN NET ASSETS...............   4

       FINANCIAL HIGHLIGHTS..............................   5

       PORTFOLIO OF INVESTMENTS..........................   6

       NOTES TO FINANCIAL STATEMENTS.....................   9

       DIRECTOR INFORMATION..............................  20

SUNAMERICA VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED)

ASSETS:
Investment securities, at value*............................  $151,528,626
Repurchase agreements (cost approximates market)............     8,502,000
Receivable for investments sold.............................     2,559,831
Receivable for shares sold..................................       393,994
Interest and dividends receivable...........................       437,551
Receivable from investment adviser..........................         2,913
Receivable for variation margin on futures contracts........           775
Prepaid expenses and other assets...........................           779
                                                              ------------
Total assets................................................   163,426,469
                                                              ------------
LIABILITIES:
Payable for investments purchased...........................     1,178,319
Payable for shares redeemed.................................       151,309
Investment advisory and management fees payable.............       128,539
Distribution and service maintenance fees payable...........        94,796
Due to custodian bank.......................................        24,854
Accrued expenses............................................       144,796
                                                              ------------
Total liabilities...........................................     1,722,613
                                                              ------------
Net assets..................................................  $161,703,856
                                                              ============
*Identified cost
Investment securities.......................................  $148,632,629
                                                              ============

See Notes to Financial Statements

SUNAMERICA VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2003 (UNAUDITED) --
(CONTINUED)

NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001 par value (1 billion shares
 authorized)................................................   $      1,129
Paid-in capital.............................................    165,159,866
                                                               ------------
                                                                165,160,995
Accumulated undistributed net investment income (loss)......      1,269,069
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts, foreign
 currency, and other assets and liabilities.................     (7,822,661)
Net unrealized appreciation (depreciation) on investments...      2,895,997
Net unrealized appreciation (depreciation) on futures
 contracts..................................................        200,456
Net unrealized appreciation (depreciation) on foreign
 currency, and other assets and liabilities.................             --
                                                               ------------
Net assets..................................................   $161,703,856
                                                               ============
CLASS A:
Net assets..................................................   $ 54,419,825
Shares outstanding..........................................      3,715,112
Net asset value and redemption price per share..............   $      14.65
Maximum sales charge (5.75% of offering price)..............           0.89
                                                               ------------
Maximum offering price to public............................   $      15.54
                                                               ============
CLASS B:
Net assets..................................................   $ 78,155,675
Shares outstanding..........................................      5,534,968
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)....................................................   $      14.12
                                                               ============
CLASS II:
Net assets..................................................   $ 20,478,024
Shares outstanding..........................................      1,449,685
Net asset value and redemption price per share (excluding
 any applicable contingent deferred sales charge)...........   $      14.13
Maximum sales charge (1.00% of offering price)..............           0.14
                                                               ------------
Maximum offering price to public............................   $      14.27
                                                               ============
CLASS I:
Net assets..................................................   $  5,430,738
Shares outstanding..........................................        370,828
Net asset value, offering and redemption price per share....   $      14.64
                                                               ============
CLASS Z:
Net assets..................................................   $  3,219,594
Shares outstanding..........................................        214,868
Net asset value, offering and redemption price per share....   $      14.98
                                                               ============

See Notes to Financial Statements

SUNAMERICA VALUE FUND
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
Income:
  Interest..................................................  $   522,062
  Dividends*................................................    2,548,992
                                                              -----------
    Total investment income.................................    3,071,054
                                                              ===========
Expenses:
  Investment advisory and management fees...................      778,096
  Distribution and service maintenance fees
    Class A.................................................       91,506
    Class B.................................................      385,743
    Class II................................................       96,057
    Class Z.................................................           --
  Service fees Class I......................................        6,195
  Transfer agent fees and expenses
    Class A.................................................       73,842
    Class B.................................................      108,076
    Class II................................................       27,398
    Class I.................................................        5,184
    Class Z.................................................        9,017
  Registration fees
    Class A.................................................        9,453
    Class B.................................................       11,863
    Class II................................................        5,630
    Class I.................................................        4,081
    Class Z.................................................        3,789
  Custodian fees and expenses...............................       33,710
  Printing expense..........................................       27,618
  Directors' fees and expenses..............................        6,110
  Audit and tax expenses....................................       12,732
  Insurance expense.........................................          523
  Interest expense..........................................          177
  Legal fees and expenses...................................        3,024
  Miscellaneous expenses....................................        6,158
                                                              -----------
    Total expenses before reimbursements, custody credits,
     and fees paid indirectly...............................    1,705,982
    Expenses waived/reimbursed by investment adviser........      (22,237)
    Custody credits earned on cash balances.................         (104)
    Fees paid indirectly (Note 8)...........................      (11,394)
                                                              -----------
    Net expenses............................................    1,672,247
                                                              -----------
Net investment income (loss)................................    1,398,807
                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments.....................   (3,798,045)
Net realized gain (loss) on futures contracts...............     (112,049)
Net realized gain (loss) on foreign currency and other
 assets and liabilities.....................................       (1,209)
Net change in unrealized appreciation (depreciation) on
 investments................................................    9,141,110
Net change in unrealized appreciation (depreciation) on
 futures contracts..........................................       94,559
Net change in unrealized appreciation (depreciation) on
 foreign currency and other assets and liabilities..........          817
                                                              -----------
Net realized and unrealized gain (loss) on investments,
 futures contracts, options contracts, foreign currency and
 other assets and liabilities...............................    5,325,183
                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS:................................................  $ 6,723,990
                                                              ===========
*Net of foreign withholding taxes on dividends of...........  $    27,162
                                                              ===========

See Notes to Financial Statements

SUNAMERICA VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS
                                                                    ENDED          FOR THE YEAR
                                                                  APRIL 30,           ENDED
                                                                     2003          OCTOBER 31,
                                                                 (UNAUDITED)          2002+
                                                              ---------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)..............................     $  1,398,807      $  1,236,209
  Net realized gain (loss) on investments...................       (3,798,045)        6,868,788
  Net realized gain (loss) on futures contracts.............         (112,049)       (4,041,588)
  Net realized gain (loss) on foreign currency and other
   assets and liabilities...................................           (1,209)          (63,935)
  Net change in unrealized appreciation (depreciation) on
   investments..............................................        9,141,110        (2,907,196)
  Net change in unrealized appreciation (depreciation) on
   futures contracts........................................           94,559            80,407
  Net change in unrealized appreciation (depreciation) on
   foreign currency and other assets and liabilities........              817            (1,525)
                                                                 ------------      ------------
Net increase (decrease) in net assets resulting from
 operations.................................................        6,723,990         1,171,160
                                                                 ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income (Class A)......................         (640,709)         (311,360)
  From net investment income (Class B)......................         (441,621)          (41,812)
  From net investment income (Class II).....................         (107,249)          (10,614)
  From net investment income (Class I)......................           (6,189)          (26,434)
  From net investment income (Class Z)......................          (64,209)           (5,148)
  From net realized gain on investments (Class A)...........       (1,668,760)       (2,285,016)
  From net realized gain on investments (Class B)...........       (2,600,325)       (3,767,153)
  From net realized gain on investments (Class II)..........         (631,495)         (956,324)
  From net realized gain on investments (Class I)...........          (11,260)         (189,587)
  From net realized gain on investments (Class Z)...........         (153,195)          (19,843)
                                                                 ------------      ------------
  Total dividends and distributions to shareholders.........       (6,325,012)       (7,613,291)
                                                                 ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS (NOTE 9)................................        8,156,298        12,481,749
                                                                 ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................        8,555,276         6,039,618

NET ASSETS:
Beginning of period.........................................      153,148,580       147,108,962
                                                                 ------------      ------------
End of period*..............................................     $161,703,856      $153,148,580
                                                                 ============      ============
* Includes undistributed net investment income (loss).......     $  1,269,069      $  1,130,239
                                                                 ============      ============
+ See Note 2.

See Notes to Financial Statements

SUNAMERICA VALUE FUND
FINANCIAL HIGHLIGHTS

                                                   NET                     DIVIDENDS
                                      NET      GAIN (LOSS)      TOTAL        FROM      DISTRI-                 NET
                       NET ASSET    INVEST-     ON INVEST-       FROM         NET      BUTIONS                ASSET
                         VALUE       MENT      MENTS (BOTH     INVEST-      INVEST-      FROM      TOTAL      VALUE
       PERIOD          BEGINNING    INCOME     REALIZED AND      MENT        MENT      CAPITAL    DISTRI-     END OF      TOTAL
        ENDED          OF PERIOD   (LOSS)(1)   UNREALIZED)    OPERATIONS    INCOME      GAINS     BUTIONS     PERIOD    RETURN(2)
---------------------  ---------   ---------   ------------   ----------   ---------   --------   --------   --------   ---------
                                                            CLASS A
10/31/98.............   $16.09      $   --       $ (0.51)       $ (0.51)    $   --      $(0.59)    $(0.59)    $14.99      (3.32)%
10/31/99.............    14.99        0.07          1.76           1.83         --          --         --      16.82      12.21
10/31/00.............    16.82        0.04          1.68           1.72         --       (0.77)     (0.77)     17.77      10.73
10/31/01.............    17.77        0.11         (0.83)         (0.72)        --       (1.95)     (1.95)     15.10      (4.42)
10/31/02.............    15.10        0.18          0.07           0.25      (0.09)      (0.63)     (0.72)     14.63       1.44
04/30/03(8)..........    14.63        0.30          0.36           0.66      (0.18)      (0.46)     (0.64)     14.65       4.59
                                                            CLASS B
10/31/98.............   $16.00      $(0.10)      $ (0.50)       $ (0.60)    $   --      $(0.59)    $(0.59)    $14.81      (3.92)%
10/31/99.............    14.81       (0.03)         1.73           1.70         --          --         --      16.51      11.48
10/31/00.............    16.51        0.06          1.51           1.57         --       (0.77)     (0.77)     17.31      10.00
10/31/01.............    17.31          --         (0.80)         (0.80)        --       (1.95)     (1.95)     14.56      (5.06)
10/31/02.............    14.56        0.07          0.07           0.14      (0.01)      (0.63)     (0.64)     14.06       0.74
04/30/03(8)..........    14.06        0.22          0.38           0.60      (0.08)      (0.46)     (0.54)     14.12       4.34
                                                            CLASS II
10/31/98.............   $16.00      $(0.11)      $ (0.49)       $ (0.60)    $   --      $(0.59)    $(0.59)    $14.81      (3.92)%
10/31/99.............    14.81       (0.03)         1.73           1.70         --          --         --      16.51      11.48
10/31/00.............    16.51        0.07          1.49           1.56         --       (0.77)     (0.77)     17.30       9.93
10/31/01.............    17.30          --         (0.79)         (0.79)        --       (1.95)     (1.95)     14.56      (5.01)
10/31/02.............    14.56        0.07          0.07           0.14      (0.01)      (0.63)     (0.64)     14.06       0.74
04/30/03(8)..........    14.06        0.20          0.41           0.61      (0.08)      (0.46)     (0.54)     14.13       4.41
                                                             CLASS I
11/16/01-
 10/31/02(6).........   $15.93      $ 0.19       $ (0.77)       $ (0.58)    $(0.09)     $(0.63)    $(0.72)    $14.63      (3.83)%
04/30/03(8)..........    14.63        0.32          0.34           0.66      (0.19)      (0.46)     (0.65)     14.64       4.64
                                                             CLASS Z
4/03/98-
 10/31/98(6).........   $17.62      $ 0.05       $ (2.63)       $ (2.58)    $   --      $   --     $   --     $15.04     (14.64)%
10/31/99.............    15.04        0.17          1.76           1.93         --          --         --      16.97      12.83
10/31/00.............    16.97        0.13          1.69           1.82         --       (0.77)     (0.77)     18.02      11.25
10/31/01.............    18.02        0.21         (0.85)         (0.64)        --       (1.95)     (1.95)     15.43      (3.86)
10/31/02.............    15.43        0.27          0.06           0.33      (0.16)      (0.63)     (0.79)     14.97       1.98
04/30/03(8)..........    14.97        0.34          0.38           0.72      (0.25)      (0.46)     (0.71)     14.98       4.96
---------------------------------------------------------------------------------------------------------------------------------


                                                      RATIO OF
                         NET         RATIO OF      NET INVESTMENT
                        ASSETS       EXPENSES       INCOME (LOSS)
       PERIOD           END OF      TO AVERAGE       TO AVERAGE      PORTFOLIO
        ENDED           PERIOD      NET ASSETS       NET ASSETS      TURNOVER
---------------------  --------   --------------   ---------------   ---------
                                              CLASS A
10/31/98.............  $ 71,116    1.78%(4)(5)      (0.01)%(4)(5)         69%
10/31/99.............    58,581    1.77(4)(5)        0.43(4)(5)          118
10/31/00.............    52,062    1.78(4)(5)        0.25(4)(5)           95
10/31/01.............    51,150    1.78(4)(5)        0.68(4)(5)          146
10/31/02.............    50,975    1.78(4)           1.15(4)             188
04/30/03(8)..........    54,420    1.78(3)(4)(7)     2.19(3)(4)(7)        70
                                              CLASS B
10/31/98.............  $111,030    2.43%(4)(5)      (0.66)%(4)(5)         69%
10/31/99.............    95,112    2.40(4)(5)       (0.19)(4)(5)         118
10/31/00.............    79,261    2.43(4)(5)        0.39(4)(5)           95
10/31/01.............    77,667    2.43(4)(5)        0.03(4)(5)          146
10/31/02.............    78,584    2.43(4)           0.49(4)             188
04/30/03(8)..........    78,156    2.43(3)(4)(7)     1.54(3)(4)(7)        70
                                              CLASS II
10/31/98.............  $ 15,260    2.43%(4)(5)      (0.66)%(4)(5)         69%
10/31/99.............    12,976    2.42(4)(5)       (0.21)(4)(5)         118
10/31/00.............    14,652    2.43(4)(5)        0.40(4)(5)           95
10/31/01.............    17,805    2.43(4)(5)        0.02(4)(5)          146
10/31/02.............    18,504    2.43(4)           0.49(4)             188
04/30/03(8)..........    20,478    2.43(3)(4)(7)     1.54(3)(4)(7)        70
                                               CLASS I
11/16/01-
 10/31/02(6).........  $  4,726    1.68%(3)(4)       1.26%(3)(4)         188%
04/30/03(8)..........     5,431    1.68(3)(4)(7)     2.30(3)(4)(7)        70
                                               CLASS Z
4/03/98-
 10/31/98(6).........  $    101    1.21%(3)(4)(5)    0.62%(3)(4)(5)       69%
10/31/99.............        74    1.21(4)(5)        0.98(4)(5)          118
10/31/00.............       353    1.21(4)(5)        0.72(4)(5)           95
10/31/01.............       487    1.21(4)(5)        1.26(4)(5)          146
10/31/02.............       360    1.21(4)           1.69(4)             188
04/30/03(8)..........     3,220    1.21(3)(4)(7)     2.59(3)(4)(7)        70
---------------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3) Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                             10/31/98   10/31/99   10/31/00   10/31/01   10/31/02   04/30/03(3)
                                             --------   --------   --------   --------   --------   -----------
      SunAmerica Value A...................     0.17%      0.04%      0.09%        --%      0.01%          --%
      SunAmerica Value B...................     0.19       0.02       0.07         --      (0.02)          --
      SunAmerica Value II..................     0.21       0.13       0.11       0.05       0.03         0.03
      SunAmerica Value I...................       --         --         --         --       0.19(3)      0.06
      SunAmerica Value Z...................    28.83(3)   23.27      10.14       6.55       5.52         2.55

(5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.
(6) Inception of class.
(7) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower by (See Note 8):

                                             04/30/03
                                             --------
      SunAmerica Value A...................    0.01%
      SunAmerica Value B...................    0.01
      SunAmerica Value II..................    0.01
      SunAmerica Value I...................    0.01
      SunAmerica Value Z...................      --

(8) Unaudited

See Notes to Financial Statements

SUNAMERICA VALUE FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED)

                                                                 VALUE
          SECURITY DESCRIPTION                 SHARES          (NOTE 3)

COMMON STOCK -- 74.2%
AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
  Rockwell Collins, Inc.................            93,500  $     1,999,030
                                                            ---------------
BANKS -- 5.0%
  Commerce Bancshares, Inc..............            55,950        2,117,708
  Mercantile Bankshares Corp............            51,000        1,955,340
  UMB Financial Corp....................            57,930        2,291,131
  Washington Federal, Inc...............            78,445        1,710,101
                                                            ---------------
                                                                  8,074,280
                                                            ---------------
BROADCASTING & MEDIA -- 1.1%
  Dow Jones & Co., Inc..................            46,360        1,835,856
                                                            ---------------
BUSINESS SERVICES -- 0.1%
  Fluor Corp............................             4,500          155,565
                                                            ---------------
CHEMICALS -- 3.6%
  Air Products & Chemicals, Inc.@.......            65,300        2,812,471
  du Pont (E.I.) de Nemours & Co........            36,600        1,556,598
  Rohm & Haas Co........................            41,400        1,370,754
                                                            ---------------
                                                                  5,739,823
                                                            ---------------
COMPUTERS & BUSINESS EQUIPMENT -- 0.6%
  Pitney Bowes, Inc.....................            26,300          923,393
                                                            ---------------
COMPUTER SOFTWARE -- 0.2%
  Autodesk, Inc.........................            23,669          368,290
                                                            ---------------
DRUGS -- 2.1%
  Bristol-Myers Squibb Co...............           113,700        2,903,898
  Schering-Plough Corp..................            30,500          552,050
                                                            ---------------
                                                                  3,455,948
                                                            ---------------
ELECTRIC UTILITIES -- 0.4%
  Ameren Corp...........................            10,900          446,682
  American Electric Power Co., Inc......             6,462          170,467
                                                            ---------------
                                                                    617,149
                                                            ---------------
ELECTRICAL EQUIPMENT -- 1.6%
  Hubbell, Inc., Class B................            79,008        2,536,157
                                                            ---------------
ELECTRONICS -- 2.5%
  Emerson Electric Co...................            80,900        4,101,630
                                                            ---------------
ENERGY SERVICES -- 1.0%
  Diamond Offshore Drilling, Inc........            87,300        1,627,272
                                                            ---------------
                                                                 VALUE
          SECURITY DESCRIPTION                 SHARES          (NOTE 3)

ENERGY SOURCES -- 7.9%
  BP, PLC...............................           158,300  $     6,100,882
  Exxon Mobil Corp......................            71,100        2,502,720
  Nicor, Inc............................            15,100          453,906
  Royal Dutch Petroleum Co..............            92,870        3,796,526
                                                            ---------------
                                                                 12,854,034
                                                            ---------------
FINANCIAL SERVICES -- 3.4%
  A.G. Edwards, Inc.....................            66,700        1,989,661
  Freddie Mac...........................            20,800        1,204,320
  PNC Financial Services Group, Inc.....             5,000          219,500
  T. Rowe Price Group, Inc..............            70,000        2,136,400
                                                            ---------------
                                                                  5,549,881
                                                            ---------------
FOOD, BEVERAGE & TOBACCO -- 6.7%
  Altria Group, Inc.....................            75,200        2,313,152
  Archer-Daniels-Midland Co.............           108,600        1,203,288
  Campbell Soup Co.@....................            99,100        2,183,173
  H.J. Heinz Co.........................            21,900          654,372
  Kellogg Co............................            42,100        1,378,354
  Kraft Foods, Inc., Class A............            41,100        1,269,990
  UST, Inc..............................            58,829        1,843,112
                                                            ---------------
                                                                 10,845,441
                                                            ---------------
FOREST PRODUCTS -- 3.2%
  MeadWestvaco Corp.....................            24,300          573,237
  Rayonier, Inc.........................            53,200        2,679,152
  Sonoco Products Co....................            85,500        1,868,175
                                                            ---------------
                                                                  5,120,564
                                                            ---------------
GAS & PIPELINE UTILITIES -- 5.0%
  AGL Resources, Inc....................            72,447        1,864,061
  Piedmont Natural Gas Company, Inc.....            87,085        3,253,496
  WGL Holdings, Inc.....................           107,900        2,911,142
                                                            ---------------
                                                                  8,028,699
                                                            ---------------
HOUSEHOLD PRODUCTS -- 3.9%
  Kimberly-Clark Corp...................           125,800        6,261,066
                                                            ---------------
HOUSING & HOUSEHOLD DURABLES -- 3.4%
  Hunter Douglas NV.....................             3,400           99,600
  Stanley Works.........................           120,600        2,898,018
  Whirlpool Corp........................            47,996        2,567,306
                                                            ---------------
                                                                  5,564,924
                                                            ---------------
INSURANCE -- 4.7%
  Allstate Corp.........................            94,200        3,559,818
  CNA Surety Corp.......................           114,200        1,048,356

SUNAMERICA VALUE FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)


                                                                 VALUE
          SECURITY DESCRIPTION                 SHARES          (NOTE 3)
COMMON STOCK -- (CONTINUED)
INSURANCE (CONTINUED)
  Erie Indemnity Co., Class A...........             6,796  $       253,967
  Jefferson-Pilot Corp..................            52,700        2,112,743
  Kansas City Life Insurance Co.........             8,443          343,461
  Marsh & McLennan Cos., Inc............             6,300          300,384
                                                            ---------------
                                                                  7,618,729
                                                            ---------------
MACHINERY -- 2.3%
  Caterpillar, Inc......................            14,800          778,480
  Nordson Corp..........................           113,241        2,860,468
                                                            ---------------
                                                                  3,638,948
                                                            ---------------
MEDICAL PRODUCTS -- 2.8%
  Abbott Laboratories...................            92,200        3,746,086
  Baxter International, Inc.............            35,600          818,800
                                                            ---------------
                                                                  4,564,886
                                                            ---------------
METALS & MINERALS -- 1.8%
  Barrick Gold Corp.....................            55,500          829,725
  Vulcan Materials Co...................            57,600        2,014,272
                                                            ---------------
                                                                  2,843,997
                                                            ---------------
MULTI-INDUSTRY -- 1.4%
  Honeywell International, Inc..........            95,000        2,242,000
                                                            ---------------
REAL ESTATE INVESTMENT TRUSTS -- 0.6%
  Manufactured Home
    Communities, Inc....................            30,400          974,016
                                                            ---------------
RETAIL -- 1.6%
  Limited Brands........................           126,500        1,839,310
  May Department Stores Co..............            33,500          724,270
                                                            ---------------
                                                                  2,563,580
                                                            ---------------
TELECOMMUNICATIONS -- 5.5%
  BellSouth Corp........................           158,500        4,040,165
  SBC Communications, Inc...............           207,666        4,851,078
                                                            ---------------
                                                                  8,891,243
                                                            ---------------
TRANSPORTATION -- 0.6%
  Alexander & Baldwin, Inc..............            23,000          614,330
  Ryder System, Inc.....................            16,700          414,828
                                                            ---------------
                                                                  1,029,158
                                                            ---------------
TOTAL COMMON STOCK
  (cost $117,383,386)...................                        120,025,559
                                                            ---------------
                                                                 VALUE
          SECURITY DESCRIPTION                 SHARES          (NOTE 3)

PREFERRED STOCK -- 10.2%
AEROSPACE & MILITARY TECHNOLOGY -- 1.1%
  Raytheon Co. 8.25% (Convertible)(1)...            31,900  $     1,722,919
                                                            ---------------
BUSINESS SERVICES -- 3.6%
  Union Pacific Capital Trust 6.25%
    (Convertible).......................           114,300        5,886,450
                                                            ---------------
ELECTRIC UTILITIES -- 4.2%
  Ameren Corp. 9.75% (Convertible)(1)...           169,100        4,626,576
  FPL Group, Inc. 8.50%
    (Convertible)(1)....................             6,608          372,691
  FPL Group, Inc. 8.00%
    (Convertible)(1)....................            31,800        1,723,560
                                                            ---------------
                                                                  6,722,827
                                                            ---------------
INSURANCE -- 0.6%
  Chubb Corp. 7.00% (Convertible)(1)....            40,909          985,907
                                                            ---------------
TELECOMMUNICATIONS -- 0.7%
  CenturyTel, Inc. 6.88%
    (Convertible)(1)....................            47,200        1,205,960
                                                            ---------------
TOTAL PREFERRED STOCK
  (cost $15,975,923)....................                         16,524,063
                                                            ---------------
BONDS & NOTES -- 9.1%
APPAREL & TEXTILES -- 1.2%
  Jones Apparel Group, Inc.
    zero coupon due 2/01/21.............         1,190,000          650,038
  Venator Group
    5.50% due 6/01/08...................         1,159,000        1,208,257
                                                            ---------------
                                                                  1,858,295
                                                            ---------------
BROADCASTING & MEDIA -- 1.0%
  Valassis Communications, Inc. zero
    coupon due 6/06/21..................         2,005,000        1,167,912
  Walt Disney Co.
    2.13% due 4/15/23...................           390,000          398,288
                                                            ---------------
                                                                  1,566,200
                                                            ---------------
BUSINESS SERVICES -- 1.1%
  Waste Management, Inc. 2.00% due
    1/24/05.............................            68,000           64,430
  Goldman Sachs Group, Inc., MTN,
    (convertible into Waste Management,
    Inc.) 2.00% due 2/12/09.............           591,000          562,189

SUNAMERICA VALUE FUND
PORTFOLIO OF INVESTMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)


                                                                 VALUE
          SECURITY DESCRIPTION                 SHARES          (NOTE 3)
BONDS & NOTES -- (CONTINUED)
BUSINESS SERVICES (CONTINUED)
  Goldman Sachs Group, Inc., MTN,
    (convertible into Waste Management,
    Inc.) 3.00% due 10/28/12............         1,213,000  $     1,150,834
                                                            ---------------
                                                                  1,777,453
                                                            ---------------
DRUGS -- 0.5%
  Watson Pharmaceuticals, Inc. 1.75%
    due 3/15/23*........................           760,000          762,850
                                                            ---------------
ELECTRONICS -- 1.4%
  Agilent Technologies, Inc. 3.00% due
    6/01/06.............................           411,000          396,101
  Teradyne, Inc.
    3.75% due 10/15/06..................         1,172,000        1,089,960
  Goldman Sachs Group, Inc., MTN,
    (convertible into Intel Corp) 2.50%
    due 9/16/12.........................           880,000          851,400
                                                            ---------------
                                                                  2,337,461
                                                            ---------------
ENERGY SOURCES -- 1.6%
  Devon Energy Corp.
    4.90% due 8/15/08...................         1,343,000        1,361,466
  Devon Energy Corp.
    4.95% due 8/15/08...................         1,185,000        1,204,256
                                                            ---------------
                                                                  2,565,722
                                                            ---------------
FOOD, BEVERAGE & TOBACCO -- 0.4%
  Costco Wholesale Corp.
    zero coupon due 8/19/17.............           864,000          690,120
                                                            ---------------
HOUSING & HOUSEHOLD DURABLES -- 0.7%
  Masco Corp.
    zero coupon due 7/20/31.............         2,802,000        1,197,855
                                                            ---------------
INSURANCE -- 0.8%
  Loews Corp.
    3.13% due 9/15/07...................         1,518,000        1,360,508
                                                            ---------------
                                              SHARES/
                                          PRINCIPAL AMOUNT       VALUE
          SECURITY DESCRIPTION             (IN THOUSANDS)      (NOTE 3)

MEDICAL PRODUCTS -- 0.4%
  Invitrogen, Inc.
    2.25% due 12/15/06..................           664,000  $       597,600
                                                            ---------------
TOTAL BONDS & NOTES
  (cost $14,721,756)....................                         14,714,064
                                                            ---------------
PUT OPTIONS PURCHASED -- 0.2%
FOOD, BEVERAGE & TOBACCO -- 0.1%
  Altria Group, Inc.....................            75,000          198,750
                                                            ---------------
MEDICAL PRODUCTS -- 0.0%
  Abbott Laboratories...................            21,600            1,080
                                                            ---------------
TELECOMMUNICATIONS -- 0.1%
  SBC Communications, Inc...............            76,600           65,110
                                                            ---------------
TOTAL OPTIONS
  (cost $551,564).......................                            264,940
                                                            ---------------
TOTAL INVESTMENT SECURITIES -- 93.7%
  (cost $148,632,629).....................................      151,528,626
                                                            ---------------
REPURCHASE AGREEMENT -- 5.3%
  Agreement with State Street Bank &
    Trust Co., bearing interest at
    0.50%, dated
    04/30/03, to be repurchased 05/01/03
    in the amount of $8,502,118 and
    collateralized by $7,970,000 of
    United States Treasury Bonds,
    bearing interest at 5.50%, due
    08/15/28 and having an approximate
    aggregate value of $8,672,300
    (cost $8,502,000)...................  $          8,502        8,502,000
                                                            ---------------
TOTAL INVESTMENTS
  (cost $157,134,629#)..................              99.0%     160,030,626
Other assets less liabilities...........               1.0        1,673,230
                                          ----------------  ---------------
NET ASSETS..............................             100.0% $   161,703,856
                                          ================  ===============

------------

+    Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
#    See Note 7.
(1)  Consists of more than one class of securities traded together as a unit.
@ The security or a portion thereof represents collateral for the following open futures contracts:

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------
                                                               VALUE                VALUE AS OF          UNREALIZED APPRECIATION
 NUMBER OF CONTRACTS     DESCRIPTION   EXPIRATION DATE     AT TRADE DATE           APRIL 30, 2003            (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
19 Long                   S&P 500         June 2003         $4,151,020               $4,351,476                 $200,456
                                                                                                                ========

    See Notes to Financial Statements.

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED)

NOTE 1. ORGANIZATION

   SunAmerica Style Select Series, Inc. (the "Fund") is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. ("SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. The Fund offers fourteen additional series of shares (each, a "portfolio") which are not included in this report. The investment objective for the Portfolio is as follows:

   SUNAMERICA VALUE FUND seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization.

   CLASSES OF SHARES: The Portfolio offers multiple classes of shares. The classes within the Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

         Class A shares--       Offered at net asset value per share plus an
                                initial sales charge. Any purchases of
                                Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

         Class B shares--       Offered at net asset value per share without
                                an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

         Class II shares--      Offered at net asset value per share plus an
                                initial sales charge. Certain redemptions made within the first eighteen months of the date of purchase are subject to a contingent deferred sales charge.

         Class I shares--       Offered at net asset value per share
                                exclusively for sale to certain institutions.

         Class Z shares--       Offered at net asset value per share
                                exclusively to participants in certain
                                employee retirement plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class II shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class Z.

   INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

   unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 2. FUND MERGERS

   Pursuant to a plan of reorganization approved by shareholders of the North American Funds ("NA Funds") on November 7, 2001, all the assets and liabilities of the determined NA Funds were transferred in a tax-free exchange to a determined SunAmerica Style Select Mutual Fund ("SA Funds"). The details of the reorganization transaction, which was consummated on November 16, 2001, are set forth below.

   The SunAmerica Value Fund (formerly, Multi-Cap Value Portfolio) acquired all of the assets and liabilities of the North American Mid Cap Value Fund ("NA Mid Cap Value Fund"). In conjunction with the reorganization, the SunAmerica Value Fund is the surviving entity. All shares of the NA Mid Cap Value Fund Class A, Class B, Class C and Class I were exchanged, tax free, for SunAmerica Value Fund Class A, Class B, Class II and Class I shares, respectively.

   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

   Net assets of SunAmerica Value Fund Portfolio prior to merger................  $155,010,651
   Net assets of NA Mid Cap Value Portfolio prior to merger.....................    30,267,585
                                                                                  ------------
   Aggregate net assets of SunAmerica Value Fund following the acquisition......  $185,278,236
                                                                                  ============
   Unrealized appreciation in NA MidCap Value Fund..............................  $    197,480

   Pursuant to a plan of reorganization approved by the shareholders of the SunAmerica Large-Cap Growth Portfolio and SunAmerica Mid-Cap Growth Portfolio on August 15, 2002, the Style Select Focused Large-Cap Growth Portfolio and the Style Select Focused Multi-Cap Growth Portfolio acquired all of the assets and liabilities of the Style Select Large-Cap Growth Portfolio and the Style Select Mid-Cap Growth Portfolio, respectively.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements:

   SECURITY VALUATIONS: Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market makers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

   NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sales price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Fund uses the exchange that is the primary market for the security. Options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Funds may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolio is permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolio, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues such taxes when the related income is earned. The Portfolio amortizes premiums and accrue discounts including original issue discounts for both book and federal income tax purposes.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

   Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods.

   The Portfolio issues and redeems its shares, invest in securities and distribute dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of the shareholders. These activities are reported in the Statement of Changes in Net Assets.

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolio records dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

   The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. Dollars on the date of valuation.

   The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   FORWARD FOREIGN CURRENCY CONTRACTS: Certain portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

   forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolio's activities in futures contracts are for hedging purposes and are conducted through regulated exchanges which do not result in counterparty credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICES AGREEMENT

   The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of the Portfolio and administers its corporate affairs, subject to general review by the Board of Directors (the "Directors"). In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by the Portfolio to SunAmerica as full compensation for services and facilities furnished to the Fund is 1.00% for the first $750 million, 0.95% for the next $750 million, and 0.90% for any amount exceeding 1.5 billion of the average daily net assets.

   Under the current Subadvisory Agreement, American Century Investment Management, Inc. ("American Century") manages the investment and reinvestment of the assets of the Portfolio. American Century is independent of SunAmerica and discharges its responsibilities subject to the policies of the Directors and the oversight and supervision of SunAmerica, which pays the Advisors' fees.

   SunAmerica pays a monthly fee to American Century equal to a percentage of the average daily net assets of the Portfolio. For the six months ended April 30, 2003, SunAmerica paid the Advisor of the Portfolio fees of 0.50%, expressed as an annual percentage of the average daily net assets.

   SunAmerica has agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the percentage limitations of the Portfolio's average net assets. For the SunAmerica Value Portfolio expenses are limited at 1.78%, 2.43%, 2.43%, 1.68%, and 1.21% for Class A, Class B,
   Class II, Class I and Class Z shares, respectively. SunAmerica also may waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

   At April 30, 2003, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment are as follows:

                                                  OTHER
                                                 EXPENSES
                                                REIMBURSED
                                                ----------
SunAmerica Value Fund.........................   $     --

                                                  CLASS
                                                 SPECIFIC
                                                 EXPENSES
                                                REIMBURSED
                                                ----------
SunAmerica Value Fund Class A.................   $ 17,738
SunAmerica Value Fund Class B.................      8,512
SunAmerica Value Fund Class II................     16,667
SunAmerica Value Fund Class I.................     10,404
SunAmerica Value Fund Class Z.................     53,322

   For the period ended April 30, 2003, the amounts repaid to the Adviser which are included in the management fee are as follows:

                                           AMOUNT
                                          RECOUPED
                                          --------
SunAmerica Value Fund Class A...........  $   676
SunAmerica Value Fund Class B...........    4,530

   The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly-owned subsidiary of AIG SunAmerica Inc. The Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Portfolio has adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class II Plan". In adopting the Distribution Plans, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan, and Class II Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

   Distribution Plans provide that each class of shares of the Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, 2003, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

   SACS receives sales charges on the Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Portfolio's Class A, Class B and Class II shares. SACS has advised the Portfolio that for the period ended April 30, 2003 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                   CLASS A                                        CLASS B
  --------------------------------------------------------------------------  ---------------
                                                                                CONTINGENT
                   SALES                      AFFILIATED     NON-AFFILIATED      DEFERRED
                  CHARGES                   BROKER-DEALERS   BROKER-DEALERS    SALES CHARGES
  ----------------------------------------  ---------------  ---------------  ---------------
                  $100,845                      $36,049          $50,806          $76,541

                                           CLASS II
  -------------------------------------------------------------------------------------------
                                                                                CONTINGENT
                   SALES                      AFFILIATED     NON-AFFILIATED      DEFERRED
                  CHARGES                   BROKER-DEALERS   BROKER-DEALERS    SALES CHARGES
  ----------------------------------------  ---------------  ---------------  ---------------
                  $ 15,732                      $3,841           $11,891          $2,176

   The Fund, on behalf of the Portfolio, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolio's transfer agent in connection with the services that it offers to the shareholders of the Portfolio. The Service Agreement, which permits the Portfolio to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Directors. For the period ended April 30, 2003, the Portfolio incurred the following expenses, which are included in transfer agent fees in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                          PAYABLE AT
                         EXPENSE                                        APRIL 30, 2003
  ------------------------------------------------------   -----------------------------------------
         CLASS A          CLASS B    CLASS II   CLASS I    CLASS A    CLASS B    CLASS II   CLASS I
  ---------------------   --------   --------   --------   --------   --------   --------   --------
         $57,522          $84,863    $21,132     $5,452     $9,495    $13,710     $3,587      $945

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

   At April 30, 2003, VALIC an indirect wholly owned subsidiary of AIG, owned 43% of the outstanding shares of SunAmerica Value Fund Class I.

   During the period ended April 30, 2003, there was a transaction that caused an affiliate to reimburse the Portfolio $511.

NOTE 5. PURCHASES AND SALES OF INVESTMENT SECURITIES
   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2003 were as follows:

      Purchases (excluding U.S. government securities)............  $107,356,677
      Sales (excluding U.S. government securities)................   103,734,933

NOTE 6. TRANSACTIONS WITH AFFILIATES

   The Fund incurred broker commissions with affiliated brokers:

      J.P. Morgan Securities, Inc.................................  $640

NOTE 7. FEDERAL INCOME TAX
   The following details the tax basis distributions as well as the components of distributable earnings. As of October 31, 2002, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and derivative transactions.

                       DISTRIBUTABLE EARNINGS                          TAX DISTRIBUTIONS
      ---------------------------------------------------------   ---------------------------
                              LONG-TERM GAINS/     UNREALIZED
            ORDINARY            CAPITAL LOSS      APPRECIATION     ORDINARY       LONG-TERM
             INCOME              CARRYOVER       (DEPRECIATION)     INCOME      CAPITAL GAINS
      ---------------------   ----------------   --------------   -----------   -------------
           $4,156,306            $2,044,964      $ (10,036,242)   $5,165,336      $2,447,955

   At April 30, 2003, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

      Cost........................................................  $160,926,095
                                                                    ============
      Appreciation................................................  $  5,955,772
      Depreciation................................................    (6,851,241)
                                                                    ------------
      Net unrealized appreciation (depreciation)..................  $   (895,469)
                                                                    ============

NOTE 8. EXPENSE REDUCTIONS
   Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. For the period ended April 30, 2003, the amount of expense reductions received by the Portfolio was $11,394.

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

NOTE 9. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of each class of the Portfolio were as follows:

                                                 CLASS A                                             CLASS B
                            --------------------------------------------------  --------------------------------------------------
                            FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED     FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                                 APRIL 30, 2003           OCTOBER 31, 2002           APRIL 30, 2003           OCTOBER 31, 2002
                            ------------------------  ------------------------  ------------------------  ------------------------
                              SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                            ----------  ------------  ----------  ------------  ----------  ------------  ----------  ------------
      Shares sold.........    661,870#  $ 9,552,841#   1,281,563  $ 19,781,901    454,424   $ 6,291,552      854,532  $ 12,737,305
      Shares issued by
       merger.............         --            --      222,667     3,547,219         --            --      679,054    10,431,946
      Reinvested
       dividends..........    148,199     2,134,058      159,249     2,431,740    190,537     2,650,363      225,310     3,327,829
      Shares redeemed.....   (580,412)   (8,252,224)  (1,566,274)  (24,197,581)  (697,689)#  (9,484,716)# (1,504,713)  (22,144,087)
                             --------   -----------   ----------  ------------   --------   -----------   ----------  ------------
      Net increase
       (decrease).........    229,657   $ 3,434,675       97,205  $  1,563,279    (52,728)  $  (542,801)     254,183  $  4,352,993
                             ========   ===========   ==========  ============   ========   ===========   ==========  ============

                                                CLASS II                                           CLASS I
                            ------------------------------------------------  --------------------------------------------------
                                                                                                            FOR THE PERIOD
                            FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED      FOR THE SIX MONTHS        NOVEMBER 16, 2001*
                                 APRIL 30, 2003          OCTOBER 31, 2002      ENDED APRIL 30, 2003    THROUGH OCTOBER 31, 2002
                            ------------------------  ----------------------  ----------------------  --------------------------
                              SHARES       AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT       SHARES        AMOUNT
                            ----------  ------------  ---------  -----------  ---------  -----------  -----------  -------------
      Shares sold.........    305,504   $ 4,210,573    335,996   $ 5,021,580    41,128   $  585,026       65,902    $ 1,018,521
      Shares issued by
       merger.............         --            --    278,658     4,280,036        --           --      753,772     12,008,384
      Reinvested
       dividends..........     46,488       646,641     58,720       867,290    15,108      217,404       14,156        216,021
      Shares redeemed.....   (218,165)   (2,984,764)  (580,375)   (8,574,128)   (8,462)    (120,877)    (510,776)    (8,153,349)
                             --------   -----------   --------   -----------  --------   ----------     --------    -----------
      Net increase
       (decrease).........    133,827   $ 1,872,450     92,999   $ 1,594,778    47,774   $  681,553      323,054    $ 5,089,577
                             ========   ===========   ========   ===========  ========   ==========     ========    ===========

                                               CLASS Z
                            ----------------------------------------------
                              FOR THE SIX MONTHS      FOR THE YEAR ENDED
                             ENDED APRIL 30, 2003      OCTOBER 31, 2002
                            ----------------------  ----------------------
                             SHARES      AMOUNT      SHARES      AMOUNT
                            ---------  -----------  ---------  -----------
      Shares sold.........   196,808   $2,793,390     28,434   $  466,899
      Shares issued by
       merger.............        --           --         --           --
      Reinvested
       dividends..........     1,192       17,509      1,606       24,991
      Shares redeemed.....    (7,150)    (100,478)   (37,566)    (610,768)
                            --------   ----------   --------   ----------
      Net increase
       (decrease).........   190,850   $2,710,421     (7,526)  $ (118,878)
                            ========   ==========   ========   ==========

    ----------------
    *   Inception of the class

    # Includes automatic conversion of 35,623 shares of Class B shares in the amount of $485,838 to 34,440 shares of Class A shares in the amount of $485,838

SUNAMERICA VALUE FUND
NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2003 (UNAUDITED) -- (CONTINUED)

NOTE 10. DIRECTORS' RETIREMENT PLAN

   The Directors (and Trustees) of the SunAmerica Style Select Series, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if a disinterested Director who has at least 10 years of consecutive service as a disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An eligible director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.5%. As of April 30, 2003, SunAmerica Value Portfolio had accrued $22,797 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities, and as of April 30, 2003 expensed $1,652 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

NOTE 11. COMMITMENTS AND CONTINGENCIES

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in interest expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. During the period ended April 30, 2003, the SunAmerica Value Fund had borrowings outstanding under the line of credit for 11 days, and incurred $177 in interest charges related to these borrowings. SunAmerica Value Portfolio's average amount of debt under the line of credit for the days utilized was $324,670 at a weighted average interest of 1.79%. At April 30, 2003, there were no borrowings outstanding.

SUNAMERICA VALUE FUND
DIRECTOR INFORMATION -- (UNAUDITED)

    The following table contains basic information regarding the Directors that oversee operations of the Funds and other investment companies within the Fund complex.

                                                                                       NUMBER OF
                                          TERM OF                                      FUNDS IN
                            POSITION    OFFICE AND                                       FUND                   OTHER
NAME,                      HELD WITH     LENGTH OF                                      COMPLEX             DIRECTORSHIPS
ADDRESS AND                SUNAMERICA      TIME           PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY
DATE OF BIRTH*              COMPLEX       SERVED           DURING PAST 5 YEARS        DIRECTOR(1)            DIRECTOR(2)
--------------             ----------   -----------   ------------------------------  -----------   ------------------------------
S. James Coppersmith       Director     17 years      Retired.                            45        Director of BJ's Wholesale
DOB: February 21, 1933                                                                              Club, Inc.; Member of Board of
                                                                                                    Trustees of the Boston Stock
                                                                                                    Exchange.

Judith L. Craven           Director     1 year        Retired Administrator.              75        Director, A.G. Belo
DOB: October 6, 1945                                                                                Corporation (1992 to present);
                                                                                                    Director, Sysco Corporation
                                                                                                    (1996 to present); Director,
                                                                                                    Luby's Inc. (1998 to present).

William F. Devin           Director     1 year        Retired.                            75        Member of the Board of
DOB: December 30, 1938                                                                              Governors, Boston Stock
                                                                                                    Exchange (1985-Present);
                                                                                                    formerly, Director, Cypress
                                                                                                    Tree Senior Floating Rate
                                                                                                    Fund, Inc. (October 1997-May
                                                                                                    2001).

Samuel M. Eisenstat        Chairman     16 years      Attorney, solo practitioner.        46        Director of North European Oil
DOB: March 7, 1940         of the                                                                   Royalty Trust.
                           Board

Stephen J. Gutman          Director     17 years      Partner and Managing Member of      46        None
DOB: May 10, 1943                                     B.B. Associates LLC (menswear
                                                      specialty retailing and other
                                                      activities) (June 1988 to
                                                      present)

Peter A. Harbeck (3)       Director     7 years       President, CEO and Director,        83        None
DOB: January 23, 1954                                 AIG SunAmerica Asset
                                                      Management Corp. (August 1995
                                                      to present); Director, AIG
                                                      SunAmerica Capital
                                                      Services, Inc. (August 1993 to
                                                      present)

SUNAMERICA VALUE FUND
DIRECTOR INFORMATION -- (UNAUDITED) (CONTINUED)

                                                                                       NUMBER OF
                                          TERM OF                                      FUNDS IN
                            POSITION    OFFICE AND                                       FUND                   OTHER
NAME,                      HELD WITH     LENGTH OF                                      COMPLEX             DIRECTORSHIPS
ADDRESS AND                SUNAMERICA      TIME           PRINCIPAL OCCUPATIONS       OVERSEEN BY              HELD BY
DATE OF BIRTH*              COMPLEX       SERVED           DURING PAST 5 YEARS        DIRECTOR(1)            DIRECTOR(2)
--------------             ----------   -----------   ------------------------------  -----------   ------------------------------
Sebastiano Sterpa          Director     10 years      Founder and Chariman of the         37        Director, Real Estate Business
DOB: July 18, 1929                                    Board of the Sterpa Group                     Service and Countrywide
                                                      (real estate investment and                   Financial.
                                                      management) (1962 to present);
                                                      Director/Trustee of SAMF.

------------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios,) Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (I.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Trustee, as defined within the Investment Company Act of 1940.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

[AIG LOGO] SUNAMERICA
           MUTUAL FUNDS

AIG SUNAMERICA ASSET MANAGEMENT CORP.
HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS
        S. JAMES COPPERSMITH
        JUDITH L. CRAVEN
        WILLIAM F. DEVIN
        SAMUEL M. EISENSTAT
        STEPHEN J. GUTMAN
        PETER A. HARBECK
        SEBASTIANO STERPA

OFFICERS
        ROBERT M. ZAKEM, PRESIDENT
        DONNA M. HANDEL, TREASURER
        JOSEPH P. KELLY, ASSISTANT SECRETARY
        STACEY V. MORRISON, ASSISTANT SECRETARY
        BRIAN P. CLIFFORD, VICE PRESIDENT
        DONNA CALDER, VICE PRESIDENT
        FRANK GANNON, VICE PRESIDENT
        J. STEVEN NEAMTZ, VICE PRESIDENT
        STEVEN SCHOEPKE,VICE PRESIDENT
        ABBE P. STEIN, VICE PRESIDENT
          AND ASSISTANT SECRETARY
        LAURA E. FILIPPONE, ASSISTANT TREASURER
        GREGORY R. KINGSTON, VICE PRESIDENT
          AND ASSISTANT TREASURER
        DONALD H. GUIRE, ASSISTANT TREASURER

INVESTMENT ADVISER
        AIG SUNAMERICA ASSET MANAGEMENT CORP.
        HARBORSIDE FINANCIAL CENTER
        3200 PLAZA 5
        JERSEY CITY, NJ 07311-4992

DISTRIBUTOR
        AIG SUNAMERICA CAPITAL SERVICES, INC.
        HARBORSIDE FINANCIAL CENTER
        3200 PLAZA 5
        JERSEY CITY, NJ 07311-4992

SHAREHOLDER SERVICING AGENT
        AIG SUNAMERICA FUND SERVICES, INC.
        HARBORSIDE FINANCIAL CENTER
        3200 PLAZA 5
        JERSEY CITY, NJ 07311-4992

CUSTODIAN AND TRANSFER AGENT
        STATE STREET BANK AND TRUST COMPANY
        P.O. BOX 219373
        KANSAS CITY, MO 64121

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been examined by independent accountants and accordingly no opinion has been expressed thereon.

Distributed by:
AIG SunAmerica Capital Services, Inc.

SSSAN-4/03

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Reserved.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

    (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

    (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

    (a) Not applicable.

    (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
        (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Style Select Series, Inc.

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: July 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
    -------------------
    Robert M. Zakem
    President

Date: July 3, 2003

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: July 3, 2003